UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (Large Cap Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 96.6%
Information Technology - 20.9%
Apple, Inc.*	15,415	$5,875,890
Google, Inc. — Class A	10,540	5,421,565
QUALCOMM, Inc.	90,200	4,386,426
International Business Machines Corp.	21,900	3,833,157
Dell, Inc.	235,500	3,332,325
Western Union Co.	187,100	2,860,759
Avago Technologies Ltd.	81,250	2,662,563
TE Connectivity Ltd.	93,400	2,628,276
Computer Sciences Corp.	85,000	2,282,250
Cognizant Technology Solutions Corp. — Class A*	36,100	2,263,470
Cisco Systems, Inc.	102,700	1,590,823
Hewlett-Packard Co.	62,214	1,396,704
Visa, Inc.	14,700	1,260,084

Total Information Technology		39,794,292

Consumer Discretionary - 15.0%
McDonald’s Corp.	42,650	3,745,523
Starbucks Corp.	94,600	3,527,634
TJX Companies, Inc.	63,550	3,525,118
Nordstrom, Inc.	76,400	3,489,952
Priceline.com, Inc.	6,670	2,997,898
Lowe’s Companies, Inc.	151,100	2,922,274
BorgWarner, Inc.	47,350	2,866,096
Time Warner, Inc.	81,500	2,442,555
Wynn Resorts Ltd.	19,500	2,244,060
Best Buy Company, Inc.	31,200	726,960

Total Consumer Discretionary		28,488,070

Industrials - 14.1%
Equifax, Inc.	130,300	4,005,422
United Parcel Service, Inc. — Class B	53,750	3,394,312
Precision Castparts Corp.	21,200	3,295,752
Eaton Corp.	84,900	3,013,950
Honeywell International, Inc.	65,350	2,869,519
CSX Corp.	152,610	2,849,229
Republic Services, Inc. — Class A	73,900	2,073,634
United Technologies Corp.	24,700	1,737,892
URS Corp. ADR*	44,400	1,316,904
Parker Hannifin Corp.	13,600	858,568
FedEx Corp.	12,300	832,464
USG Corp.	81,600	549,168
Babcock & Wilcox Co.*	5,696	111,357

Total Industrials		26,908,171

Financials - 11.8%
Wells Fargo & Co.	239,554	5,778,042
Aon Corp.	72,800	3,056,144
U.S. Bancorp	116,848	2,750,602
MetLife, Inc.	87,450	2,449,475
Berkshire Hathaway, Inc. — Class A	19	2,029,200
JPMorgan Chase & Co.	51,436	1,549,252
Allstate Corp.	59,000	1,397,710
BB&T Corp.	60,717	1,295,094
Bank of New York Mellon Corp.	58,600	1,089,374
State Street Corp.	28,300	910,128
First Marblehead Corp.	128,952	131,531

Total Financials		22,436,552

Energy - 11.6%
Halliburton Co.	127,900	3,903,508
Chevron Corp.[1]	37,900	3,506,508
Baker Hughes, Inc.	60,300	2,783,448
National Oilwell Varco, Inc.	50,600	2,591,732
Williams Companies, Inc.	101,800	2,477,812
McDermott International, Inc.	215,100	2,314,476
Apache Corp.	18,600	1,492,464
ConocoPhillips	19,000	1,203,080
Chesapeake Energy Corp.	42,300	1,080,765
Exxon Mobil Corp.	10,050	729,932

Total Energy		22,083,725

Health Care - 10.4%
Covidien plc	109,980	4,850,118
Johnson & Johnson	54,550	3,475,380
Gilead Sciences, Inc.	88,800	3,445,440
Aetna, Inc.	80,400	2,922,540
Hospira, Inc.*	54,600	2,020,200
Forest Laboratories, Inc.*	41,400	1,274,706
UnitedHealth Group, Inc.	19,300	890,116
Medco Health Solutions, Inc.	18,400	862,776

Total Health Care		19,741,276

Consumer Staples - 6.4%
Coca-Cola Co.	55,400	3,742,824
CVS Caremark Corp.	80,900	2,716,622
Wal-Mart Stores, Inc.	37,600	1,951,440
Kraft Foods, Inc. — Class A	51,200	1,719,296
Bunge Ltd.	20,900	1,218,261
Costco Wholesale Corp.	10,800	886,896

Total Consumer Staples		12,235,339

Materials - 4.4%
CF Industries Holdings, Inc.	21,100	2,603,529
EI du Pont de Nemours & Co.	62,550	2,500,123
Dow Chemical Co.	72,700	1,632,842
Bemis Company, Inc.	54,700	1,603,257

Total Materials		8,339,751

Utilities - 1.5%
Edison International	75,900	2,903,175

Telecommunication Services - 0.5%
Windstream Corp.	89,400	1,042,404

Total Common Stocks
(Cost $199,705,851)		183,972,755

Total Long Investments - 96.6% (Cost $199,705,851)		$183,972,755

	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Put Options on:
State Street Corp. Expiring October 2011 with strike price of $31.00	140	(19,880)

Total Options Written (Premiums received $25,685)		(19,880)

Series A (Large Cap Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Contracts	Value
Total Securities Sold Short- 0.0% (Proceeds $25,685)		$(19,880)

Cash & Other Assets, Less Liabilities - 3.4%		6,488,834

Total Net Assets - 100.0%		$190,441,709

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at September 30, 2011.

ADR	American Depositary Receipt

plc	Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 98.1%
Financials - 19.2%
Aon Corp.	190,600	$8,001,388
U.S. Bancorp	306,746	7,220,801
Wells Fargo & Co.	272,825	6,580,539
Berkshire Hathaway, Inc. — Class A	50	5,340,000
JPMorgan Chase & Co.	135,369	4,077,314
Allstate Corp.	153,450	3,635,231
BB&T Corp.	161,463	3,444,006
Bank of New York Mellon Corp.	151,900	2,823,821
State Street Corp.	73,100	2,350,896
First Marblehead Corp.	317,112	323,454

Total Financials		43,797,450

Energy - 16.0%
Chevron Corp.[1]	98,600	9,122,472
Williams Companies, Inc.	264,700	6,442,798
McDermott International, Inc.	562,700	6,054,652
Apache Corp.	48,700	3,907,688
Halliburton Co.	120,900	3,689,868
Chesapeake Energy Corp.	111,800	2,856,490
ConocoPhillips	41,200	2,608,784
Exxon Mobil Corp.	26,050	1,892,011

Total Energy		36,574,763

Information Technology - 13.7%
Western Union Co.	493,700	7,548,673
TE Connectivity Ltd.	238,850	6,721,239
Computer Sciences Corp.	220,300	5,915,055
Cisco Systems, Inc.	267,800	4,148,222
Hewlett-Packard Co.	162,651	3,651,515
Visa, Inc.	38,800	3,325,936

Total Information Technology		31,310,640

Industrials - 13.1%
Equifax, Inc.	344,600	10,593,004
Republic Services, Inc. — Class A	191,700	5,379,102
United Technologies Corp.	63,900	4,496,004
URS Corp. ADR*	116,100	3,443,526
Parker Hannifin Corp.	35,400	2,234,802
FedEx Corp.	32,443	2,195,742
USG Corp.	212,400	1,429,452
Babcock & Wilcox Co.*	14,808	289,497

Total Industrials		30,061,129

Health Care - 11.2%
Aetna, Inc.	211,000	7,669,850
Hospira, Inc.*	139,600	5,165,200
Covidien plc	108,950	4,804,695
Forest Laboratories, Inc.*	107,800	3,319,162
UnitedHealth Group, Inc.	51,200	2,361,344
Medco Health Solutions, Inc.	47,000	2,203,830

Total Health Care		25,524,081

Consumer Staples - 9.8%
CVS Caremark Corp.	213,700	7,176,046
Wal-Mart Stores, Inc.	97,800	5,075,820
Kraft Foods, Inc. — Class A	136,300	4,576,954
Bunge Ltd.	54,400	3,170,976
Costco Wholesale Corp.	28,300	2,323,996

Total Consumer Staples		22,323,792

Consumer Discretionary - 6.9%
Lowe’s Companies, Inc.	380,600	7,360,804
Time Warner, Inc.	217,633	6,522,461
Best Buy Company, Inc.	82,300	1,917,590

Total Consumer Discretionary		15,800,855

Materials - 3.7%
Dow Chemical Co.	190,500	4,278,630
Bemis Company, Inc.	144,400	4,232,364

Total Materials		8,510,994

Utilities - 3.3%
Edison International	199,200	7,619,400

Telecommunication Services - 1.2%
Windstream Corp.	232,532	2,711,323

Total Common Stocks (Cost $238,138,935)		224,234,427

Total Long Investments - 98.1% (Cost $238,138,935)		$224,234,427

	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Put Options on:
State Street Corp. Expiring October 2011 with strike price of $31.00	363	(51,546)

Total Options Written (Premiums received $66,598)		(51,546)

Total Securities Sold Short- 0.0% (Proceeds $66,598)		$(51,546)

Cash & Other Assets, Less Liabilities - 1.9%		4,336,161

Total Net Assets - 100.0%		$228,519,042

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at September 30, 2011.

ADR	American Depositary Receipt

plc	Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 10.0%
Freddie Mac[1]
0.09% due 01/10/12	$5,000,000	$4,999,725
Fannie Mae[1]
0.11% due 01/17/12	5,000,000	4,999,705
Federal Farm Credit Bank[2]
0.12% due 02/08/12	5,000,000	4,999,645

Total Federal Agency Discount Notes (Cost $14,994,921)		14,999,075

ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 10/01/11[3,4]	105,075	105,229
#503343, 0.88% due 10/01/11[3,4]	79,222	79,222
#503295, 0.75% due 10/01/11[3,4]	57,772	57,857
#502353, 1.00% due 10/01/11[3,4]	25,319	25,319

Total Small Business Administration Pools		267,627

Total Asset Backed Securities (Cost $267,426)		267,627

REPURCHASE AGREEMENT††,5 - 36.0%
UMB Financial Corp.
issued 09/30/11 at 0.01% due 10/03/11	53,980,000	53,980,000

Total Repurchase Agreement (Cost $53,980,000)		53,980,000

COMMERCIAL PAPER†† - 54.0%
General Reinsurance Corp.
0.07% due 11/02/11	7,000,000	6,999,564
UBS Finance Delaware LLC
0.13% due 10/31/11	7,000,000	6,999,242
Westpack Banking Corp.
0.27% due 11/04/11	4,000,000	3,999,558
0.47% due 03/15/12	3,000,000	2,997,537

Total Westpack Banking Corp.		6,997,095

Sheffield Receivables Corp.
0.23% due 12/05/11	3,900,000	3,898,184
0.16% due 10/13/11	3,000,000	2,999,816

Total Sheffield Receivables Corp.		6,898,000

Coca-Cola Co.
0.08% due 11/18/11	3,000,000	2,999,680
0.13% due 12/06/11	2,000,000	1,999,572
0.20% due 03/01/12	1,750,000	1,748,721

Total Coca-Cola Co.		6,747,973

Barclays U.S. Funding LLC
0.10% due 10/04/11	4,000,000	3,999,967
0.25% due 10/11/11	2,500,000	2,499,893

Total Barclays U.S. Funding LLC		6,499,860

Toyota Motor Credit Corp.
0.22% due 11/21/11	5,000,000	4,999,032
0.25% due 11/28/11	1,000,000	999,757
0.15% due 10/28/11	400,000	399,955

Total Toyota Motor Credit Corp.		6,398,744

John Deere Capital Corp.
0.08% due 10/05/11	4,400,000	4,399,961
0.10% due 10/04/11	1,750,000	1,749,985

Total John Deere Capital Corp.		6,149,946

Nestle Capital Corp.
0.10% due 10/24/11	4,000,000	3,999,840
0.10% due 11/01/11	2,000,000	1,999,888

Total Nestle Capital Corp.		5,999,728

Danske Corp.
0.24% due 10/14/11	6,000,000	5,999,480
General Electric Co.
0.11% due 12/27/11	6,000,000	5,998,534
Wal-Mart Stores, Inc.
0.08% due 11/21/11	5,000,000	4,999,433
American Honda Finance
0.14% due 11/09/11	1,906,000	1,905,470
ING U.S. Funding LLC
0.22% due 10/28/11	1,500,000	1,499,724
Procter & Gamble International Funding
0.10% due 10/17/11	810,000	809,964

Total Commercial Paper (Cost $80,897,281)		80,902,757

Total Investments - 100.2% (Cost $150,139,628)		$150,149,459

Liabilities, Less Cash & Other Assets — (0.2)%		(277,448)

Total Net Assets - 100.0%		$149,872,011

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[4]	Maturity date indicated is next interest reset date.

[5]	Repurchase Agreement — See Note 3.

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1%
Financials - 20.5%
Chugoku Bank Ltd.††	17,000	$250,335
Joyo Bank Ltd.††	53,000	246,554
Daiwa House Industry Company Ltd.††	19,000	243,267
Japan Retail Fund Investment Corp. — Class A††	150	241,155
Hiroshima Bank Ltd.††	48,000	237,556
Chiba Bank Ltd.††	34,000	235,807
Iyo Bank Ltd.††	23,000	234,642
Gunma Bank Ltd.††	42,000	234,086
Hokuhoku Financial Group, Inc.††	107,040	233,862
Hachijuni Bank Ltd.††	38,000	232,762
Lloyds Banking Group plc††	430,280	230,937
Nishi-Nippon City Bank Ltd.††	75,000	230,472
Fukuoka Financial Group, Inc.††	55,000	230,115
Resona Holdings, Inc.††	47,520	226,709
Suruga Bank Ltd.††	23,000	224,057
Bank of Kyoto Ltd.††	25,000	222,571
Mitsubishi UFJ Financial Group, Inc.†	48,320	221,758
Aeon Credit Service Company Ltd.††	14,410	221,673
Bank of Yokohama Ltd.††	44,000	220,633
Aeon Mall Company Ltd.††	9,600	219,269
Shizuoka Bank Ltd.††	20,850	218,437
Mitsubishi UFJ Lease & Finance Company Ltd.††	5,450	217,547
Sumitomo Mitsui Trust Holdings, Inc.††	64,990	215,096
Seven Bank Ltd.††	110	214,681
Credit Saison Company Ltd.††	11,110	214,196
Yamaguchi Financial Group, Inc.††	21,000	212,226
Nomura Real Estate Holdings, Inc.††	14,010	211,946
Sumitomo Realty & Development Company Ltd.††	11,000	211,440
NKSJ Holdings, Inc.††	9,500	210,880
Mitsubishi Estate Company Ltd.††	13,000	210,854
Daito Trust Construction Company Ltd.††	2,300	210,848
Shinsei Bank Ltd.††	186,250	209,332
Mizuho Financial Group, Inc.††	142,843	209,164
Royal Bank of Scotland Group plc ADR††	584,361	208,939
SBI Holdings, Inc.††	2,410	208,229
Unione di Banche Italiane SCPA††	56,230	208,150
Banco Popolare SC††	125,580	207,623
Nippon Building Fund, Inc.††	20	207,033
Standard Life plc††	66,560	205,854
Sumitomo Mitsui Financial Group, Inc.††	7,300	205,668
Randstad Holding N.V.††	6,450	205,619
Daiwa Securities Group, Inc.††	55,000	205,371
Mitsui Fudosan Company Ltd.††	13,000	205,350
Sony Financial Holdings, Inc.††	13,400	204,574
Zurich Financial Services AG††	980	204,138
Capital Shopping Centres Group plc††	40,230	203,907
NTT Urban Development Corp.††	280	203,458
Hannover Rueckversicherung AG††	4,490	202,989
Tokio Marine Holdings, Inc.††	8,000	202,731
Danske Bank A††	14,460	202,224
Barclays plc ADR††	82,490	202,208
Muenchener Rueckversicherungs AG††	1,620	201,187
Hopewell Holdings Ltd.††	70,000	200,847
Credit Suisse Group AG††	7,670	200,657
MS&AD Insurance Group Holdings††	9,200	200,158
Tryg A††	3,790	199,262
ASX Ltd.††	6,850	198,950
Allianz AG††	2,110	197,758
RSA Insurance Group plc††	114,880	197,502
Pohjola Bank plc — Class A††	18,730	197,027
T&D Holdings, Inc.††	20,900	196,896
Banco Bilbao Vizcaya Argentaria S.A.†	23,750	196,631
Aegon N.V.††	48,340	195,929
Intesa Sanpaolo SpA††	124,710	195,565
Japan Real Estate Investment Corp.††	20	195,519
Bankinter S.A.††	35,980	195,399
Standard Chartered plc††	9,790	195,221
Svenska Handelsbanken AB — Class A††	7,670	195,117
Swiss Re AG†	4,150	194,680
SCOR SE††	9,020	194,560
HSBC Holdings plc††	25,380	194,350
Legal & General Group plc††	130,200	194,332
Resolution Ltd.††	50,620	193,946
Global Logistic Properties Ltd.††	154,330	193,519
Aozora Bank Ltd.††	84,000	193,390
Sino Land Company Ltd.††	146,410	193,350
Aviva plc††	41,030	192,872
Insurance Australia Group Ltd.††	66,630	192,869
Hammerson plc††	32,920	192,655
Hang Lung Group Ltd.††	37,780	192,500
Suncorp Group Ltd.††	25,250	192,231
Skandinaviska Enskilda Banken AB††	35,760	192,178
Mapfre S.A.††	62,200	192,052
Government Properties Trust, Inc.††	63,830	191,971
CapitaMall Trust††	138,330	191,818
Banco Santander S.A.††	23,450	191,714
Bankia S.A.*,†	39,050	191,680
GAM Holding AG††	15,300	191,504
Prudential plc††	22,310	191,404
Banco de Sabadell S.A.††	53,600	191,370
Link REIT††	60,490	191,112
Mirvac Group REIT††	173,770	191,031
Singapore Exchange Ltd.††	38,000	190,992
Banco Popular Espanol S.A.††	41,386	190,923
Israel Discount Bank Ltd. — Class A††	126,170	184,947

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Financials - 20.5% (continued)
Mizrahi Tefahot Bank Ltd.††	22,520	$184,872
Tokyu Land Corp.††	53,000	190,481
Admiral Group plc††	9,700	190,108
Dexus Property Group††	240,520	189,569
London Stock Exchange Group plc††	15,070	189,449
United Overseas Bank Ltd.††	14,710	189,138
Assicurazioni Generali SpA††	11,930	188,915
Delta Lloyd N.V.††	11,950	188,570
Investor AB — Class B††	10,710	188,417
Banca Carige SpA††	97,370	188,300
Intesa Sanpaolo SpA††	146,200	187,920
ORIX Corp.††	2,390	187,573
City Developments Ltd.††	25,850	187,408
Nomura Holdings, Inc.††	51,300	187,074
Westpac Banking Corp.††	9,660	187,055
CFS Retail Property Trust††	111,430	186,975
CapitaLand Ltd.††	100,000	186,567
Ascendas Real Estate Investment Trust††	120,760	186,202
Stockland††	66,860	186,091
Dai-ichi Life Insurance Company Ltd.††	180	186,046
Sampo Oyj — Class A††	7,400	185,859
Westfield Group††	25,030	185,602
Banca Monte dei Paschi di Siena SpA††	333,790	185,358
Nordea Bank AB††	22,890	185,199
Ageas††	107,200	184,602
Bank Hapoalim BM††	51,620	178,115
Old Mutual plc††	113,150	183,406
Groupe Bruxelles Lambert S.A.††	2,610	183,300
Nomura Real Estate Office Fund, Inc. — Class A††	30	182,935
Kinnevik Investment AB — Class B††	9,880	182,762
Pargesa Holding S.A.††	2,670	182,636
Deutsche Bank AG††	5,270	182,602
Bendigo and Adelaide Bank Ltd.††	22,440	181,750
Julius Baer Group Ltd.††	5,430	181,461
Gjensidige Forsikring ASA††	17,570	181,387
Oversea-Chinese Banking Corporation Ltd.††	29,420	181,307
Australia & New Zealand Banking Group Ltd.††	9,760	181,145
ING Groep N.V.††	25,650	180,921
ICAP plc††	28,390	180,895
Wheelock & Company Ltd.††	61,060	180,660
Mediobanca SpA††	23,010	180,634
Land Securities Group plc††	18,140	180,124
Deutsche Boerse AG†	3,560	180,039
3i Group plc††	61,920	179,897
Swiss Life Holding AG††	1,640	179,858
Industrivarden AB — Class C††	17,180	179,835
Japan Prime Realty Investment Corp.††	70	179,736
British Land Company plc††	24,400	179,668
Bank Leumi Le-Israel BM††	56,480	172,926
AIA Group Ltd.††	63,400	179,545
CaixaBank††	40,930	179,312
AXA S.A.††	13,780	179,266
UOL Group Ltd.††	56,850	179,159
Commonwealth Bank of Australia ADR††	4,110	178,730
Wharf Holdings Ltd.††	36,210	178,648
National Australia Bank Ltd. ADR††	8,410	178,627
Fonciere Des Regions††	2,560	178,567
Unibail-Rodamco SE — Class B††	1,000	178,427
Exor SpA††	9,110	178,302
Westfield Retail Trust††	76,440	177,884
Wing Hang Bank Ltd.††	22,010	177,647
Baloise Holding AG††	2,420	177,223
DnB NOR ASA††	17,780	177,189
Commerzbank AG††	70,700	177,177
Schroders plc††	8,940	177,054
KBC Groep N.V.††	7,660	176,713
Segro plc††	51,640	176,057
Hang Lung Properties Ltd.††	59,060	175,723
Klepierre††	6,260	175,466
UBS AG††	15,300	175,010
Swedbank AB††	15,770	174,069
Dexia S.A.*,††	91,330	173,706
Hang Seng Bank Ltd.††	14,810	173,495
Vienna Insurance Group AG Wiener Versicherung Gruppe††	4,560	173,347
CapitaMalls Asia Ltd.††	188,060	173,294
DBS Group Holdings Ltd.††	19,280	172,872
CNP Assurances††	11,710	172,408
QBE Insurance Group Ltd.††	14,040	172,403
Bank of East Asia Ltd.††	55,920	171,745
Macquarie Group Ltd.††	7,920	171,265
Societe Generale S.A.††	6,530	170,931
Henderson Land Development Company Ltd.††	37,990	170,560
Investec plc††	31,480	170,251
AMP Ltd.††	45,240	169,913
Hong Kong Exchanges and Clearing Ltd.††	11,680	169,428
Banco Espirito Santo S.A.††	63,730	168,784
Sun Hung Kai Properties Ltd.††	14,710	168,753
IMMOFINANZ AG††	59,650	168,628
Corio N.V.††	3,650	168,171
Gecina S.A.††	1,920	167,816
Keppel Land Ltd.††	85,770	167,518
Goodman Group††	303,430	166,235
BOC Hong Kong Holdings Ltd.††	78,340	165,636
ICADE††	2,120	165,628
BNP Paribas S.A.††	4,190	165,172
UniCredit SpA††	155,320	164,687
New World Development Ltd.††	171,000	163,507
Hysan Development Company Ltd. — Class A††	53,920	163,357
Natixis††	51,790	162,910
Ratos AB — Class B††	14,130	162,167
Lend Lease Group††	24,110	161,912
Swire Pacific Ltd. — Class A††	15,710	161,418

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Financials - 20.5% (continued)
Kerry Properties Ltd.††	50,030	$159,688
Eurazeo††	3,800	159,593
Cheung Kong Holdings Ltd.††	14,710	159,466
Man Group plc††	61,590	159,205
Raiffeisen Bank International AG††	5,320	153,987
Banco Comercial Portugues S.A.††	579,823	150,029
Credit Agricole S.A.††	21,750	149,573
Erste Group Bank AG††	5,830	148,680
Bank of Cyprus plc††	96,200	148,527
National Bank of Greece S.A.††	40,190	145,394
Alpha Bank AE — Class B††	58,420	101,901
EFG Eurobank Ergasias S.A.††	64,420	78,843
ANF Immobilier††	121	4,949
Banco de Valencia S.A.††	1,150	1,184

Total Financials		39,514,587

Industrials - 18.3%
Central Japan Railway Co.††	30	261,787
TOTO Ltd.††	28,000	246,962
Keio Corp.††	34,000	243,227
Odakyu Electric Railway Company Ltd.††	25,000	237,614
JS Group Corp.††	8,360	234,022
Keikyu Corp.††	25,000	230,792
Keisei Electric Railway Company Ltd.††	34,000	230,533
Kurita Water Industries Ltd.††	8,190	229,576
Kubota Corp.†	28,000	228,327
Hino Motors Ltd.††	38,000	226,076
Nippon Express Company Ltd.††	53,000	226,056
Toyota Tsusho Corp.††	13,210	225,989
NGK Insulators Ltd.††	15,000	225,697
Asahi Glass Company Ltd.††	23,000	224,540
Yamato Holdings Company Ltd.††	12,310	224,412
Mabuchi Motor Company Ltd.††	4,800	222,918
West Japan Railway Co.††	5,200	222,889
Kintetsu Corp.††	59,000	222,434
Secom Company Ltd.††	4,600	221,856
Balfour Beatty plc††	55,930	221,125
Tokyu Corp.††	44,000	221,093
Taisei Corp.††	80,000	220,226
Kajima Corp.††	66,700	218,898
Toppan Printing Company Ltd.††	30,000	218,485
East Japan Railway Co.††	3,600	218,242
Wolseley plc††	8,760	217,326
Obayashi Corp.††	44,000	217,323
Dai Nippon Printing Company Ltd.††	21,000	217,150
Babcock International Group plc††	21,310	217,076
Tobu Railway Company Ltd.††	46,000	216,662
Kinden Corp.††	25,000	216,141
Hutchison Port Holdings Trust††	319,000	215,325
Experian plc††	19,130	214,721
Mitsubishi Heavy Industries Ltd.††	50,710	213,861
Smiths Group plc††	13,820	213,144
Abertis Infraestructuras S.A.††	13,820	212,526
JTEKT Corp.††	17,710	211,904
Shimizu Corp.††	48,060	210,933
Bunzl plc††	17,710	210,877
Amada Company Ltd.††	32,000	210,482
Bouygues S.A.††	6,350	210,055
Koninklijke Vopak N.V.††	4,390	209,806
Sojitz Corp.††	114,500	209,167
Sumitomo Corp.††	16,710	206,749
Ryanair Holdings plc ADR†	8,020	206,515
NTN Corp.††	44,000	206,336
NSK Ltd.††	28,000	205,758
Serco Group plc††	25,990	205,378
Kamigumi Company Ltd.††	23,000	205,286
Mitsubishi Logistics Corp.††	19,000	204,711
Elbit Systems Ltd.††	5,110	198,850
Capita Group plc††	18,600	203,551
All Nippon Airways Company Ltd.††	65,000	203,416
G4S plc††	49,140	203,217
BAE Systems plc††	49,140	202,856
Japan Steel Works Ltd.††	34,000	202,795
Schindler Holding AG††	1,860	202,737
Fomento de Construcciones y Contratas S.A.††	8,200	202,154
Finmeccanica SpA††	29,160	201,753
Singapore Airlines Ltd.††	23,280	201,541
Nidec Corp.††	2,500	201,329
Marubeni Corp.††	36,000	201,010
Schindler Holding AG — Participation Certificate††	1,890	200,347
JGC Corp.††	8,140	199,045
MAp Group††	64,240	198,902
NWS Holdings Ltd.††	150,000	198,473
Koninklijke Boskalis Westminster N.V. — Class B††	6,450	198,380
Transurban Group††	38,150	198,334
Groupe Eurotunnel S.A.††	23,360	197,968
Ushio, Inc.††	13,000	197,901
ITOCHU Corp.††	20,700	197,793
Daikin Industries Ltd.††	6,900	197,619
Skanska AB — Class B††	14,180	196,245
Hitachi Construction Machinery Company Ltd.††	11,700	195,881
Makita Corp.††	5,500	195,747
Ferrovial S.A.††	17,170	195,723
Rolls-Royce Holdings plc††	21,190	194,607
Delek Group Ltd.††	1,230	180,360
MTR Corp.††	64,920	194,323
IHI Corp.††	88,000	193,995
Geberit AG††	1,050	193,872
Atlantia SpA — Class B††	13,460	193,523
Bureau Veritas S.A.††	2,690	193,361
Aeroports de Paris††	2,570	193,301
Fraser and Neave Ltd. — Class B††	43,920	192,776
Mitsui OSK Lines Ltd.††	50,000	192,632
Nippon Yusen Kabushiki Kaisha††	71,000	192,570
Cobham plc — Class B††	70,990	192,030
Sandvik AB††	16,660	191,923
Nippon Sheet Glass Company Ltd.††	85,770	191,883

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Industrials - 18.3% (continued)
Auckland International Airport Ltd.††	110,140	$191,428
Intertek Group plc††	6,660	191,420
Mitsui & Company Ltd.††	13,200	191,193
Hochtief AG††	3,060	191,119
Societe BIC S.A. ADR††	2,240	190,709
Edenred††	8,000	190,572
Adecco S.A.††	4,830	190,372
Orkla ASA — Class C††	25,040	190,324
European Aeronautic Defence and Space Company N.V.††	6,770	190,286
Assa Abloy AB — Class B††	9,250	190,260
SMC Corp.††	1,300	189,999
Sumitomo Electric Industries Ltd.††	16,110	189,190
DSV A††	10,510	189,084
Fuji Electric Company Ltd.††	73,000	188,960
Wartsila Oyj††	7,900	187,443
Singapore Technologies Engineering Ltd.††	88,000	187,311
Mitsubishi Corp.††	9,200	187,297
ComfortDelGro Corporation Ltd.††	187,830	186,495
QR National Ltd.††	61,630	186,354
Kawasaki Heavy Industries Ltd.††	73,000	186,144
Mitsubishi Electric Corp.††	21,000	186,003
Chiyoda Corp.††	19,070	185,905
Neptune Orient Lines Ltd.††	225,000	185,491
MAN SE††	2,390	185,254
Nabtesco Corp.††	9,800	185,214
Koninklijke Philips Electronics N.V.††	10,320	185,151
ACS Actividades de Construccion y Servicios S.A.††	5,250	185,002
Zardoya Otis S.A.††	14,550	184,950
Brenntag AG††	2,130	184,766
Siemens AG††	2,050	184,429
Sumitomo Heavy Industries Ltd.††	36,000	184,087
Mitsui Engineering & Shipbuilding Company Ltd.††	109,040	183,102
SGS S.A.††	120	182,304
Fraport AG Frankfurt Airport Services Worldwide††	3,090	181,940
Thales S.A.††	5,780	180,658
Asciano Ltd.††	131,050	180,546
Orient Overseas International Ltd.††	45,010	179,822
International Consolidated Airlines Group S.A.*,††	76,310	179,638
Aggreko plc††	7,110	178,787
Toll Holdings Ltd.††	42,600	178,630
Brambles Ltd. — Class B††	28,960	178,519
GS Yuasa Corp.††	38,000	178,174
Prysmian SpA††	13,520	177,607
Kuehne + Nagel International AG — Class B††	1,580	177,328
Deutsche Post AG††	13,850	177,309
Invensys plc††	50,880	177,142
Komatsu Ltd.††	8,200	176,781
Weir Group plc††	7,400	176,667
AP Moller — Maersk — Class B††	30	176,212
GEA Group AG††	7,540	175,994
SKF AB — Class B††	9,330	175,746
Sulzer AG††	1,710	175,729
ABB Ltd.††	10,270	175,677
Fiat Industrial SpA††	23,440	175,139
Vinci S.A.††	4,080	174,989
FANUC Corp.††	1,270	174,926
Volvo AB — Class B††	17,810	174,912
THK Company Ltd.††	10,500	174,717
Minebea Company Ltd.††	52,000	174,559
Metso Oyj††	5,960	174,444
Kone Oyj — Class B††	3,660	174,071
Safran S.A.††	5,680	173,747
Cathay Pacific Airways Ltd.††	106,410	173,665
Hutchison Whampoa Ltd.††	23,280	172,282
Legrand S.A. — Class B††	5,500	171,450
Schneider Electric S.A.††	3,200	171,240
Deutsche Lufthansa AG††	13,180	170,860
Leighton Holdings Ltd.††	9,590	170,310
Cosco Corporation Singapore Ltd.††	244,000	170,212
Atlas Copco AB — Class A††	9,590	169,700
Scania AB — Class B††	11,860	169,400
Keppel Corporation Ltd.††	28,850	169,171
Atlas Copco AB — Class B††	10,770	168,568
Kawasaki Kisen Kaisha Ltd.††	81,020	168,482
Alfa Laval AB††	10,700	168,397
Qantas Airways Ltd.††	125,620	168,384
Securitas AB — Class B††	23,110	168,049
AP Moller — Maersk — Class A††	30	167,908
Furukawa Electric Company Ltd.††	61,000	166,122
Air France-KLM††	22,670	165,684
Vestas Wind Systems A††	10,140	164,318
Cie de St.-Gobain††	4,300	164,041
PostNL N.V. ADR††	37,482	163,944
Noble Group Ltd.††	163,980	163,585
Yangzijiang Shipbuilding Holdings Ltd. — Class B††	244,060	162,983
Wendel S.A.††	2,600	162,930
SembCorp Industries Ltd.††	63,060	162,748
TNT Express N.V.†	22,750	159,063
Bekaert S.A.††	3,880	157,956
SembCorp Marine Ltd.††	64,280	157,380
Alstom S.A.††	4,670	153,814
Eiffage S.A.††	4,600	141,881
Vallourec S.A.††	2,430	139,150

Total Industrials		35,301,416

Consumer Discretionary - 13.4%
Koito Manufacturing Company Ltd.††	15,000	237,288
Daihatsu Motor Company Ltd.††	13,000	235,871
Sharp Corp.††	28,000	235,219
Sekisui House Ltd.††	25,000	234,243
Rinnai Corp.††	2,800	233,743
Takashimaya Company Ltd.††	32,000	233,352
NGK Spark Plug Company Ltd.††	17,000	231,022
Sega Sammy Holdings, Inc.††	9,800	228,627
J Front Retailing Company Ltd.††	48,000	227,811

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Consumer Discretionary - 13.4% (continued)
Sankyo Company Ltd.††	4,200	$227,248
Toyoda Gosei Company Ltd.††	11,900	226,564
Nikon Corp.††	9,600	226,440
NOK Corp.††	12,500	226,128
Suzuki Motor Corp.††	10,200	224,823
Next plc††	5,730	224,528
Mitsubishi Motors Corp.††	169,070	224,072
Oriental Land Company Ltd.††	2,100	224,039
Stanley Electric Company Ltd.††	14,800	223,627
Shimano, Inc.††	4,200	222,296
Hakuhodo DY Holdings, Inc.††	3,830	222,175
Benesse Holdings, Inc.††	5,000	221,486
Rakuten, Inc.††	190	221,344
Inditex S.A.††	2,590	221,084
Namco Bandai Holdings, Inc.††	16,320	221,023
Shimamura Company Ltd.††	2,100	220,127
Kingfisher plc††	57,160	219,375
ABC-Mart, Inc.††	5,700	219,095
Sumitomo Rubber Industries Ltd.††	17,120	218,889
Toyota Industries Corp.††	7,500	218,719
Dentsu, Inc.††	6,900	218,596
Toho Company Ltd.††	12,500	218,322
Bridgestone Corp.††	9,600	217,807
Whitbread plc††	8,850	216,843
Carnival plc††	6,960	216,814
Aisin Seiki Company Ltd.††	6,500	216,406
Denso Corp.††	6,700	215,372
Isuzu Motors Ltd.††	50,000	214,793
Sekisui Chemical Company Ltd.††	25,420	213,701
Intercontinental Hotels Group plc††	13,150	213,007
Nissan Motor Company Ltd.††	24,010	212,428
Pearson plc††	12,020	211,810
Toyota Boshoku Corp.††	14,810	211,633
Isetan Mitsukoshi Holdings Ltd.††	20,910	211,618
Nitori Holdings Company Ltd.††	2,100	211,371
Fuji Heavy Industries Ltd.††	36,000	211,360
British Sky Broadcasting Group plc ADR††	20,540	211,360
McDonald’s Holdings Company Japan Ltd.††	7,910	210,957
USS Company Ltd.††	2,480	210,853
JCDecaux S.A.††	8,480	210,451
Casio Computer Co. Ltd.††	33,110	209,622
Toyota Motor Corp.††	6,100	209,089
Yamada Denki Company Ltd.††	3,000	208,634
Li & Fung Ltd.††	124,040	206,971
Marui Group Company Ltd.††	27,500	206,747
Yamaha Corp.††	19,010	205,692
Jupiter Telecommunications Company Ltd.††	190	205,569
Hennes & Mauritz AB — Class B††	6,830	204,445
Kabel Deutschland Holding AG††	3,810	204,261
NHK Spring Company Ltd.††	23,000	203,211
Jardine Cycle & Carriage Ltd.††	6,360	202,079
ITV plc††	221,020	201,958
Reed Elsevier plc††	26,330	201,518
Marks & Spencer Group plc††	41,270	200,878
Reed Elsevier N.V.††	18,240	200,565
Harvey Norman Holdings Ltd.††	97,160	199,623
Yue Yuen Industrial Holdings Ltd.††	77,100	199,402
Singapore Press Holdings Ltd.††	69,340	198,243
Mazda Motor Corp.††	98,000	198,217
Fast Retailing Company Ltd.††	1,100	196,994
TUI Travel plc††	85,410	196,843
Honda Motor Company Ltd.††	6,700	196,263
Panasonic Corp.††	20,210	195,322
SES S.A.††	8,000	194,672
Eutelsat Communications S.A.††	4,810	193,217
Compass Group plc††	23,920	192,769
WPP plc††	20,790	192,384
Asics Corp.††	14,010	191,286
Pirelli & C SpA††	26,850	190,971
Yamaha Motor Company Ltd.††	14,400	190,099
Sodexo††	2,870	188,970
Sony Corp.††	9,800	187,579
Electrolux AB††	12,740	187,300
Luxottica Group SpA††	7,340	186,538
Genting Singapore plc*,††	160,330	186,151
Fairfax Media Ltd.††	236,200	185,615
GKN plc††	68,260	185,214
Crown Ltd.††	24,230	184,571
Burberry Group plc††	10,170	184,500
Publicis Groupe S.A.††	4,420	184,465
Sky City Entertainment Group Ltd.††	72,890	184,448
Adidas AG††	3,030	184,383
Tatts Group Ltd.††	86,130	184,263
Fiat SpA††	34,110	184,151
Shangri-La Asia Ltd.††	96,270	184,062
Wolters Kluwer N.V.††	11,200	181,750
Lifestyle International Holdings Ltd.††	71,020	180,176
Nokian Renkaat Oyj††	5,970	178,719
SJM Holdings Ltd.††	100,630	177,772
Renault S.A.††	5,350	177,201
Daimler AG††	3,980	176,998
Cie Generale des Etablissements Michelin — Class B††	2,950	176,423
Volkswagen AG††	1,430	176,179
Mediaset SpA††	55,930	176,147
Bayerische Motoren Werke AG††	2,650	175,052
TABCORP Holdings Ltd.††	70,190	172,951
Echo Entertainment Group Ltd.*,†	48,820	172,425
Autogrill SpA††	17,120	172,126
Societe Television Francaise 1††	13,760	171,056
Continental AG††	2,960	170,842
Modern Times Group AB — Class B††	4,260	170,657
Cie Financiere Richemont S.A.††	3,830	170,609
Swatch Group AG/REG††	2,850	169,864
PPR††	1,310	169,323
LVMH Moet Hennessy Louis Vuitton S.A.††	1,280	168,951

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Consumer Discretionary - 13.4% (continued)
Christian Dior S.A.††	1,500	$167,933
Sands China Ltd.††	71,750	167,872
Husqvarna AB — Class B††	41,550	167,831
Mediaset Espana Comunicacion S.A.††	29,480	167,575
Axel Springer AG††	4,860	167,263
Sanoma Oyj††	13,980	164,341
TUI AG††	31,930	164,149
Accor S.A.††	6,120	162,955
Wynn Macau Ltd.††	68,560	162,132
Metropole Television S.A.††	10,000	162,125
Swatch Group AG/BR††	490	161,222
OPAP S.A.††	15,860	159,957
Pandora A††	23,460	156,403
Peugeot S.A.††	7,220	153,588
Lagardere SCA††	6,240	153,267
Galaxy Entertainment Group Ltd.††	92,140	133,866
Esprit Holdings Ltd.††	79,520	96,306

Total Consumer Discretionary		25,759,520

Materials - 10.2%
Yamato Kogyo Company Ltd.††	8,780	230,273
Ube Industries Ltd.††	69,000	229,289
Maruichi Steel Tube Ltd.††	9,380	221,481
Kansai Paint Company Ltd.††	23,000	220,389
OJI Paper Company Ltd.††	40,000	219,379
Hitachi Metals Ltd.††	19,000	218,775
Nippon Paper Group, Inc.††	8,200	218,304
Sumitomo Metal Industries Ltd.††	105,040	217,699
Daido Steel Company Ltd.††	36,000	215,294
Showa Denko KK††	109,000	215,150
Makhteshim-Agan Industries Ltd.†	39,190	214,528
Glencore International plc†	33,900	212,962
Nitto Denko Corp.††	5,400	212,512
Mitsui Chemicals, Inc.††	63,000	210,709
Air Water, Inc.††	17,000	210,113
Toray Industries, Inc.††	30,000	210,081
Nippon Steel Corp.††	73,000	209,357
Taiyo Nippon Sanso Corp.††	30,000	208,862
Mitsubishi Chemical Holdings Corp.††	30,510	206,899
Novozymes A — Class B††	1,450	206,142
Shin-Etsu Chemical Company Ltd.††	4,200	206,012
Kuraray Company Ltd.††	15,030	204,967
Daicel Corp.††	36,000	204,935
Teijin Ltd.††	57,000	204,898
Asahi Kasei Corp.††	34,000	203,754
Kaneka Corp.††	36,000	203,635
Hitachi Chemical Company Ltd.††	12,300	203,054
Toyo Seikan Kaisha Ltd.††	13,410	202,930
Nisshin Steel Company Ltd.††	113,000	201,672
JSR Corp.††	11,700	201,294
Amcor Ltd.††	30,060	198,994
Mitsubishi Gas Chemical Company, Inc.††	32,000	196,435
Randgold Resources Ltd.††	2,020	196,191
Kobe Steel Ltd.††	117,040	195,354
Johnson Matthey plc††	7,960	195,100
Sumitomo Chemical Company Ltd.††	50,000	192,914
Holmen AB — Class B††	7,740	192,215
UPM-Kymmene Oyj††	16,960	191,587
Air Liquide S.A.††	1,640	191,502
MacArthur Coal Ltd.††	12,480	190,825
Akzo Nobel N.V.††	4,320	190,620
Denki Kagaku Kogyo Kabushiki Kaisha††	50,000	190,617
CRH plc ADR††	12,300	190,084
JFE Holdings, Inc.††	9,400	189,738
Holcim Ltd.††	3,560	188,922
Orica Ltd.††	8,410	188,725
Koninklijke DSM N.V.††	4,340	188,686
Anglo American plc††	5,480	188,507
Fletcher Building Ltd.††	32,190	188,252
Svenska Cellulosa AB — Class B††	15,420	187,701
Linde AG††	1,400	187,328
HeidelbergCement AG††	5,100	185,269
Cimpor Cimentos de Portugal SGPS S.A.††	27,730	185,166
James Hardie Industries SE††	33,370	182,454
Eurasian Natural Resources Corp. plc††	20,520	181,684
BASF SE††	2,980	181,667
Rexam plc††	37,480	180,151
Tosoh Corp.††	56,850	178,130
Mitsubishi Materials Corp.††	73,000	177,746
Sika AG — Class A††	100	177,055
Syngenta AG††	680	176,710
Stora Enso Oyj††	30,170	176,579
Lonmin plc††	10,880	176,467
Boral Ltd.††	53,020	176,431
Lafarge S.A.††	5,130	176,303
BHP Billiton plc††	6,530	174,371
Vedanta Resources plc††	10,260	174,225
Sumitomo Metal Mining Company Ltd.††	13,000	172,112
Israel Chemicals Ltd.††	14,460	164,572
Givaudan S.A.††	220	171,577
Salzgitter AG††	3,540	169,886
Incitec Pivot Ltd.††	54,790	169,743
Acerinox S.A.††	15,050	169,119
Boliden AB††	16,330	167,879
BHP Billiton Ltd.††	5,040	166,865
Imerys S.A.††	3,330	166,569
Fresnillo plc††	6,810	166,464
Solvay S.A.††	1,760	165,714
Arkema S.A.††	2,850	165,031
Xstrata plc††	13,050	164,771
Voestalpine AG††	5,700	164,762
Lanxess AG††	3,410	163,568
Rio Tinto Ltd.††	2,790	163,409
Umicore S.A.††	4,500	163,128
K+S AG††	3,110	162,797
Newcrest Mining Ltd.††	4,920	162,158
SSAB AB — Class A††	21,860	162,095
Israel Corporation Ltd.††	240	153,583
Norsk Hydro ASA††	35,610	161,506
Rio Tinto plc††	3,630	160,936

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Materials - 10.2% (continued)
BlueScope Steel Ltd.††	233,410	$160,934
ArcelorMittal — Class B††	10,060	160,718
ThyssenKrupp AG††	6,470	158,968
Kazakhmys plc††	12,900	157,468
OneSteel Ltd.††	134,170	157,228
Alumina Ltd.†	112,700	157,143
Sims Metal Management Ltd.†	12,620	151,423
Antofagasta plc††	10,580	150,968
OZ Minerals Ltd.††	16,710	148,855
Rautaruukki Oyj††	14,770	148,103
Outokumpu Oyj††	22,530	147,826
Yara International ASA††	3,840	146,491
Eramet††	1,040	143,580
Iluka Resources Ltd.††	11,950	139,861
Fortescue Metals Group Ltd.††	33,430	139,628
Wacker Chemie AG††	1,470	130,499
Lynas Corporation Ltd.††	108,070	110,600

Total Materials		19,534,591

Consumer Staples - 7.1%
Lindt & Spruengli AG††	10	345,429
Toyo Suisan Kaisha Ltd.††	9,140	250,648
Kikkoman Corp.††	21,000	239,905
Yakult Honsha Company Ltd.††	7,500	233,993
Japan Tobacco, Inc.††	50	233,863
Yamazaki Baking Company Ltd.††	15,280	231,698
Aeon Company Ltd.††	17,110	231,426
Seven & I Holdings Company Ltd.††	8,200	229,832
Kao Corp.††	8,200	228,391
Coca-Cola West Company Ltd.††	11,900	228,250
MEIJI Holdings Company Ltd.††	4,800	227,760
Ajinomoto Company, Inc.††	19,280	227,738
Nissin Foods Holdings Company Ltd.††	5,640	226,919
Lawson, Inc.††	4,000	226,406
FamilyMart Company Ltd.††	5,900	225,322
Kirin Holdings Company Ltd.††	17,000	222,347
Nisshin Seifun Group, Inc.††	17,010	222,027
Nippon Meat Packers, Inc.††	17,000	220,906
Unicharm Corp.††	4,580	219,659
Shiseido Company Ltd.††	11,300	219,133
Distribuidora Internacional de Alimentacion S.A.†	54,550	217,192
Asahi Group Holdings Ltd.††	10,250	217,177
Imperial Tobacco Group plc††	6,380	215,185
Koninklijke Ahold N.V.††	18,130	213,200
Associated British Foods plc††	12,180	209,468
WM Morrison Supermarkets plc††	45,630	205,638
Anheuser-Busch InBev N.V. — Class 2††	3,860	204,874
Tesco plc††	34,970	204,788
Diageo plc††	10,730	204,477
Lindt & Spruengli AG††	70	203,627
Metro AG††	4,780	202,893
Reckitt Benckiser Group plc††	3,990	202,079
Foster’s Group Ltd.†	39,520	201,912
British American Tobacco plc††	4,740	200,087
Unilever plc††	6,350	198,786
Casino Guichard Perrachon S.A.††	2,540	198,250
Unilever N.V. — Class B††	6,250	197,822
Heineken Holding N.V.††	5,090	196,423
SABMiller plc††	6,020	196,356
Wesfarmers Ltd. — PPS††	6,340	195,050
Danone††	3,170	194,859
Heineken N.V. ADR†	4,330	194,559
Wesfarmers Ltd.††	6,430	194,266
Wilmar International Ltd.††	48,280	192,104
Metcash Ltd.††	48,700	191,964
Aryzta AG††	4,420	191,928
Parmalat SpA††	90,520	191,114
Henkel AG & Company KGaA — Class B††	4,360	191,077
Coca-Cola Amatil Ltd.††	16,630	190,497
Swedish Match AB††	5,750	189,703
Kerry Group plc — Class A†	5,400	189,537
Pernod-Ricard S.A.††	2,410	188,675
Beiersdorf AG††	3,510	187,808
Nestle S.A.††	3,400	187,179
J Sainsbury plc††	43,790	186,370
Woolworths Ltd.††	7,760	185,424
Olam International Ltd.††	108,410	184,723
Golden Agri-Resources Ltd.††	398,290	184,301
Delhaize Group S.A.††	3,120	182,382
L’Oreal S.A.††	1,840	179,487
Carrefour S.A.††	7,660	174,424
Jeronimo Martins SGPS S.A.††	11,160	174,269
Coca Cola Hellenic Bottling Company S.A.††	9,660	170,244
Suedzucker AG††	5,970	169,605
Colruyt S.A.††	4,080	169,486
Carlsberg A — Class B††	2,860	169,468
Kesko Oyj — Class B††	5,440	167,364

Total Consumer Staples		13,749,753

Information Technology - 6.7%
Keyence Corp.††	900	246,273
Foxconn International Holdings Ltd.*,††	470,150	242,875
Yokogawa Electric Corp.††	24,780	234,384
Shimadzu Corp.††	27,640	233,142
Hitachi High-Technologies Corp.††	11,500	230,756
Oracle Corporation Japan††	6,500	228,823
Nomura Research Institute Ltd.††	10,000	228,416
Itochu Techno-Solutions Corp.††	5,000	224,934
Hoya Corp.††	9,600	222,557
Otsuka Corp.††	3,200	220,564
Rohm Company Ltd.††	4,200	219,078
Konica Minolta Holdings, Inc.††	31,510	216,041
NTT Data Corp.††	70	216,038
Trend Micro, Inc.††	6,900	215,785
NICE Systems Ltd.††	6,820	205,117
Hirose Electric Company Ltd.††	2,300	213,801
Hamamatsu Photonics KK††	5,280	212,803
Neopost S.A.††	2,890	211,899
Citizen Holdings Company Ltd.††	42,510	211,651
Yahoo Japan Corp.††	680	211,183

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Information Technology - 6.7% (continued)
STMicroelectronics N.V.††	32,170	$210,223
Gree, Inc. — Class A††	6,880	209,808
Canon, Inc.††	4,600	208,854
Tokyo Electron Ltd.††	4,600	208,642
Sage Group plc††	52,590	208,466
ASM Pacific Technology Ltd.††	21,200	206,939
Konami Corp.††	6,110	205,110
ARM Holdings plc††	23,990	204,947
ASML Holding N.V.††	5,910	204,347
United Internet AG††	11,960	202,165
Autonomy Corp. plc††	5,100	201,677
FUJIFILM Holdings Corp.††	8,600	199,855
Hitachi Ltd.††	40,000	198,550
Fujitsu Ltd.††	42,000	198,053
SAP AG — Class A††	3,880	197,412
Toshiba Corp.††	48,000	195,801
Murata Manufacturing Company Ltd.††	3,600	195,447
Nokia Oyj††	34,390	194,457
Brother Industries Ltd.††	16,510	193,958
Kyocera Corp.††	2,310	193,140
Ricoh Company Ltd.††	23,000	192,757
Seiko Epson Corp.††	15,080	191,878
Nintendo Company Ltd.††	1,300	191,007
Nippon Electric Glass Company Ltd.††	21,000	190,815
Computershare Ltd.††	26,400	187,968
Dassault Systemes S.A.††	2,660	187,826
AtoS — Class A††	4,290	185,147
Elpida Memory, Inc.††	29,400	183,874
Ibiden Company Ltd.††	8,700	183,837
NEC Corp.††	90,000	182,826
Infineon Technologies AG ADR††	24,680	182,093
Telefonaktiebolaget LM Ericsson — Class B††	18,770	180,179
Dena Company Ltd.††	4,200	175,933
Yaskawa Electric Corp.††	23,000	173,387
Omron Corp.††	8,800	172,808
Advantest Corp.††	16,000	172,456
Amadeus IT Holding S.A. — Class A††	10,750	171,741
Capital Gemini S.A. — Class B††	5,160	171,553
Indra Sistemas S.A. — Class B††	11,880	170,784
Square Enix Holdings Company Ltd.††	9,410	169,435
Alcatel-Lucent††	58,320	169,089
TDK Corp.††	4,800	167,430
Hexagon AB — Class B††	12,840	166,914
Sumco Corp.††	17,060	159,305
Renewable Energy Corp. ASA††	111,660	97,664

Total Information Technology		12,862,677

Health Care - 5.8%
Hisamitsu Pharmaceutical Company, Inc.††	5,230	251,280
Mitsubishi Tanabe Pharma Corp.††	13,000	241,673
Sonova Holding AG††	2,650	240,448
Medipal Holdings Corp.††	23,610	239,133
Suzuken Company Ltd. — Class A††	8,800	236,675
Dainippon Sumitomo Pharma Company Ltd.††	21,510	236,384
Kyowa Hakko Kirin Company Ltd.††	21,000	234,127
Santen Pharmaceutical Company Ltd.††	5,480	230,301
Alfresa Holdings Corp.††	5,500	229,941
Ono Pharmaceutical Company Ltd.††	3,810	227,307
Daiichi Sankyo Company Ltd.††	10,900	227,212
Olympus Corp.††	7,330	226,217
Taisho Pharmaceutical Holdings Co. Ltd.*,†	2,742	225,853
Elan Corporation plc††	21,140	224,068
Miraca Holdings, Inc.††	5,080	223,271
Otsuka Holdings Company Ltd.††	8,130	222,717
Tsumura & Co.††	6,900	219,984
Astellas Pharma, Inc.††	5,700	215,144
Sysmex Corp.††	5,920	212,983
Chugai Pharmaceutical Company Ltd.††	12,500	211,742
Fresenius Medical Care AG & Co. KGaA††	3,120	211,646
Terumo Corp.††	4,040	210,245
Takeda Pharmaceutical Company Ltd.††	4,400	208,671
Lonza Group AG††	3,450	207,877
Shire plc††	6,660	207,561
Novartis AG††	3,710	207,247
GlaxoSmithKline plc ADR††	9,920	204,598
Eisai Company Ltd.††	5,060	204,150
Ramsay Health Care Ltd.††	11,170	203,904
UCB S.A.††	4,780	203,697
Novo Nordisk A — Class B††	2,030	202,444
Roche Holding AG††	1,250	201,890
AstraZeneca plc — Class A††	4,550	201,867
Smith & Nephew plc††	22,280	200,393
Coloplast A — Class B††	1,390	200,284
Cie Generale d’Optique Essilor International S.A.††	2,740	197,030
Shionogi & Company Ltd.††	13,200	195,287
Synthes, Inc.††,1	1,200	194,201
Grifols S.A.††	10,410	194,119
Merck KGaA††	2,370	194,113
CSL Ltd.††	6,830	193,886
William Demant Holding A††	2,550	191,789
QIAGEN N.V.††	13,740	190,824
Sanofi — Class B††	2,890	190,084
Orion Oyj — Class B††	9,330	187,859
Teva Pharmaceutical Industries Ltd.††	5,260	194,762
Sonic Healthcare Ltd.††	16,830	183,943
Getinge AB — Class B††	8,400	183,248
Fresenius SE & Company KGaA††	2,030	180,430
Bayer AG — Class R††	3,250	179,337
Straumann Holding AG††	1,100	172,122
Actelion Ltd.††	5,080	168,766

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Health Care - 5.8% (continued)
Celesio AG††	12,530	$164,879
Cochlear Ltd.††	2,570	113,919

Total Health Care		11,123,532

Utilities - 4.8%
Toho Gas Company Ltd.††	38,000	249,389
Shikoku Electric Power Company, Inc.††	8,600	236,410
Osaka Gas Company Ltd.††	53,000	220,181
Chugoku Electric Power Company, Inc.††	12,310	216,501
Tohoku Electric Power Company, Inc.††	15,610	216,254
Electric Power Development Company Ltd.††	7,300	215,700
Severn Trent plc††	8,950	213,674
Tokyo Gas Company Ltd.††	46,000	213,648
United Utilities Group plc††	22,010	212,854
Hokuriku Electric Power Co.††	11,500	212,182
Enel Green Power SpA††	92,850	211,529
Terna Rete Elettrica Nazionale SpA††	56,900	210,988
National Grid plc††	21,240	210,341
CLP Holdings Ltd.††	23,140	208,473
Chubu Electric Power Company, Inc.††	11,110	208,067
Hong Kong & China Gas Company Ltd.††	92,200	207,534
E.ON AG††	9,560	207,402
SSE plc††	10,340	207,309
RWE AG††	5,560	205,087
Kansai Electric Power Company, Inc.††	11,700	202,179
Kyushu Electric Power Company, Inc.††	12,510	201,121
Gas Natural SDG S.A.††	11,770	200,139
Power Assets Holdings Ltd.††	26,100	199,689
Centrica plc††	43,220	199,136
GDF Suez††	6,700	199,057
Cheung Kong Infrastructure Holdings Ltd.††	34,080	198,546
EDP — Energias de Portugal S.A. ADR††	64,360	198,217
Snam Rete Gas SpA††	42,820	197,672
Red Electrica Corp. S.A.††	4,330	197,302
EDF S.A.††	6,800	196,923
Contact Energy Ltd.††	47,660	196,866
Iberdrola S.A.††	28,560	193,080
Acciona S.A.††	2,280	192,195
Hokkaido Electric Power Company, Inc.††	13,000	191,617
EDP Renovaveis S.A.††	35,010	190,629
International Power plc ADR††	40,090	190,225
Enel SpA††	42,870	189,227
A2A SpA††	151,890	188,945
SP AusNet††	209,820	188,425
Veolia Environnement S.A.††	12,790	186,776
Enagas S.A.††	10,130	186,163
Fortum Oyj††	7,770	182,887
AGL Energy Ltd.††	12,530	171,793
Suez Environnement Co.††	12,300	171,170
Public Power Corp. S.A.††	21,190	168,301
Verbund AG††	5,500	158,282
Tokyo Electric Power Company, Inc.††	40,820	123,397

Total Utilities		9,343,482

Energy - 3.8%
Tullow Oil plc††	12,790	258,437
TonenGeneral Sekiyu KK††	19,280	221,521
Royal Dutch Shell plc — Class B††	6,530	203,155
Cosmo Oil Company Ltd.††	82,000	202,945
Royal Dutch Shell plc — Class A††	6,540	202,042
Essar Energy plc*,††	52,100	201,822
Repsol YPF S.A.††	7,640	201,675
BG Group plc††	10,390	198,746
BP plc††	33,100	198,407
Galp Energia SGPS S.A. — Class B††	10,720	195,758
JX Holdings, Inc.††	34,610	194,243
Petrofac Ltd.††	10,420	192,558
Total S.A.††	4,350	191,909
Japan Petroleum Exploration Co.††	5,270	191,553
AMEC plc††	15,050	189,760
ENI SpA — Class Preference††	10,760	189,287
Statoil ASA††	8,810	189,034
Showa Shell Sekiyu KK††	26,500	188,757
Idemitsu Kosan Company Ltd.††	2,100	188,109
Transocean Ltd.††	3,890	187,554
Fugro N.V.††	3,680	185,577
Seadrill Ltd.††	6,710	185,296
Cairn Energy plc*,††	42,690	185,060
WorleyParsons Ltd.††	7,400	184,629
Inpex Corp.††	30	184,221
SBM Offshore N.V.††	10,540	182,669
Santos Ltd.††	16,710	180,830
Caltex Australia Ltd. — Class REIT††	17,530	180,662
Origin Energy Ltd.††	14,000	179,132
Technip S.A.††	2,230	178,651
Subsea 7 S.A.††	9,400	177,608
Saipem SpA††	4,910	172,318
Neste Oil Oyj††	19,730	171,219
Woodside Petroleum Ltd.††	5,500	170,398
Tenaris S.A.††	13,120	165,257
OMV AG — Class B††	5,460	162,516
Cie Generale de Geophysique - Veritas††	8,870	156,223
Aker Solutions ASA††	16,290	156,040
Paladin Energy Ltd.††	91,730	105,256

Total Energy		7,250,834

Telecommunication Services - 3.5%
Nippon Telegraph & Telephone Corp.††	4,600	220,363
NTT DoCoMo, Inc.††	120	218,632
Inmarsat plc — Class B††	28,350	215,833
BT Group plc††	79,420	212,723
KDDI Corp.††	30	206,517

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Telecommunication Services - 3.5% (continued)
Vodafone Group plc††	78,970	$203,442
Elisa Oyj — Class A††	9,820	200,733
Singapore Telecommunications Ltd.††	82,060	197,793
Cellcom Israel Ltd.††	9,500	193,823
Koninklijke KPN N.V. — Class B††	14,980	197,291
TDC A/S††	24,100	196,873
Telefonica S.A.††	10,230	196,045
StarHub Ltd.††	89,980	195,566
Swisscom AG††	480	195,279
Telenor ASA††	12,660	195,248
Iliad S.A.††	1,740	194,372
Belgacom S.A. — Class B††	6,410	192,904
Telecom Italia SpA — Savings Shares††	198,210	192,754
TeliaSonera AB ADR††	29,080	191,670
Telstra Corporation Ltd.††	64,240	191,308
Telekom Austria AG ADR††	18,950	191,240
Telecom Italia SpA††	174,690	189,792
Millicom International Cellular S.A.††	1,880	187,292
PCCW Ltd.††	500,210	186,038
Mobistar S.A.††	3,240	184,952
Softbank Corp.††	6,300	184,326
Tele2 AB — Class B††	10,160	183,971
Vivendi S.A.††	8,990	183,025
Portugal Telecom SGPS S.A.††	24,910	183,003
Partner Communications Company Ltd.††	18,800	178,038
France Telecom S.A. — Class A††	11,090	181,498
Bezeq The Israeli Telecommunication Corporation Ltd.††	93,920	175,626
Telecom Corporation of New Zealand Ltd.††	89,630	178,143
Deutsche Telekom AG††	14,990	175,941
Hellenic Telecommunications Organization S.A.††	32,140	136,612

Total Telecommunication Services		6,708,666

Total Common Stocks (Cost $225,318,589)		181,149,058

PREFERRED STOCKS†† - 0.6%
RWE AG	6,120	211,569
ProSiebenSat.1 Media AG	11,430	200,967
Bayerische Motoren Werke AG	4,130	193,718
Henkel AG & Company KGaA	3,550	188,750
Volkswagen AG	1,300	171,549
Porsche Automobil Holding SE	3,270	155,746

Total Preferred Stocks (Cost $1,431,391)		1,122,299

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria S.A.
Expires 10/01/11†	23,750	3,500
CaixaBank
Expires 10/13/11††	40,930	3,345
Eurazeo
Expires 12/30/11††	23	30

Total Rights (Cost $37)		6,875

EXCHANGE TRADED FUNDS† - 4.4%
iShares MSCI EAFE Index Fund	143,770	6,865,020
iShares MSCI Japan Index Fund	141,780	1,341,239
iShares MSCI Singapore Index Fund	11,630	127,930
iShares MSCI Hong Kong Index Fund	8,310	119,165

Total Exchange Traded Funds (Cost $9,432,044)		8,453,354

SHORT TERM INVESTMENTS†† - 0.1%
State Street General Account U.S. Government Fund	135,816	135,816

Total Short Term Investments (Cost $135,816)		135,816

Total Investments - 99.2% (Cost $236,317,877)		$190,867,402

Cash & Other Assets, Less Liabilities - 0.8%		1,586,171

Total Net Assets - 100.0%		$192,453,573

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $194,201 (cost $200,388), or 0.1% of total net assets.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
PREFERRED STOCKS - 0.5%
JPMorgan Chase Capital XXIX
6.70% due 04/02/40††	20,000	$501,200
Woodbourne Capital
Trust III *,†††,1,2,3,4,5	300,000	45,165
Woodbourne Capital
Trust IV *,†††,1,2,3,4,5	300,000	45,165
Woodbourne Capital
Trust I *,†††,1,2,3,4,5	300,000	45,165
Woodbourne Capital
Trust II *,†††,1,2,3,4,5	300,000	45,165

Total Preferred Stocks (Cost $1,705,796)		681,860

	Face
	Amount	Value
CORPORATE BONDS†† - 61.9%
Financials - 19.9%
General Electric Capital Corp.
6.00% due 06/15/12	$2,000,000	2,074,128
2.80% due 01/08/13	2,000,000	2,034,428
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,117,270
6.30% due 04/23/19	1,000,000	1,131,329
Ford Motor Credit Company LLC
5.00% due 05/15/18	2,000,000	1,931,832
7.00% due 04/15/15	500,000	525,000
Raymond James Financial, Inc.
8.60% due 08/15/19	2,000,000	2,387,236
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,207,820
6.38% due 08/12/14	500,000	529,360
4.75% due 05/19/15	500,000	512,371
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,075,234
American Express Bank FSB
3.15% due 12/09/11	2,000,000	2,011,446
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,800,000	1,845,833
New York Life Global Funding
2.45% due 07/14/16[4,5]	1,500,000	1,523,847
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	1,750,000	1,478,199
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,041,115
Residential Capital LLC
8.50% due 06/01/12	650,000	627,250
USAA Capital Corp.
1.05% due 09/30/14[4,5]	500,000	498,271
Morgan Stanley
3.80% due 04/29/16	500,000	460,965

Total Financials		26,012,934

Consumer Discretionary - 10.5%
Omnicom Group, Inc.
6.25% due 07/15/19	4,500,000	5,161,657
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,433,890
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,388,644
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,770,045
Walt Disney Co.
1.35% due 08/16/16	1,000,000	986,122

Total Consumer Discretionary		13,740,358

Materials - 5.8%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,655,199
5.20% due 03/15/17	1,000,000	1,161,034
4.38% due 03/31/14	1,000,000	1,080,112
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,640,830
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,066,160

Total Materials		7,603,335

Information Technology - 5.3%
Google, Inc.
1.25% due 05/19/14	2,500,000	2,534,482
Amphenol Corp.
4.75% due 11/15/14	2,000,000	2,120,400
Texas Instruments, Inc.
2.38% due 05/16/16	1,200,000	1,230,516
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,061,323

Total Information Technology		6,946,721

Health Care - 4.9%
Wyeth
5.50% due 03/15/13	2,000,000	2,137,448
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,090,832
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,000,000	1,180,454
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	500,000	533,399
Medtronic, Inc.
3.00% due 03/15/15	500,000	529,367

Total Health Care		6,471,500

Utilities - 4.2%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,516,225
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	685,982
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	626,706
Arizona Public Service Co.
6.38% due 10/15/11	600,000	600,903
East Coast Power LLC
7.07% due 03/31/12	18,089	18,160

Total Utilities		5,447,976

Consumer Staples - 3.9%
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,406,096
5.25% due 08/15/13	1,000,000	1,078,275

Series E (U.S. Intermediate Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 61.9% (continued)
Consumer Staples - 3.9% (continued)
Brown-Forman Corp.
5.00% due 02/01/14	$2,000,000	$2,175,720
Coca-Cola Co.
1.80% due 09/01/16[4,5]	500,000	501,445

Total Consumer Staples		5,161,536

Telecommunication Services - 3.4%
Verizon Communications, Inc.
1.95% due 03/28/14	3,000,000	3,070,545
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,397,552

Total Telecommunication Services		4,468,097

Industrials - 2.8%
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	2,088,030
ITT Corp.
4.90% due 05/01/14	1,500,000	1,639,842

Total Industrials		3,727,872

Energy - 1.2%
Statoil ASA
2.90% due 10/15/14	1,500,000	1,578,440
Express Pipeline, LP
6.47% due 12/31/13[4,5]	38,000	38,008

Total Energy		1,616,448

Total Corporate Bonds (Cost $75,694,106)		81,196,777

U.S. GOVERNMENT SECURITIES† - 33.1%
U.S. Treasury Notes
0.50% due 11/15/13	5,000,000	5,019,140
2.25% due 03/31/16	4,000,000	4,252,200
2.13% due 05/31/15	4,000,000	4,220,920
2.75% due 02/15/19	3,250,000	3,533,361
1.75% due 07/31/15	3,000,000	3,126,330
0.50% due 08/15/14	3,000,000	3,007,740
1.00% due 08/31/16	3,000,000	3,007,500
2.25% due 05/31/14	2,500,000	2,621,875
1.38% due 04/15/12	2,500,000	2,516,798
1.50% due 08/31/18	2,500,000	2,512,110
2.25% due 07/31/18	2,000,000	2,110,624
2.00% due 01/31/16	2,000,000	2,102,812
3.13% due 05/15/19	1,500,000	1,671,093
2.63% due 08/15/20	1,500,000	1,606,524
1.75% due 05/31/16	1,000,000	1,039,920
2.13% due 08/15/21	1,000,000	1,017,660

Total U.S. Treasury Notes		43,366,607

Total U.S. Government Securities (Cost $41,859,141)		43,366,607

MORTGAGE BACKED SECURITIES†† - 0.8%
Homebanc Mortgage Trust
2006-1, 2.49% due 04/25/37[2]	1,069,741	646,341
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.92% due 12/25/35[2]	263,636	254,988
JP Morgan Mortgage Trust
2006-A3, 2.80% due 04/25/36[2]	110,929	73,424
Ginnie Mae
#518436, 7.25% due 09/15/29	17,582	20,540
Fannie Mae[6]
FNR 1990-68 J, 6.95% due 07/25/20	1,688	1,859
FNR 1990-103 K, 7.50% due 09/25/20	624	686

Total Fannie Mae		2,545

Freddie Mac[6]
FHR 188 H, 7.00% due 09/15/21	770	857

Total Mortgage Backed Securities (Cost $1,466,861)		998,695

ASSET BACKED SECURITIES†† - 0.1%
Credit-Based Asset Servicing and Securitization LLC
0.49% due 08/25/35[2]	189,853	175,426

Total Asset Backed Securities (Cost $189,853)		175,426

Total Investments - 96.4% (Cost $120,915,757)		$126,419,365

Cash & Other Assets, Less Liabilities - 3.6%		4,682,756

Total Net Assets - 100.0%		$131,102,121

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	Illiquid security.

[2]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[3]	Perpetual maturity.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,220,430 (cost $5,482,074), or 3.2% of total net assets.

[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

Series J (Mid Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 90.3%
Information Technology - 24.6%
Nuance Communications, Inc.	153,970	$3,134,829
Alliance Data Systems Corp.*	33,350	3,091,545
Check Point Software Technologies Ltd.*	55,775	2,942,689
Teradata Corp.*	53,600	2,869,208
Electronic Arts, Inc.*	138,300	2,828,235
Cognizant Technology Solutions Corp. — Class A*	43,820	2,747,514
Cadence Design Systems, Inc.*	273,620	2,528,249
SanDisk Corp.*	57,100	2,303,985
Avago Technologies Ltd.	59,600	1,953,092
Rovi Corp.*	44,000	1,891,120
Solera Holdings, Inc.	26,500	1,338,250
VeriFone Systems, Inc.*	37,000	1,295,740
Autodesk, Inc.*	46,200	1,283,436
Salesforce.com, Inc.*	5,800	662,824

Total Information Technology		30,870,716

Consumer Discretionary - 20.6%
Macy’s, Inc.	114,200	3,005,744
Jarden Corp.	99,475	2,811,163
Wyndham Worldwide Corp.	97,750	2,786,852
Life Time Fitness, Inc.*	73,400	2,704,790
Penn National Gaming, Inc.	79,040	2,631,242
Priceline.com, Inc.	5,595	2,514,729
Wynn Resorts Ltd.	18,050	2,077,194
Bed Bath & Beyond, Inc.*	35,350	2,025,909
BorgWarner, Inc.	32,100	1,943,013
PVH Corp.	31,900	1,857,856
O’Reilly Automotive, Inc.*	22,600	1,505,838

Total Consumer Discretionary		25,864,330

Health Care - 12.4%
Watson Pharmaceuticals, Inc.*	47,400	3,235,050
Covidien plc	66,400	2,928,240
Thermo Fisher Scientific, Inc.*	47,725	2,416,794
CareFusion Corp.*	90,600	2,169,870
Agilent Technologies, Inc.*	58,140	1,816,875
Teva Pharmaceutical Industries Ltd. ADR	46,555	1,732,777
Intuitive Surgical, Inc.	3,520	1,282,266

Total Health Care		15,581,872

Industrials - 12.3%
AMETEK, Inc.	86,825	2,862,620
Gardner Denver, Inc.	35,950	2,284,623
Cummins, Inc.	22,100	1,804,686
Roper Industries, Inc.	22,040	1,518,776
Union Pacific Corp.	17,040	1,391,657
Cooper Industries plc	29,700	1,369,764
Polypore International, Inc.	23,600	1,333,872
Dover Corp.	25,630	1,194,358
Stanley Black & Decker, Inc.	21,800	1,070,380
Joy Global, Inc.	9,650	601,967

Total Industrials		15,432,703

Energy - 7.4%
Pioneer Natural Resources Co.	45,300	2,979,381
Oil States International, Inc.*	51,000	2,596,920
Ensco plc ADR	62,850	2,541,026
QEP Resources, Inc.	46,450	1,257,401

Total Energy		9,374,728

Materials - 7.4%
Airgas, Inc.	48,850	3,117,607
CF Industries Holdings, Inc.	12,900	1,591,731
NewMarket Corp.	8,950	1,359,237
Ball Corp.	40,162	1,245,825
Albemarle Corp.	25,050	1,012,020
Kaiser Aluminum Corp.	21,200	938,736

Total Materials		9,265,156

Financials - 4.6%
Discover Financial Services	128,000	2,936,320
T. Rowe Price Group, Inc.	33,650	1,607,460
Commerce Bancshares, Inc.	34,500	1,198,875

Total Financials		5,742,655

Consumer Staples - 1.0%
Herbalife Ltd.	23,800	1,275,680

Total Common Stocks
(Cost $120,381,708)		113,407,840

EXCHANGE TRADED FUNDS† - 4.0%
iShares Russell Midcap Growth Index Fund	101,065	5,016,866

Total Exchange Traded Funds (Cost $6,012,869)		5,016,866

Total Investments - 94.3% (Cost $126,394,577)		$118,424,706

Cash & Other Assets, Less Liabilities - 5.7%		7,213,107

Total Net Assets - 100.0%		$125,637,813

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1%
Information Technology - 10.8%
Apple, Inc.*	3,000	$1,143,540
Microsoft Corp.	26,100	649,629
International Business Machines Corp.	3,520	616,106
Google, Inc. — Class A	900	462,942
QUALCOMM, Inc.	5,700	277,191
Cisco Systems, Inc.	14,900	230,801
Hewlett-Packard Co.	8,600	193,070
Oracle Corp.	6,000	172,440
Texas Instruments, Inc.	6,000	159,900
Mastercard, Inc. — Class A	500	158,580
Autodesk, Inc.*	5,300	147,234
Dell, Inc.	9,500	134,425
Adobe Systems, Inc.*	5,200	125,684
Red Hat, Inc.*	2,850	120,441
Visa, Inc.	1,200	102,864
EMC Corp.	4,900	102,851
Accenture plc — Class A	1,900	100,092
TE Connectivity Ltd.	3,475	97,786
Intel Corp.	4,200	89,586
Automatic Data Processing, Inc.	1,900	89,585
Canon, Inc.††	1,800	81,726
Juniper Networks, Inc.*	4,700	81,122
Corning, Inc.	6,100	75,396
Advanced Micro Devices, Inc.*	14,100	71,628
SanDisk Corp.*	1,700	68,595
ASML Holding N.V.††	1,937	66,975
Marvell Technology Group Ltd.*	4,400	63,932
Broadcom Corp. — Class A	1,900	63,251
Applied Materials, Inc.	5,700	58,995
Western Union Co.	3,700	56,573
Hamamatsu Photonics KK††	1,400	56,425
Analog Devices, Inc.	1,800	56,250
Sumsung Electronics Company Ltd.††	80	55,712
Kakaku.com, Inc.††	1,200	49,254
Motorola Mobility Holdings, Inc.*	1,237	46,734
CA, Inc.	2,300	44,643
Taiwan Semiconductor Manufacturing Company Ltd.††	18,129	40,801
Lam Research Corp.*	1,050	39,879
Nippon Electric Glass Company Ltd.††	4,000	36,346
NVIDIA Corp.*	2,900	36,250
Xerox Corp.	5,000	34,850
Micron Technology, Inc.*	6,500	32,760
eBay, Inc.*	1,100	32,439
Alcatel-Lucent††	10,246	29,707
ASML Holding N.V. — Class G ADR	800	27,632
Autonomy Corp. plc††	646	25,546
Sumco Corp.††	2,700	25,212
Linear Technology Corp.	900	24,885
Software AG††	769	24,080
Fidelity National Information Services, Inc.	900	21,888
Electronic Arts, Inc.*	1,000	20,450
Venture Corporation Ltd.††	4,000	20,257
Ariba, Inc.*	700	19,397
Activision Blizzard, Inc.	1,596	18,992
Factset Research Systems, Inc.	200	17,794
Jack Henry & Associates, Inc.	560	16,229
NS Solutions Corp.††	700	15,992
Semtech Corp.*	720	15,192
Nintendo Company Ltd.††	100	14,693
Cymer, Inc.*	380	14,128
Blackboard, Inc.*	310	13,845
Global Payments, Inc.	340	13,733
ON Semiconductor Corp.*	1,850	13,265
Paychex, Inc.	500	13,185
Maxim Integrated Products, Inc.	540	12,598
Hosiden Corp.††	1,700	12,109
Ixia*	1,430	10,968
Computer Sciences Corp.	400	10,740
Logica plc††	8,786	10,662
Advanced Energy Industries, Inc.*	1,070	9,223
Riverbed Technology, Inc.	450	8,982
VeriSign, Inc.	300	8,583
Websense, Inc.*	470	8,131
Taleo Corp. — Class A*	280	7,202
Finisar Corp.*	393	6,884
SYNNEX Corp.*	260	6,812
Plexus Corp.*	300	6,786
Intersil Corp. — Class A	650	6,688
Trimble Navigation Ltd.*	190	6,374
CommVault Systems, Inc.	160	5,930
Atmel Corp.*	730	5,891
Aruba Networks, Inc.*	260	5,437
Cree, Inc.	180	4,676
Cyberoptics Corp.*	550	4,345
AVX Corp.	360	4,273
Rovi Corp.*	90	3,868
BTU International, Inc.*	870	3,863
OpenTable, Inc.*	80	3,681
Cadence Design Systems, Inc.*	350	3,234
Accelrys, Inc.*	403	2,442
Supertex, Inc.*	140	2,422
Avid Technology, Inc.*	260	2,012
RealD, Inc.*	180	1,683

Total Information Technology		7,017,884

Financials - 9.9%
Wells Fargo & Co.	17,791	429,119
JPMorgan Chase & Co.	14,236	428,788
Berkshire Hathaway, Inc. — Class B	4,100	291,264
Citigroup, Inc.	9,090	232,886
U.S. Bancorp	7,700	181,258
Simon Property Group, Inc.	1,598	175,748
Goldman Sachs Group, Inc.	1,800	170,190
American Express Co.	3,700	166,130
Bank of America Corp.	23,578	144,297
Aon Corp.	3,300	138,534
MetLife, Inc.	4,600	128,846
Chubb Corp.	2,100	125,979
Allstate Corp.	4,700	111,343
Marsh & McLennan Companies, Inc.	4,000	106,160
PNC Financial Services Group, Inc.	2,100	101,199

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Financials - 9.9% (continued)
CME Group, Inc. — Class A	400	$98,560
Morgan Stanley	7,100	95,850
Australia & New Zealand Banking Group Ltd.††	5,142	95,435
Moody’s Corp.	3,000	91,350
AXA S.A.††	6,321	82,231
Standard Chartered plc††	3,983	79,424
DnB NOR ASA††	7,963	79,357
ACE Ltd.	1,200	72,720
Sun Life Financial, Inc.	3,000	71,651
Barclays plc ADR	7,200	70,416
Muenchener Rueckversicherungs AG††	557	69,174
Vornado Realty Trust	900	67,158
Northern Trust Corp.	1,900	66,462
State Street Corp.	2,000	64,320
BNP Paribas S.A.††	1,524	60,077
Swedbank AB — Class A††	5,435	59,992
Nordea Bank AB††	7,322	59,241
Unibail-Rodamco SE — Class B††	332	59,238
Legg Mason, Inc.	2,300	59,133
Sony Financial Holdings, Inc.††	3,800	58,014
Fifth Third Bancorp	5,700	57,570
Aflac, Inc.	1,600	55,920
Sumitomo Mitsui Trust Holdings, Inc.††	15,410	51,002
Weyerhaeuser Co.	3,220	50,071
Credit Suisse Group AG††	1,853	48,477
Loews Corp.	1,400	48,370
Invesco Ltd.	3,100	48,081
Franklin Resources, Inc.	500	47,820
Westfield Retail Trust††	20,198	47,003
Svenska Handelsbanken AB — Class A††	1,830	46,553
NYSE Euronext	2,000	46,480
SLM Corp.	3,700	46,065
Discover Financial Services	2,000	45,880
AIA Group Ltd.††	16,000	45,311
Public Storage	400	44,540
ProLogis, Inc.	1,682	40,789
Mitsubishi UFJ Lease & Finance Company Ltd.††	1,020	40,715
Deutsche Bank AG††	1,171	40,574
Banco Santander Brasil S.A. ADR	5,400	39,528
Mitsubishi UFJ Financial Group, Inc.	8,600	39,468
Ameriprise Financial, Inc.	1,000	39,360
BM&FBovespa S.A.	8,100	37,335
Soho China Ltd.††	58,500	36,934
DBS Group Holdings Ltd.††	4,000	35,865
Kerry Properties Ltd.††	11,000	35,110
M&T Bank Corp.	500	34,950
Macquarie Group Ltd.††	1,575	34,058
QBE Insurance Group Ltd. — Class A††	2,765	33,953
CBRE Group, Inc. — Class A*	2,500	33,650
China Citic Bank Corporation Ltd. — Class H††	81,886	33,472
Mitsui Fudosan Company Ltd.††	2,000	31,592
Swiss Life Holding AG††	285	31,256
Prudential plc††	3,582	30,731
General Growth Properties, Inc.	2,350	28,435
Challenger Ltd.††	6,900	27,984
Principal Financial Group, Inc.	1,200	27,204
Bank of Yokohama Ltd.††	5,000	25,072
Societe Generale S.A.††	920	24,082
IntercontinentalExchange, Inc.*	200	23,652
First Horizon National Corp.	3,400	20,264
Erste Group Bank AG††	744	18,974
Zions Bancorporation	1,300	18,291
Close Brothers Group plc††	1,775	18,176
ING Groep N.V.††	2,521	17,782
Infinity Property & Casualty Corp.	330	17,318
Deutsche Boerse AG	321	16,234
Banco Santander S.A.††	1,960	16,024
SL Green Realty Corp.	261	15,177
LaSalle Hotel Properties	790	15,168
Commerce Bancshares, Inc.	418	14,526
Markel Corp.*	40	14,285
Raymond James Financial, Inc.	550	14,278
Duke Realty Corp.	1,350	14,175
Regency Centers Corp.	380	13,425
Camden Property Trust	240	13,262
Eaton Vance Corp.	590	13,139
Louisiana Bancorp, Inc.*	800	12,664
Intesa Sanpaolo SpA††	7,980	12,514
City National Corp.	320	12,083
Weingarten Realty Investors	570	12,067
Potlatch Corp.	375	11,820
ESSA Bancorp, Inc.	1,110	11,666
Westamerica Bancorporation	300	11,496
EastGroup Properties, Inc.	300	11,442
Waddell & Reed Financial, Inc. — Class A	410	10,254
Stifel Financial Corp.*	382	10,146
Goldcrest Company Ltd.††	540	9,920
St. Joe Co.*	580	8,694
Citizens Republic Bancorp, Inc.*	1,197	8,283
StanCorp Financial Group, Inc.	300	8,271
Western Alliance Bancorporation*	1,490	8,165
Home Bancshares, Inc.	384	8,149
ProAssurance Corp.	100	7,202
WR Berkley Corp.	240	7,126
Sandy Spring Bancorp, Inc.	460	6,730
East West Bancorp, Inc.	440	6,560
HCC Insurance Holdings, Inc.	240	6,492
TCF Financial Corp.	700	6,412
CIT Group, Inc.*	190	5,770
Popular, Inc.*	3,840	5,760
Radian Group, Inc.	2,480	5,431
TD Ameritrade Holding Corp.	360	5,294
SeaBright Holdings, Inc.	700	5,040
Glacier Bancorp, Inc.	530	4,966
Selective Insurance Group, Inc.	380	4,959
Employers Holdings, Inc.	380	4,849
White Mountains Insurance Group Ltd.	10	4,058
Financial Engines, Inc.*	220	3,984

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Financials - 9.9% (continued)
First Defiance Financial Corp.*	270	$3,618
Fortegra Financial Corp.*	650	3,413
Interactive Brokers Group, Inc. — Class A	170	2,368

Total Financials		6,464,620

Consumer Discretionary - 8.3%
Amazon.com, Inc.*	1,600	345,968
McDonald’s Corp.	2,700	237,114
Comcast Corp. — Class A	10,200	213,180
Walt Disney Co.	6,500	196,040
Kohl’s Corp.	3,370	165,467
Starbucks Corp.	4,100	152,889
Home Depot, Inc.	4,350	142,984
Time Warner, Inc.	4,700	140,859
Priceline.com, Inc.	300	134,838
Las Vegas Sands Corp.*	3,320	127,289
Toyota Motor Corp.††	3,600	123,397
DIRECTV — Class A*	2,900	122,525
Bed Bath & Beyond, Inc.*	2,100	120,351
Target Corp.	2,400	117,696
NIKE, Inc. — Class B	1,280	109,453
Time Warner Cable, Inc. — Class A	1,539	96,449
AutoZone, Inc.*	300	95,757
CarMax, Inc.*	4,000	95,400
Carnival Corp.	3,100	93,930
Cie Financiere Richemont S.A.††	2,073	92,342
Dollar General Corp.*	2,400	90,624
Ross Stores, Inc.	1,100	86,559
General Motors Co.*	4,080	82,334
Macy’s, Inc.	3,100	81,592
International Game Technology	5,400	78,462
Volkswagen AG††	572	75,482
Discovery Communications, Inc. — Class C*	2,073	72,866
WPP plc††	7,575	70,097
Honda Motor Company Ltd.††	2,300	67,374
Johnson Controls, Inc.	2,400	63,288
Persimmon plc††	8,862	62,337
Jupiter Telecommunications Company Ltd.††	57	61,671
Kingfisher plc††	15,969	61,288
Chipotle Mexican Grill, Inc.*	200	60,590
Yum! Brands, Inc.	1,200	59,268
Compass Group plc††	7,344	59,184
Omnicom Group, Inc.	1,400	51,576
Inditex S.A.††	602	51,387
PPR††	394	50,926
Nikon Corp.††	2,100	49,534
Coach, Inc.	900	46,647
Nissan Motor Company Ltd.††	5,100	45,122
Liberty Interactive Corp. — Class A*	3,000	44,310
Benesse Holdings, Inc.††	1,000	44,297
Bayerische Motoren Werke AG††	669	44,192
Marriott International, Inc. — Class A	1,538	41,895
Harley-Davidson, Inc.	1,200	41,196
Hasbro, Inc.	1,200	39,132
Starwood Hotels & Resorts Worldwide, Inc.	1,000	38,820
Lowe’s Companies, Inc.	1,900	36,746
GKN plc††	12,526	33,988
Ford Motor Co.*	3,500	33,845
Harman International Industries, Inc.	1,100	31,438
Aisin Seiki Company Ltd.††	900	29,964
Dollar Tree, Inc.*	380	28,542
Parkson Retail Group Ltd.††	23,500	28,408
PDG Realty S.A. Empreendimentos e Participacoes	8,700	28,029
Lojas Renner S.A.	1,000	26,784
Mattel, Inc.	1,000	25,890
Liberty Global, Inc. — Class A*	685	24,783
Accor S.A.††	920	24,496
H&R Block, Inc.	1,800	23,958
Wynn Resorts Ltd.	200	23,016
Gentex Corp.	920	22,126
Autoliv, Inc.††	422	20,566
Lennar Corp. — Class A	1,400	18,956
Informa plc††	3,475	17,628
Aegis Group plc††	9,146	17,603
Pool Corp.	632	16,546
McGraw-Hill Companies, Inc.	400	16,400
Television Broadcasts Ltd.††	3,000	16,365
Koito Manufacturing Company Ltd.††	1,000	15,819
Dick’s Sporting Goods, Inc.*	430	14,388
Lamar Advertising Co. — Class A*	780	13,283
Fossil, Inc.*	160	12,970
Toll Brothers, Inc.*	800	11,544
DISH Network Corp. — Class A*	460	11,528
Hibbett Sports, Inc.*	320	10,845
Charter Communications, Inc. — Class A*	220	10,305
Rent-A-Center, Inc.	370	10,156
TRW Automotive Holdings Corp.*	300	9,819
BorgWarner, Inc.	160	9,685
Advance Auto Parts, Inc.	160	9,296
Mohawk Industries, Inc.*	210	9,011
Choice Hotels International, Inc.	300	8,916
Williams-Sonoma, Inc.	260	8,005
American Eagle Outfitters, Inc.	620	7,266
Mitchells & Butlers plc*,††	1,873	6,824
Esprit Holdings Ltd.††	5,555	6,728
Madison Square Garden Co. — Class A*	295	6,726
The Gap, Inc.	400	6,496
MGM Resorts International*	672	6,243
Gaylord Entertainment Co.	320	6,189
Sonic Corp.*	780	5,515
Culp, Inc.*	640	5,408
Thor Industries, Inc.	240	5,316
Education Management Corp.*	340	5,046
Winnebago Industries, Inc.*	580	4,014
Ascena Retail Group, Inc.*	148	4,006
AMC Networks, Inc. — Class A*	115	3,674

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Consumer Discretionary - 8.3% (continued)
Chico’s FAS, Inc.	260	$2,972
Royal Caribbean Cruises Ltd.	130	2,813
Ameristar Casinos, Inc.	175	2,809
Ascent Capital Group, Inc. — Class A*	43	1,691
Anvil Holdings, Inc.*,††	30	127

Total Consumer Discretionary		5,447,488

Health Care - 7.6%
Johnson & Johnson	8,658	551,601
Pfizer, Inc.	27,472	485,705
Merck & Company, Inc.	10,036	328,278
UnitedHealth Group, Inc.	5,000	230,600
GlaxoSmithKline plc ADR	5,000	206,450
Amgen, Inc.	3,510	192,874
Sanofi — Class B††	2,914	191,663
Abbott Laboratories	3,000	153,420
Bristol-Myers Squibb Co.	4,700	147,486
Gilead Sciences, Inc.	3,600	139,680
Celgene Corp.*	2,100	130,032
WellPoint, Inc.	1,900	124,032
Baxter International, Inc.	2,200	123,508
Stryker Corp.	2,500	117,825
Covidien plc	2,575	113,557
McKesson Corp.	1,400	101,780
Thermo Fisher Scientific, Inc.*	2,000	101,280
Allergan, Inc.	1,100	90,618
DENTSPLY International, Inc.	2,800	85,932
Fresenius SE & Company KGaA††	843	74,927
Express Scripts, Inc.*	1,800	66,726
Zimmer Holdings, Inc.*	1,200	64,200
Medco Health Solutions, Inc.	1,300	60,957
Elekta AB — Class B††	1,580	59,422
Roche Holding AG††	360	58,144
Biogen Idec, Inc.*	600	55,890
Bayer AG — Class R††	1,006	55,512
Edwards Lifesciences Corp.*	700	49,896
AmerisourceBergen Corp.	1,300	48,451
Quest Diagnostics, Inc.	900	44,424
Agilent Technologies, Inc.*	1,400	43,750
CSL Ltd.††	1,533	43,518
HCA Holdings, Inc.*	2,000	40,320
Medtronic, Inc.	1,200	39,888
Astellas Pharma, Inc.††	1,000	37,744
CR Bard, Inc.	400	35,016
DaVita, Inc.*	500	31,335
Terumo Corp.††	600	31,225
Humana, Inc.	400	29,092
St. Jude Medical, Inc.	600	21,714
Henry Schein, Inc.*	300	18,603
Boston Scientific Corp.*	3,100	18,321
Gen-Probe, Inc.*	280	16,030
Alexion Pharmaceuticals, Inc.*	240	15,374
Life Technologies Corp.*	400	15,372
Chugai Pharmaceutical Company Ltd.††	900	15,245
Hospira, Inc.*	400	14,800
Hologic, Inc.	948	14,419
Covance, Inc.*	300	13,635
Alkermes plc*	850	12,971
Human Genome Sciences, Inc.*	1,010	12,817
Illumina, Inc.*	310	12,685
Omnicare, Inc.	490	12,461
Medicines Co.*	830	12,350
Thoratec Corp.*	340	11,098
Allscripts Healthcare Solutions, Inc.*	600	10,812
LifePoint Hospitals, Inc.*	290	10,626
Techne Corp.	150	10,201
AMERIGROUP Corp.*	260	10,143
Pharmacyclics, Inc.*	800	9,464
Incyte Corporation Ltd.*	630	8,801
STERIS Corp.	300	8,781
Theravance, Inc.*	400	8,056
Vertex Pharmaceuticals, Inc.*	180	8,017
Medicis Pharmaceutical Corp. — Class A	180	6,566
Dendreon Corp.*	690	6,210
BioMarin Pharmaceutical, Inc.	180	5,737
Maxygen, Inc.	1,010	5,525
Community Health Systems, Inc.	300	4,992
Neurocrine Biosciences, Inc.*	750	4,485
Charles River Laboratories International, Inc.	130	3,721
Cubist Pharmaceuticals, Inc.*	100	3,532
Exelixis, Inc.	600	3,276
Idenix Pharmaceuticals, Inc.*	650	3,244
Acorda Therapeutics, Inc.	130	2,595
Health Management Associates, Inc. — Class A*	340	2,353
Codexis, Inc.*	326	1,490

Total Health Care		4,963,280

Energy - 7.4%
Exxon Mobil Corp.	16,207	1,177,115
Chevron Corp.	7,050	652,266
Schlumberger Ltd.	5,514	329,351
Royal Dutch Shell plc — Class B ADR	3,600	223,380
ConocoPhillips	2,700	170,964
Occidental Petroleum Corp.	2,200	157,300
Spectra Energy Corp.	5,300	130,009
Baker Hughes, Inc.	2,540	117,246
El Paso Corp.	6,200	108,376
Devon Energy Corp.	1,900	105,336
Statoil ASA††	4,843	103,915
FMC Technologies, Inc.*	2,584	97,159
BP plc ADR	2,500	90,175
Murphy Oil Corp.	1,900	83,904
Hess Corp.	1,500	78,690
Williams Companies, Inc.	2,800	68,152
EOG Resources, Inc.	900	63,909
BG Group plc††	3,212	61,441
Newfield Exploration Co.*	1,500	59,535
Peabody Energy Corp.	1,700	57,596
Southwestern Energy Co.*	1,700	56,661
Concho Resources, Inc.*	760	54,066
Noble Corp.	1,800	52,830
Halliburton Co.	1,700	51,884
Beach Energy Ltd.††	49,730	51,320

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Energy - 7.4% (continued)
ENI SpA — Class Preference††	2,544	$44,753
Equities Corp.	800	42,688
Suncor Energy, Inc.	1,600	40,704
Petroleo Brasileiro S.A. Preferred ADR	1,800	37,296
Marathon Petroleum Corp.	1,300	35,178
Range Resources Corp.	600	35,076
Valero Energy Corp.	1,800	32,004
Cimarex Energy Co.	550	30,635
China Oilfield Services Ltd. — Class H††	24,000	30,519
Cameron International Corp.*	700	29,078
Arch Coal, Inc.	1,950	28,431
Saipem SpA††	760	26,673
Apache Corp.	300	24,072
McDermott International, Inc.	2,220	23,887
WorleyParsons Ltd.††	731	18,238
Whiting Petroleum Corp.*	460	16,137
Fugro N.V.††	307	15,482
HollyFrontier Corp.	580	15,208
Modec, Inc.††	800	14,155
Consol Energy, Inc.	400	13,572
Complete Production Services, Inc.*	530	9,991
Oasis Petroleum, Inc.*	410	9,155
Ultra Petroleum Corp.*	280	7,762
Contango Oil & Gas Co.*	110	6,018
Westmoreland Coal Co.*	720	5,587
Northern Oil and Gas, Inc.*	270	5,235
Forest Oil Corp.*	320	4,608
Comstock Resources, Inc.*	290	4,483
Venoco, Inc.*	480	4,229
Quicksilver Resources, Inc.*	480	3,639
Goodrich Petroleum Corp.*	270	3,192
Exterran Holdings, Inc.*	220	2,138
RigNet, Inc.*	130	2,084
GeoMet, Inc.*	2,040	1,579

Total Energy		4,826,066

Industrials - 7.1%
General Electric Co.	30,600	466,344
United Technologies Corp.	3,910	275,108
3M Co.	3,400	244,086
Boeing Co.	3,890	235,384
Emerson Electric Co.	5,600	231,336
Danaher Corp.	4,700	197,118
Union Pacific Corp.	2,400	196,008
United Parcel Service, Inc. — Class B	3,000	189,450
Ingersoll-Rand plc	4,800	134,832
Honeywell International, Inc.	3,000	131,730
Cummins, Inc.	1,500	122,490
Cooper Industries plc	2,400	110,688
FedEx Corp.	1,500	101,520
Precision Castparts Corp.	600	93,276
Mitsui & Company Ltd.††	6,200	89,803
Caterpillar, Inc.	1,200	88,608
Mitsubishi Corp.††	4,200	85,505
Mitsubishi Electric Corp.††	9,000	79,716
Central Japan Railway Co.††	8	69,810
Textron, Inc.	3,500	61,740
Rolls-Royce Holdings plc††	6,412	58,887
SembCorp Industries Ltd.††	21,900	56,521
Siemens AG††	628	56,498
Norfolk Southern Corp.	900	54,918
DCC plc††	2,120	53,249
Koninklijke Philips Electronics N.V.††	2,893	51,903
Lockheed Martin Corp. — Class A	700	50,848
ABB Ltd.††	2,885	49,350
Joy Global, Inc.	780	48,656
CH Robinson Worldwide, Inc.	700	47,929
Bouygues S.A.††	1,371	45,352
Legrand S.A. — Class B††	1,320	41,148
Fluor Corp.	800	37,240
Goodrich Corp.	300	36,204
AP Moller — Maersk — Class B††	6	35,243
Hutchison Whampoa Ltd.††	4,700	34,782
Pall Corp.	800	33,920
Fastenal Co.	1,000	33,280
Raytheon Co.	800	32,696
Cookson Group plc††	4,795	31,977
Robert Half International, Inc.	1,500	31,830
Ryder System, Inc.	800	30,008
Finmeccanica SpA††	4,241	29,343
Southwest Airlines Co.	3,600	28,944
Cintas Corp.	1,000	28,140
Carillion plc††	5,282	27,294
Makita Corp.††	600	21,354
Stanley Black & Decker, Inc.	400	19,640
Waste Connections, Inc.	500	16,910
Cargotec Oyj — Class B††	672	16,287
China Railway Construction Corporation Ltd. — Class H††	38,000	15,902
Nordson Corp.	350	13,909
First Solar, Inc.*	200	12,642
Verisk Analytics, Inc. — Class A*	360	12,517
Expeditors International of Washington, Inc.	300	12,165
Hubbell, Inc. — Class B	240	11,890
FTI Consulting, Inc.	320	11,779
Knight Transportation, Inc.	860	11,447
UTI Worldwide, Inc.	870	11,345
Covanta Holding Corp.	700	10,633
Applied Industrial Technologies, Inc.	370	10,049
Kansas City Southern*	200	9,992
John Bean Technologies Corp.	698	9,953
Middleby Corp.*	130	9,160
Corporate Executive Board Co.	300	8,940
Manpower, Inc.	250	8,405
Toshiba Machine Company Ltd.††	2,000	8,301
Greenbrier Companies, Inc.*	700	8,155
Nippon Yusen KK††	3,000	8,137
Actuant Corp. — Class A	400	7,900
Consolidated Graphics, Inc.*	210	7,671
Herman Miller, Inc.	400	7,144

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Industrials - 7.1% (continued)
HEICO Corp. — Class A	205	$6,900
General Cable Corp.*	290	6,772
Navigant Consulting, Inc.*	680	6,304
Insituform Technologies, Inc. — Class A*	530	6,137
Harsco Corp.	310	6,011
RSC Holdings, Inc.*	800	5,704
Belden, Inc.	220	5,674
AMR Corp.*	1,890	5,594
American Reprographics Co.*	1,590	5,342
RailAmerica, Inc.*	400	5,212
Babcock & Wilcox Co.*	265	5,181
CLARCOR, Inc.	110	4,552
Skywest, Inc.	360	4,144
Oshkosh Corp.*	260	4,092
United Continental Holdings, Inc.*	170	3,295
H&E Equipment Services, Inc.*	320	2,640
American Science & Engineering, Inc.	40	2,442
USG Corp.	300	2,019
A123 Systems, Inc.*	180	619

Total Industrials		4,661,573

Consumer Staples - 6.6%
Procter & Gamble Co.	10,773	680,638
PepsiCo, Inc.	7,297	451,684
Coca-Cola Co.	6,000	405,360
Philip Morris International, Inc.	4,830	301,295
Nestle S.A.††	4,176	229,900
Tesco plc††	30,437	178,242
Colgate-Palmolive Co.	1,900	168,492
General Mills, Inc.	4,300	165,421
Altria Group, Inc.	5,200	139,412
Kraft Foods, Inc. — Class A	4,125	138,518
Kellogg Co.	2,500	132,975
Kroger Co.	5,500	120,780
CVS Caremark Corp.	3,468	116,456
Whole Foods Market, Inc.	1,500	97,965
Unilever plc††	3,091	96,763
Wal-Mart Stores, Inc.	1,800	93,420
ConAgra Foods, Inc.	3,400	82,348
Avon Products, Inc.	4,200	82,320
Kirin Holdings Company Ltd.††	6,000	78,475
Pernod-Ricard S.A.††	976	76,409
Molson Coors Brewing Co. — Class B	1,800	71,298
Energizer Holdings, Inc.*	940	62,454
Kimberly-Clark Corp.	700	49,707
FamilyMart Company Ltd.††	1,300	49,647
L’Oreal S.A.††	461	44,969
Walgreen Co.	1,000	32,890
Archer-Daniels-Midland Co.	1,200	29,772
House Foods Corp.††	800	15,389
BJ’s Wholesale Club, Inc.*	300	15,372
Boston Beer Company, Inc. — Class A*	180	13,086
Hansen Natural Corp.	120	10,475
Tootsie Roll Industries, Inc.	410	9,889
Casey’s General Stores, Inc.	190	8,294
Alliance One International, Inc.*	3,160	7,710
Green Mountain Coffee Roasters, Inc.*	80	7,435
Pantry, Inc.*	370	4,488
Church & Dwight Company, Inc.	80	3,536
Bunge Ltd.	40	2,332
Reed’s, Inc.*	1,080	1,739

Total Consumer Staples		4,277,355

Telecommunication Services - 2.6%
AT&T, Inc.	27,992	798,332
Vodafone Group plc ADR	7,700	197,505
American Tower Corp. — Class A*	2,030	109,214
Telefonica S.A.††	5,621	107,719
Crown Castle International Corp.*	2,100	85,407
America Movil SAB de CV ADR	3,400	75,072
Sprint Nextel Corp.*	22,900	69,616
Telecom Italia SpA — Savings Shares††	65,895	64,081
KDDI Corp.††	9	61,955
Telstra Corporation Ltd.††	16,335	48,646
Softbank Corp.††	1,100	32,184
Hutchison Telecommunications Hong Kong Holdings Ltd.††	48,000	16,751
SBA Communications Corp. — Class A*	290	9,999
NTELOS Holdings Corp.	530	9,397
Verizon Communications, Inc.	200	7,360
NII Holdings, Inc.*	250	6,738
Leap Wireless International, Inc.*	240	1,656

Total Telecommunication Services		1,701,632

Materials - 2.6%
Monsanto Co.	2,400	144,096
Praxair, Inc.	1,200	112,176
Freeport-McMoRan Copper & Gold, Inc.	3,538	107,732
BHP Billiton Ltd.††	3,003	99,424
Newmont Mining Corp.	1,500	94,350
Rio Tinto Ltd.††	1,595	93,418
BASF SE††	1,067	65,046
PPG Industries, Inc.	900	63,594
Potash Corporation of Saskatchewan, Inc.	1,400	60,508
Sherwin-Williams Co.	800	59,456
International Paper Co.	2,400	55,800
Vulcan Materials Co.	2,000	55,120
Asahi Kasei Corp.††	9,000	53,935
Dow Chemical Co.	2,300	51,658
Rio Tinto plc††	1,139	50,498
Umicore S.A.††	1,246	45,168
Nucor Corp.	1,400	44,296
EI du Pont de Nemours & Co.	1,051	42,008
Cliffs Natural Resources, Inc.	700	35,819
Wacker Chemie AG††	380	33,734
Hitachi Chemical Company Ltd.††	1,600	26,414
LyondellBasell Industries N.V. — Class A	1,060	25,896
Air Water, Inc.††	2,000	24,719
Air Products & Chemicals, Inc.	300	22,911
United States Steel Corp.	1,000	22,010
SSAB AB — Class A††	2,612	19,368

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Materials - 2.6% (continued)
Allied Nevada Gold Corp.*	500	$17,905
Kobe Steel Ltd.††	10,000	16,691
Showa Denko KK††	8,000	15,791
Carpenter Technology Corp.	320	14,365
Domtar Corp.	193	13,157
Clearwater Paper Corp.*	380	12,912
Tosoh Corp.††	4,000	12,533
Koppers Holdings, Inc.	460	11,781
American Vanguard Corp.	1,030	11,495
Cabot Corp.	400	9,912
Albemarle Corp.	230	9,292
Martin Marietta Materials, Inc.	140	8,851
Senomyx, Inc.*	2,310	8,108
Eastman Chemical Co.	100	6,853
Haynes International, Inc.	150	6,518
Myers Industries, Inc.	600	6,090
Steel Dynamics, Inc.	350	3,472

Total Materials		1,694,880

Utilities - 2.2%
Exelon Corp.	4,400	187,484
FirstEnergy Corp.	3,534	158,712
AES Corp.*	13,000	126,880
Entergy Corp.	1,900	125,951
Constellation Energy Group, Inc.	3,100	117,986
SSE plc††	5,430	108,867
Edison International	2,200	84,150
CenterPoint Energy, Inc.	4,100	80,442
GDF Suez††	2,606	77,424
Sempra Energy	1,300	66,950
Calpine Corp.*	4,280	60,262
E.ON AG††	2,764	59,965
PPL Corp.	1,400	39,956
TECO Energy, Inc.	2,300	39,399
OGE Energy Corp.	410	19,594
National Fuel Gas Co.	270	13,144
Southwest Gas Corp.	350	12,659
PNM Resources, Inc.	610	10,022
GenOn Energy, Inc.*	3,574	9,936
MDU Resources Group, Inc.	440	8,444
Chesapeake Utilities Corp.	200	8,022

Total Utilities		1,416,249

Total Common Stocks (Cost $42,453,546)		42,471,027

PREFERRED STOCKS - 0.1%
GMAC Capital Trust I
8.13% due 02/15/40†,1	2,275	41,519
Ally Financial, Inc.
8.50% †,1,2	700	12,215

Total Preferred Stocks (Cost $65,972)		53,734

WARRANTS†† - 0.0%
Anvil Holdings, Inc. — Class A
$1.00, 02/28/12*	333	6
Anvil Holdings, Inc. — Class B
$1.00, 02/28/12*	370	4

Total Warrants (Cost $3,850)		10

SHORT TERM INVESTMENTS†† - 1.7%
T. Rowe Price Reserve Investment Fund	921,446	921,447
State Street General Account Money Market Fund	209,131	209,131

Total Short Term Investments (Cost $1,130,578)		1,130,578

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0%
Financials - 4.1%
Morgan Stanley
4.10% due 01/26/15	$110,000	$104,887
6.00% due 04/28/15	100,000	99,528
General Electric Capital Corp.
2.10% due 01/07/14	140,000	140,836
5.30% due 02/11/21	30,000	31,122
Citigroup, Inc.
6.50% due 08/19/13	80,000	84,184
4.59% due 12/15/15	30,000	30,803
5.38% due 08/09/20	25,000	25,900
JPMorgan Chase & Co.
6.00% due 01/15/18	100,000	111,363
Goldman Sachs Group, Inc.
6.15% due 04/01/18	85,000	88,083
3.63% due 02/07/16	20,000	19,472
Merrill Lynch & Company, Inc.
6.88% due 04/25/18	70,000	70,025
7.75% due 05/14/38	35,000	32,521
SLM Corp.
8.45% due 06/15/18	25,000	26,004
5.38% due 05/15/14	25,000	24,604
5.05% due 11/14/14	25,000	24,123
5.13% due 08/27/12	15,000	14,993
HSBC Holdings plc
5.10% due 04/05/21	70,000	72,083
Wells Fargo & Co.
4.60% due 04/01/21	65,000	69,479
E*Trade Financial Corp.
12.50% due 11/30/17	57,000	64,267
Bank of America Corp.
5.65% due 05/01/18	25,000	23,738
6.50% due 08/01/16	20,000	19,861
3.75% due 07/12/16	20,000	18,196
PNC Funding Corp.
5.63% due 02/01/17	35,000	38,000
4.38% due 08/11/20	20,000	20,738
Fifth Third Bancorp
8.25% due 03/01/38	25,000	29,908
3.63% due 01/25/16	20,000	20,332
CIT Group, Inc.
6.63% due 04/01/18[3,4]	25,000	24,875
7.00% due 05/01/17	25,000	24,250
Svensk Exportkredit AB
5.13% due 03/01/17	40,000	46,267
Kinder Morgan Finance Company ULC
5.70% due 01/05/16	45,000	45,112

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Financials - 4.1% (continued)
Sun Life Financial Global Funding, LP
0.55% due 10/06/13[1,3,4]	$45,000	$44,688
ProLogis, LP
4.50% due 08/15/17	25,000	23,524
6.63% due 12/01/19	20,000	20,644
KeyCorp
3.75% due 08/13/15	30,000	30,905
5.10% due 03/24/21	10,000	10,091
Reinsurance Group of America, Inc.
6.45% due 11/15/19	15,000	17,025
5.63% due 03/15/17	10,000	10,963
5.00% due 06/01/21	10,000	10,485
Banque PSA Finance
4.38% due 04/04/16[3,4]	40,000	38,308
ERAC USA Finance LLC
5.25% due 10/01/20[3,4]	20,000	21,907
4.50% due 08/16/21[3,4]	15,000	15,132
Jefferies Group, Inc.
6.25% due 01/15/36	35,000	31,750
Prudential Financial, Inc.
4.75% due 09/17/15	30,000	31,318
PartnerRe Finance B LLC
5.50% due 06/01/20	30,000	31,195
Toronto-Dominion Bank
2.50% due 07/14/16	30,000	30,793
US Bancorp
3.44% due 02/01/16	30,000	30,450
Discover Financial Services
10.25% due 07/15/19	25,000	30,260
JPMorgan Chase Capital XXVII
7.00% due 11/01/39	30,000	30,108
Ford Motor Credit Company LLC
12.00% due 05/15/15	25,000	30,000
Royal Bank of Scotland plc
3.40% due 08/23/13	30,000	29,862
RCI Banque S.A.
4.60% due 04/12/16[3,4]	30,000	29,463
Regency Centers, LP
5.88% due 06/15/17	15,000	16,222
6.00% due 06/15/20	10,000	11,238
Kilroy Realty, LP
6.63% due 06/01/20	25,000	27,169
Goldman Sachs Capital I
6.35% due 02/15/34	30,000	27,167
WEA Finance LLC
7.50% due 06/02/14[3,4]	20,000	22,310
4.63% due 05/10/21[3,4]	5,000	4,775
Principal Life Global Funding I
5.13% due 10/15/13[3,4]	25,000	26,646
HBOS plc
6.00% due 11/01/33[3,4]	40,000	25,853
Hospitality Properties Trust
5.63% due 03/15/17	25,000	25,381
Seminole Indian Tribe of Florida
7.75% due 10/01/17[3,4]	25,000	25,125
GTP Acquisition Partners I LLC
4.35% due 06/15/16[3,4]	25,000	25,124
Host Hotels & Resorts, LP
6.75% due 06/01/16	25,000	25,000
Rouse Company, LP
6.75% due 11/09/15	25,000	24,875
Pinnacle Foods Finance LLC
9.25% due 04/01/15	25,000	24,813
Capital One Financial Corp.
2.13% due 07/15/14	25,000	24,751
Ameriprise Financial, Inc.
7.30% due 06/28/19	20,000	24,547
Allstate Corp.
7.45% due 05/16/19	20,000	24,448
Aflac, Inc.
8.50% due 05/15/19	20,000	24,345
HUB International Holdings, Inc.
10.25% due 06/15/15[3,4]	25,000	23,125
Nuveen Investments, Inc.
10.50% due 11/15/15	25,000	23,062
Provident Funding Associates, LP
10.13% due 02/15/19[3,4]	25,000	21,625
Reckson Operating Partnership, LP
6.00% due 03/31/16	20,000	21,092
Federal Realty Investment Trust
6.00% due 07/15/12	20,000	20,555
CNA Financial Corp.
5.88% due 08/15/20	20,000	20,550
SunTrust Banks, Inc.
3.60% due 04/15/16	20,000	20,277
Provident Companies, Inc.
7.00% due 07/15/18	15,000	16,909
Realogy Corp.
11.50% due 04/15/17	25,000	16,625
USB Capital XIII Trust
6.63% due 12/15/39	15,000	15,065
American International Group, Inc.
4.25% due 09/15/14	10,000	9,725
5.45% due 05/18/17	5,000	4,788
Lincoln National Corp.
4.85% due 06/24/21	15,000	14,460
Unum Group
5.63% due 09/15/20	10,000	11,016
Travelers Companies, Inc.
3.90% due 11/01/20	10,000	10,255
Raymond James Financial, Inc.
4.25% due 04/15/16	10,000	10,103
Ventas Realty, LP
3.13% due 11/30/15	10,000	9,884
Regions Financial Corp.
5.75% due 06/15/15	10,000	9,600
UnumProvident Finance Co. plc
6.85% due 11/15/15[3,4]	5,000	5,606

Total Financials		2,688,536

Energy - 1.8%
Pemex Project Funding Master Trust
5.75% due 03/01/18	80,000	86,600

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Energy - 1.8% (continued)
Petrobras International Finance Co.
5.88% due 03/01/18	$35,000	$36,448
7.88% due 03/15/19	15,000	17,400
5.75% due 01/20/20	10,000	10,380
Nabors Industries, Inc.
9.25% due 01/15/19	20,000	25,300
4.63% due 09/15/21[3,4]	20,000	19,634
Apache Corp.
5.10% due 09/01/40	40,000	44,624
Buckeye Partners, LP
5.50% due 08/15/19	25,000	27,369
6.05% due 01/15/18	15,000	17,113
Enterprise Products Operating LLC
3.20% due 02/01/16	15,000	15,324
7.55% due 04/15/38	10,000	12,450
5.95% due 02/01/41	10,000	10,727
Hess Corp.
7.88% due 10/01/29	20,000	26,914
6.00% due 01/15/40	10,000	11,405
Weatherford International Ltd.
6.75% due 09/15/40	35,000	37,327
Ensco plc
3.25% due 03/15/16	35,000	35,539
Talisman Energy, Inc.
3.75% due 02/01/21	35,000	33,983
Valero Energy Corp.
6.13% due 06/15/17	30,000	33,380
Canadian Natural Resources Ltd.
6.25% due 03/15/38	25,000	29,638
EOG Resources, Inc.
5.88% due 09/15/17	25,000	29,485
Magellan Midstream Partners, LP
6.55% due 07/15/19	20,000	23,631
4.25% due 02/01/21	5,000	5,164
Southwestern Energy Co.
7.50% due 02/01/18	25,000	28,318
Williams Partners, LP
6.30% due 04/15/40	25,000	27,669
Diamond Offshore Drilling, Inc.
5.15% due 09/01/14	25,000	27,112
Antero Resources Finance Corp.
9.38% due 12/01/17	25,000	26,000
Kinder Morgan, Inc.
6.50% due 09/01/12	25,000	25,750
Regency Energy Partners, LP
6.88% due 12/01/18	25,000	25,750
Cie Generale de Geophysique — Veritas
9.50% due 05/15/16	25,000	25,625
Concho Resources, Inc.
7.00% due 01/15/21	25,000	24,875
SM Energy Co.
6.63% due 02/15/19[3,4]	25,000	24,875
Quicksilver Resources, Inc.
9.13% due 08/15/19	25,000	24,500
Exterran Holdings, Inc.
7.25% due 12/01/18[3,4]	25,000	24,000
MEG Energy Corp.
6.50% due 03/15/21[3,4]	25,000	23,937
Berry Petroleum Co.
6.75% due 11/01/20	25,000	23,875
Penn Virginia Corp.
7.25% due 04/15/19	25,000	23,125
Noble Energy, Inc.
6.00% due 03/01/41	20,000	22,331
EXCO Resources, Inc.
7.50% due 09/15/18	25,000	22,000
Plains All American Pipeline, LP
5.75% due 01/15/20	20,000	21,814
Petroplus Finance Ltd.
9.38% due 09/15/19[3,4]	25,000	21,375
NuStar Logistics, LP
4.80% due 09/01/20	20,000	20,992
Enbridge Energy Partners, LP
5.20% due 03/15/20	10,000	10,640
5.50% due 09/15/40	10,000	10,219
BP Capital Markets plc
3.13% due 10/01/15	20,000	20,666
Connacher Oil and Gas Ltd.
8.50% due 08/01/19[3,4]	25,000	19,250
Marathon Oil Corp.
6.00% due 10/01/17	15,000	17,142
Petroleos de Venezuela S.A.
8.50% due 11/02/17[3,4]	25,000	16,438
El Paso Natural Gas Co.
5.95% due 04/15/17	13,000	14,624
Enogex LLC
6.25% due 03/15/20[3,4]	10,000	11,347
Anadarko Petroleum Corp.
6.38% due 09/15/17	5,000	5,609

Total Energy		1,179,693

Telecommunication Services - 1.5%
AT&T, Inc.
5.63% due 06/15/16	50,000	57,002
5.55% due 08/15/41	30,000	32,299
News America, Inc.
6.40% due 12/15/35	30,000	32,486
4.50% due 02/15/21	30,000	30,140
Telefonica Emisiones SAU
6.22% due 07/03/17	25,000	25,265
3.99% due 02/16/16	25,000	23,788
Intelsat Jackson Holdings S.A.
8.50% due 11/01/19	50,000	48,875
Sprint Nextel Corp.
8.38% due 08/15/17	50,000	46,500
Intelsat Luxembourg S.A.
11.25% due 02/04/17	25,000	21,687
11.50% due 02/04/17[3,4]	25,000	21,500
Univision Communications, Inc.
7.88% due 11/01/20[3,4]	25,000	23,438
8.50% due 05/15/21[3,4]	25,000	19,500

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Telecommunication Services - 1.5% (continued)
Crown Castle Towers LLC
6.11% due 01/15/20[3,4]	$38,000	$42,712
Telecom Italia Capital S.A.
5.25% due 11/15/13	30,000	29,324
6.18% due 06/18/14	10,000	9,952
Windstream Corp.
7.88% due 11/01/17	25,000	25,313
8.63% due 08/01/16	9,000	9,270
Historic TW, Inc.
6.88% due 06/15/18	25,000	29,492
Digicel Ltd.
12.00% due 04/01/14[3,4]	25,000	27,375
Videotron Ltee
9.13% due 04/15/18	25,000	27,250
CSC Holdings LLC
8.50% due 04/15/14	25,000	26,969
CC Holdings GS V LLC
7.75% due 05/01/17[3,4]	25,000	26,625
TCM Sub LLC
3.55% due 01/15/15[3,4]	25,000	26,593
SBA Telecommunications, Inc.
8.25% due 08/15/19	25,000	26,250
CCO Holdings LLC
7.25% due 10/30/17	25,000	25,000
UPC Holding BV
9.88% due 04/15/18[3,4]	25,000	25,000
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63% due 11/15/17[3,4]	25,000	24,750
CommScope, Inc.
8.25% due 01/15/19[3,4]	25,000	24,375
MetroPCS Wireless, Inc.
7.88% due 09/01/18	25,000	24,250
EH Holding Corp.
7.63% due 06/15/21[3,4]	25,000	24,062
West Corp.
7.88% due 01/15/19	25,000	23,500
Level 3 Escrow, Inc.
8.13% due 07/01/19[3,4]	25,000	22,094
Avaya, Inc.
10.13% due 11/01/15	25,000	18,312
Nielsen Finance LLC
11.63% due 02/01/14	16,000	18,160
DIRECTV Holdings LLC
5.88% due 10/01/19	15,000	16,876
3.55% due 03/15/15	15,000	15,644

France Telecom S.A.
2.75% due 09/14/16	15,000	14,885
COX Communications, Inc.
8.38% due 03/01/39[3,4]	10,000	13,775
American Tower Corp.
7.25% due 05/15/19	8,000	9,194

Total Telecommunication Services		989,482

Consumer Discretionary - 1.0%
Sirius XM Radio, Inc.
8.75% due 04/01/15[3,4]	50,000	54,125
Comcast Corp.
5.70% due 05/15/18	40,000	46,229
Home Depot, Inc.
5.40% due 03/01/16	35,000	39,602
Omnicom Group, Inc.
4.45% due 08/15/20	35,000	35,310
Hyatt Hotels Corp.
3.88% due 08/15/16	35,000	34,886
Ford Motor Co.
7.45% due 07/16/31	25,000	28,222
British Sky Broadcasting Group plc
6.10% due 02/15/18[3,4]	25,000	27,658
MGM Resorts International
10.38% due 05/15/14	25,000	27,281
QVC, Inc.
7.50% due 10/01/19[3,4]	25,000	26,625
Ticketmaster Entertainment LLC
10.75% due 08/01/16	25,000	26,250
Neiman Marcus Group, Inc.
10.38% due 10/15/15	25,000	25,250
Caesars Entertainment Operating Company, Inc.
11.25% due 06/01/17	25,000	25,219
DineEquity, Inc.
9.50% due 10/30/18	25,000	24,812
Regal Entertainment Group
9.13% due 08/15/18	25,000	24,750
Time Warner Cable, Inc.
5.50% due 09/01/41	25,000	24,710
AMC Entertainment, Inc.
8.75% due 06/01/19	25,000	24,563
RadioShack Corp.
6.75% due 05/15/19[3,4]	25,000	23,375
Academy Ltd.
9.25% due 08/01/19[3,4]	25,000	23,250
inVentiv Health, Inc.
10.00% due 08/15/18[3,4]	25,000	22,000
NBCUniversal Media LLC
5.15% due 04/30/20	20,000	21,932
McClatchy Co.
11.50% due 02/15/17	25,000	21,687
O’Reilly Automotive, Inc.
4.88% due 01/14/21	20,000	20,734
Shea Homes, LP
8.63% due 05/15/19[3,4]	25,000	20,500
Macy’s Retail Holdings, Inc.
5.35% due 03/15/12	20,000	20,308
Claire’s Stores, Inc.
8.88% due 03/15/19	25,000	18,000
Grupo Televisa SAB
6.63% due 01/15/40	15,000	15,825

Total Consumer Discretionary		703,103

Materials - 1.1%
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	50,000	53,625

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Materials - 1.1% (continued)
Dow Chemical Co.
8.55% due 05/15/19	$30,000	$38,429
2.50% due 02/15/16	15,000	14,757
Celulosa Arauco y Constitucion S.A.
5.13% due 07/09/13	40,000	41,759
5.00% due 01/21/21	10,000	10,053
Barrick North America Finance LLC
5.70% due 05/30/41	40,000	43,004
Allegheny Technologies, Inc.
5.95% due 01/15/21	40,000	42,098
ArcelorMittal
3.75% due 08/05/15	45,000	42,017
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	35,000	36,000
Teck Resources Ltd.
10.25% due 05/15/16	15,000	17,634
9.75% due 05/15/14	10,000	11,852
CF Industries, Inc.
6.88% due 05/01/18	25,000	27,906
Ashland, Inc.
9.13% due 06/01/17	25,000	27,656
Lyondell Chemical Co.
8.00% due 11/01/17[3,4]	25,000	26,937
Solutia, Inc.
8.75% due 11/01/17	25,000	26,625
Ball Corp.
7.13% due 09/01/16	25,000	26,250
Georgia-Pacific LLC
7.13% due 01/15/17[3,4]	25,000	26,198
Steel Dynamics, Inc.
7.38% due 11/01/12	25,000	25,563
Cliffs Natural Resources, Inc.
4.88% due 04/01/21	25,000	24,165
Huntsman International LLC
8.63% due 03/15/21	25,000	23,937
JMC Steel Group
8.25% due 03/15/18[3,4]	25,000	23,500
Cascades, Inc.
7.88% due 01/15/20	25,000	23,500
FMG Resources August 2006 Pty Ltd.
7.00% due 11/01/15[3,4]	25,000	23,250
Ryerson Holding Corp.
15.58% due 02/01/15	50,000	21,500
Momentive Performance Materials, Inc.
11.50% due 12/01/16	25,000	21,000

Total Materials		699,215

Utilities - 1.0%
Tampa Electric Co.
6.15% due 05/15/37	40,000	49,620
FirstEnergy Corp.
7.38% due 11/15/31	35,000	43,167
Nevada Power Co.
7.13% due 03/15/19	25,000	31,213
5.45% due 05/15/41	10,000	11,728
Nisource Finance Corp.
5.95% due 06/15/41	25,000	27,084
6.25% due 12/15/40	10,000	11,305
Constellation Energy Group, Inc.
5.15% due 12/01/20	35,000	35,694
Black Hills Corp.
6.50% due 05/15/13	30,000	32,003
Allegheny Energy Supply Company LLC
6.75% due 10/15/39[3,4]	30,000	31,972
Massachusetts Electric Co.
5.90% due 11/15/39[3,4]	25,000	30,781
Consumers Energy Co.
6.00% due 02/15/14	25,000	27,344
Dolphin Subsidiary II, Inc.
7.25% due 10/15/21[3,4]	25,000	24,250
Calpine Corp.
7.50% due 02/15/21[3,4]	25,000	23,875
AES Corp.
7.38% due 07/01/21[3,4]	25,000	23,625
GenOn Energy, Inc.
9.50% due 10/15/18	25,000	23,500
Inergy, LP
6.88% due 08/01/21	25,000	22,750
DCP Midstream Operating, LP
3.25% due 10/01/15	20,000	20,076
Texas Competitive Electric Holdings Company LLC
11.50% due 10/01/20[3,4]	25,000	20,000
LG&E and KU Energy LLC
2.13% due 11/15/15	20,000	19,480
West Penn Power Co.
5.95% due 12/15/17[3,4]	15,000	17,671
Exelon Generation Company LLC
6.25% due 10/01/39	15,000	17,432
Northern States Power Co.
5.35% due 11/01/39	14,000	16,902
Westar Energy, Inc.
5.10% due 07/15/20	15,000	16,826
Public Service Company of Oklahoma
5.15% due 12/01/19	15,000	16,654
PPL WEM Holdings plc
3.90% due 05/01/16[3,4]	15,000	15,724
CenterPoint Energy Resources Corp.
5.85% due 01/15/41	10,000	10,891
AGL Capital Corp.
5.25% due 08/15/19	5,000	5,630

Total Utilities		627,197

Industrials - 0.9%
International Lease Finance Corp.
8.25% due 12/15/20	50,000	49,000
6.63% due 11/15/13	25,000	24,250
Delta Air Lines, Inc.
11.75% due 03/15/15[3,4]	25,000	26,562
7.75% due 12/17/19	9,348	9,816

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Industrials - 0.9% (continued)
GATX Corp.
4.85% due 06/01/21	$20,000	$20,264
3.50% due 07/15/16	15,000	14,935
Valmont Industries, Inc.
6.63% due 04/20/20	30,000	34,876
Republic Services, Inc.
5.70% due 05/15/41	30,000	33,984
Case New Holland, Inc.
7.75% due 09/01/13	25,000	26,062
Spirit Aerosystems, Inc.
7.50% due 10/01/17	25,000	25,875
L-3 Communications Corp.
4.75% due 07/15/20	25,000	25,873
Union Pacific Corp.
4.75% due 09/15/41	25,000	25,680
TransDigm, Inc.
7.75% due 12/15/18	25,000	25,437
Kratos Defense & Security Solutions, Inc.
10.00% due 06/01/17	25,000	24,875
ARAMARK Holdings Corp.
8.63% due 05/01/16[3,4]	25,000	24,625
Florida East Coast Railway Corp.
8.13% due 02/01/17	25,000	24,250
Building Materials Corporation of America
6.75% due 05/01/21[3,4]	25,000	23,750
Roper Industries, Inc.
6.25% due 09/01/19	20,000	23,651
Southwest Airlines Co.
5.13% due 03/01/17	20,000	21,437
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/19[3,4]	20,000	21,227
Ply Gem Industries, Inc.
8.25% due 02/15/18	25,000	20,375
Nortek, Inc.
8.50% due 04/15/21[3,4]	25,000	20,125
Verisk Analytics, Inc.
5.80% due 05/01/21	15,000	16,840
Continental Airlines, Inc.
7.25% due 11/10/19	9,519	9,900
Continental Airlines 2010-1 Class A Pass Through Trust
4.75% due 01/12/21	10,000	9,600
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95% due 05/23/19	9,857	9,557
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30% due 04/15/19	5,000	4,900

Total Industrials		597,726

Health Care - 0.6%
Express Scripts, Inc.
3.13% due 05/15/16	25,000	25,243
6.25% due 06/15/14	10,000	11,007
Cardinal Health, Inc.
4.63% due 12/15/20	25,000	27,136
Biomet, Inc.
11.63% due 10/15/17	25,000	25,937
Bausch & Lomb, Inc.
9.88% due 11/01/15	25,000	25,062
Giant Funding Corp.
8.25% due 02/01/18[3,4]	25,000	25,000
CHS
8.88% due 07/15/15	25,000	24,562
DaVita, Inc.
6.38% due 11/01/18	25,000	24,000
HCA, Inc.
7.50% due 02/15/22	25,000	23,062
Vanguard Health Holdings Company, II LLC
8.00% due 02/01/18	25,000	22,938
Tenet Healthcare Corp.
8.00% due 08/01/20	25,000	22,688
Vanguard Health Holding Co. II LLC
7.75% due 02/01/19	25,000	22,281
UnitedHealth Group, Inc.
4.70% due 02/15/21	10,000	11,036
3.88% due 10/15/20	10,000	10,559
Accellent, Inc.
10.00% due 11/01/17	25,000	21,313
Life Technologies Corp.
4.40% due 03/01/15	20,000	20,967
Kindred Healthcare, Inc.
8.25% due 06/01/19[3,4]	25,000	19,094
Agilent Technologies, Inc.
5.00% due 07/15/20	10,000	10,789
Medco Health Solutions, Inc.
2.75% due 09/15/15	10,000	10,057
WellPoint, Inc.
4.35% due 08/15/20	5,000	5,291

Total Health Care		388,022

Information Technology - 0.6%
Xerox Corp.
6.75% due 02/01/17	100,000	114,772
6.35% due 05/15/18	10,000	11,366
First Data Corp.
12.63% due 01/15/21[3,4]	50,000	37,000
11.25% due 03/31/16	25,000	16,875
CDW LLC
8.00% due 12/15/18[3,4]	25,000	24,500
12.54% due 10/12/17	25,000	23,875
Hewlett-Packard Co.
3.00% due 09/15/16	30,000	30,250
Equinix, Inc.
7.00% due 07/15/21	25,000	24,906
Seagate Technology HDD Holdings
6.80% due 10/01/16	25,000	24,875
iGate Corp.
9.00% due 05/01/16[3,4]	25,000	23,250
MEMC Electronic Materials, Inc.
7.75% due 04/01/19[3,4]	25,000	21,375
Fiserv, Inc.
3.13% due 06/15/16	10,000	10,121

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 13.0% (continued)
Information Technology - 0.6% (continued)
Broadcom Corp.
2.38% due 11/01/15[3,4]	$10,000	$10,088

Total Information Technology		373,253

Consumer Staples - 0.4%
Altria Group, Inc.
4.75% due 05/05/21	45,000	46,547
4.13% due 09/11/15	20,000	21,405
9.25% due 08/06/19	5,000	6,554
Reynolds American, Inc.
7.25% due 06/01/13	30,000	32,730
Rite Aid Corp.
10.25% due 10/15/19	25,000	26,063
Reynolds Group Issuer, Inc.
7.13% due 04/15/19[3,4]	25,000	23,250
Bunge North America Finance, LP
5.90% due 04/01/17	20,000	21,848
Del Monte Foods Co.
7.63% due 02/15/19[3,4]	25,000	21,125
Wesfarmers Ltd.
2.98% due 05/18/16[3,4]	20,000	20,246
Bunge Ltd. Finance Corp.
4.10% due 03/15/16	10,000	10,271

Total Consumer Staples		230,039

Total Corporate Bonds (Cost $8,382,627)		8,476,266

MORTGAGE BACKED SECURITIES†† - 12.4%
Fannie Mae[5]
#AH8935, 4.50% due 04/01/41	329,947	350,493
#AE7966, 4.50% due 12/01/40	289,775	308,988
#889829, 5.00% due 07/01/35	215,974	234,935
#725946, 5.50% due 11/01/34	196,733	214,913
#808951, 6.00% due 01/01/35	156,398	172,634
#AI3115, 4.50% due 07/01/41	159,337	169,254
#725704, 6.00% due 08/01/34	141,036	156,559
#AE1761, 4.00% due 09/01/40	148,798	156,159
#933890, 5.00% due 04/01/23	103,283	111,104
#AD6061, 5.00% due 07/01/40	98,106	105,707
#888884, 5.50% due 12/01/35	95,132	105,260
#AA0774, 4.50% due 04/01/24	96,682	102,961
#888268, 6.00% due 03/01/37	79,578	87,705
#AD1886, 4.50% due 02/01/41	81,240	86,296
#AH1059, 4.00% due 12/01/25	81,569	86,140
#932633, 4.50% due 03/01/40	77,817	83,244
#AD6374, 5.00% due 05/01/40	76,786	82,735
#745554, 6.50% due 03/01/36	71,916	80,699
#AE0678, 5.00% due 10/01/34	70,283	75,992
#833174, 5.16% due 09/01/35[1]	70,123	74,507
#938883, 5.00% due 06/01/37	66,407	71,562
#AD6437, 5.00% due 06/01/40	58,025	63,119
#AE0392, 5.50% due 12/01/39	57,648	62,727
#AE0098, 5.50% due 02/01/38	53,569	58,546
#AE4680, 4.00% due 11/01/40	50,105	52,584
#AE6135, 4.00% due 10/01/25	49,130	51,883
#545759, 6.50% due 07/01/32	46,822	51,633
#889543, 5.50% due 08/01/37	47,201	51,430
#804395, 5.50% due 12/01/34	45,260	49,824
#AE3385, 4.50% due 11/01/40	45,048	47,852
#AD5995, 5.00% due 06/01/40	44,173	47,595
#AH0798, 4.00% due 12/01/25	42,733	45,128
#AI6621, 4.50% due 08/01/41	42,252	44,881
#AH3526, 4.50% due 02/01/41	39,176	41,615
#842123, 5.50% due 10/01/35	37,239	40,656
#983288, 6.00% due 05/01/38	35,778	39,268
#190379, 5.50% due 05/01/37	34,106	37,109
#AE7537, 5.00% due 10/01/40	33,955	36,586
#AB1424, 5.00% due 09/01/40	29,076	31,328
#AA9346, 4.50% due 08/01/39	28,943	30,961
#AD7156, 4.50% due 07/01/25	29,038	30,960
#AH0943, 4.00% due 12/01/40	29,039	30,567
#745412, 5.50% due 12/01/35	27,454	29,991
#AE0549, 5.50% due 05/01/40	26,663	29,057
#964926, 6.00% due 08/01/38	26,152	28,704
#745944, 5.00% due 12/01/33	26,120	28,242
#AD0767, 5.00% due 07/01/37	25,821	27,918
#995564, 5.00% due 12/01/19	25,088	27,145
#900362, 6.00% due 09/01/36	23,701	26,102
#AE1592, 5.50% due 09/01/40	23,571	25,602
#AI7398, 4.00% due 07/01/26	23,766	25,097
#555417, 6.00% due 05/01/33	22,500	24,991
#AE4834, 5.00% due 10/01/40	22,578	24,327
#893353, 6.00% due 09/01/36	21,583	24,013
#790788, 6.00% due 09/01/34	21,018	23,384
#745216, 2.56% due 11/01/35[1]	21,927	23,067
#791574, 6.00% due 08/01/34	19,092	21,241
#896329, 6.50% due 09/01/36	18,820	20,989
#725231, 5.00% due 02/01/34	19,255	20,811
#AB1479, 5.00% due 09/01/40	19,262	20,754
#725238, 5.00% due 03/01/34	19,112	20,656
#AE9739, 4.00% due 12/01/40	19,235	20,247
#255459, 6.00% due 11/01/34	17,660	19,565
#AE0105, 5.50% due 02/01/38	17,711	19,357
#790237, 6.00% due 08/01/34	17,114	19,041
#790629, 6.00% due 09/01/34	17,085	19,008
#735502, 6.00% due 04/01/35	16,683	18,483
#796104, 5.50% due 10/01/34	16,784	18,476
#AE7996, 4.50% due 11/01/40	17,295	18,372
#AE4438, 4.00% due 10/01/40	17,313	18,223
#905196, 5.88% due 12/01/36[1]	16,484	17,387
#745418, 5.50% due 04/01/36	14,795	16,153
#AB1461, 4.00% due 09/01/40	15,286	16,090
#AD7406, 5.00% due 07/01/40	13,804	14,874
#888010, 5.98% due 09/01/36[1]	13,539	14,628
#AB1963, 4.00% due 12/01/40	13,526	14,237
#254793, 5.00% due 07/01/33	12,587	13,604
#AE7909, 4.50% due 11/01/40	12,498	13,276
FNR 2006-35 GK, 6.00% due 08/25/32	11,782	12,038
#254550, 6.50% due 12/01/32	10,136	11,405
#AE8031, 4.50% due 11/01/40	9,859	10,473
#AE8655, 4.50% due 11/01/40	8,648	9,186
#AE3480, 4.50% due 11/01/40	8,629	9,166

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 12.4% (continued)
#745946, 5.50% due 11/01/36	$7,826	$8,528
#357280, 6.50% due 05/01/17	7,704	8,463
#1B3203, 6.02% due 01/01/37[1]	7,913	8,454
#AE8081, 4.50% due 12/01/40	7,453	7,917
#650075, 6.50% due 07/01/32	6,934	7,803
#790217, 6.00% due 08/01/34	6,950	7,732
#AE8283, 4.00% due 11/01/40	6,742	7,096
#AE4889, 4.00% due 10/01/40	6,683	7,014
#357748, 5.50% due 04/01/35	6,308	6,887
#725098, 5.50% due 12/01/18	6,287	6,837
#789885, 5.50% due 07/01/19	6,065	6,596
#923129, 5.50% due 08/01/34	5,848	6,388
#995023, 5.50% due 08/01/37	4,974	5,430
#725528, 5.50% due 04/01/19	4,516	4,911
#848522, 5.46% due 12/01/35[1]	4,446	4,751
#981614, 5.00% due 06/01/23	3,331	3,584
#889565, 5.50% due 08/01/37	2,332	2,547
#254234, 5.50% due 03/01/17	1,607	1,743
#254140, 5.50% due 01/01/17	1,516	1,645
#555345, 5.50% due 02/01/18	1,506	1,634
#625931, 5.50% due 01/01/17	1,174	1,274
FNS 319 2, 6.50% due 02/01/32[6]	5,257	1,034

Total Fannie Mae		4,797,747

Freddie Mac[5]
#G04814, 5.50% due 10/01/38	241,123	261,708
#G05958, 5.00% due 08/01/40	192,076	206,454
#G01805, 4.50% due 04/01/35	147,031	156,930
#A93748, 4.00% due 09/01/40	97,343	102,047
#A21263, 4.50% due 04/01/34	85,468	91,042
#G05955, 5.00% due 08/01/40	78,373	84,240
#A91160, 4.50% due 02/01/40	78,092	83,277
#A97059, 4.00% due 02/01/41	71,857	75,308
#G03156, 5.50% due 08/01/37	65,855	71,477
#A91703, 4.50% due 04/01/40	47,790	50,627
#A93101, 5.00% due 07/01/40	38,035	40,883
#A94605, 4.00% due 10/01/40	37,921	39,754
#J03640, 6.00% due 10/01/21	32,966	36,084
#J02272, 5.50% due 07/01/20	31,652	34,490
#A90052, 4.50% due 12/01/39	31,092	33,156
#J15840, 4.00% due 06/01/26	27,419	28,890
#1G1353, 5.92% due 12/01/36[1]	25,465	27,531
#D86309, 5.00% due 11/01/33	17,981	19,388
#A15907, 5.00% due 11/01/33	15,976	17,227
#A12118, 5.00% due 08/01/33	15,069	16,249
#J03672, 6.00% due 11/01/21	13,564	14,847
#J03203, 6.00% due 08/01/21	13,196	14,370
#1G1762, 4.99% due 11/01/35[1]	12,992	13,846
#A15852, 5.00% due 11/01/33	12,738	13,735
#C03531, 4.00% due 10/01/40	10,366	10,866
#E99966, 5.00% due 10/01/18	9,557	10,335
#A91947, 5.00% due 04/01/40	7,321	7,869
#J03254, 6.00% due 08/01/21	5,329	5,813
#1G0661, 5.42% due 01/01/36[1]	5,170	5,535
#G08421, 4.00% due 10/01/40	3,888	4,076
#A94184, 4.00% due 10/01/40	2,880	3,019
#E01341, 5.50% due 03/01/18	2,716	2,931
#B10343, 5.00% due 11/01/18	2,352	2,543
#A94251, 4.00% due 10/01/40	1,966	2,061
#A94381, 4.00% due 10/01/40	1,907	1,999
#E99933, 5.00% due 10/01/18	1,792	1,937
#A94185, 4.00% due 10/01/40	1,673	1,753
#C68205, 7.00% due 06/01/32	1,294	1,497
#A94576, 4.00% due 10/01/40	984	1,032
#A94617, 4.00% due 10/01/40	973	1,020
#A94250, 4.00% due 10/01/40	960	1,007
#1B0527, 2.94% due 09/01/32[1]	756	770

Total Freddie Mac		1,599,623

Ginnie Mae
G2 4854, 4.50% due 11/20/40	156,574	169,985
G2 4748, 5.50% due 07/20/40	151,006	167,350
#605561, 5.50% due 11/15/34	22,671	25,180
G2 3517, 6.00% due 02/20/34	15,508	17,376
G2 3530, 5.50% due 03/20/34	11,874	13,234
G2 3529, 5.00% due 03/20/34	7,084	7,835
G2 3295, 5.50% due 10/20/32	4,993	5,568
G2 3490, 6.50% due 12/20/33	4,417	5,084
#781312, 7.00% due 12/15/13	2,458	2,533
G2 2102, 8.00% due 10/20/25	485	571

Total Ginnie Mae		414,716

JP Morgan Chase Commercial Mortgage Securities Corp.
5.55% due 05/12/45	110,000	117,561
2006-CB15, 5.81% due 05/12/16[1]	65,000	69,282
2004-LDP4, 4.82% due 10/15/42[1]	53,846	55,792

Total JP Morgan Chase Commercial Mortgage Securities Corp.		242,635

Commercial Mortgage Loan Trust
2008-LS1, 6.21% due 03/10/17[1]	175,000	179,312
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% due 01/15/39	171,142	173,335
Bear Stearns Commercial Mortgage Securities
2006-PW13, 5.54% due 09/11/41	61,000	66,945
5.69% due 06/11/50[1]	45,000	47,881
2005-PWR9, 4.87% due 09/11/42	43,000	46,227

Total Bear Stearns Commercial Mortgage Securities		161,053

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 12.4% (continued)
Citigroup
2005-CD1, 5.40% due 07/15/44[1]	$145,906	$153,456
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-3, 4.50% due 07/10/43	97,028	96,926
Merrill Lynch Mortgage Trust
6.02% due 06/12/50[1]	70,000	74,214
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47% due 09/15/39	50,000	51,427
American Tower Trust
2007-1A, 5.96% due 04/15/37[3,4]	45,000	48,087
Bank of America Mortgage Securities, Inc.
2005-J, 5.23% due 11/25/35[1]	19,504	17,173
2004-A, 2.86% due 02/25/34[1]	15,193	12,558
2004-H, 3.17% due 09/25/34[1]	9,661	8,530
2004-I, 4.81% due 10/25/34[1]	5,106	4,683
2004-D, 2.88% due 05/25/34[1]	1,575	1,389

Total Bank of America Mortgage Securities, Inc.		44,333

JP Morgan Mortgage Trust
2.81% due 07/25/35[1]	40,789	36,402
Merrill Lynch Mortgage Investors Trust
0.73% due 09/25/35[1]	14,745	13,379
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% due 04/15/34	9,634	9,620
WaMu Mortgage Pass Trough Certificates
4.95% due 09/25/35[1]	9,590	8,351

Total Mortgage Backed Securities (Cost $7,779,337)		8,104,616

U.S. GOVERNMENT SECURITIES† - 4.7%
U.S. Treasury Notes
2.63% due 04/30/16	875,000	944,590
1.75% due 08/15/12	595,000	603,088
2.13% due 08/15/21	405,000	412,152
2.63% due 07/31/14	325,000	345,135
2.25% due 05/31/14	105,000	110,119
2.63% due 08/15/20	20,000	21,420

Total U.S. Treasury Notes		2,436,504

U.S. Treasury Bonds
4.63% due 02/15/40	480,000	641,400

Total U.S. Government Securities (Cost $2,950,523)		3,077,904

MUNICIPAL BONDS†† - 1.3%
California - 0.3%
East Bay Municipal Utility District Revenue Bonds
5.87% due 06/01/40	40,000	49,473
Bay Area Toll Authority Revenue Bonds
6.26% due 04/01/49	25,000	32,534
Los Angeles Department of Airports Revenue Bonds
7.05% due 05/15/40	20,000	24,138
District of Columbia Revenue Bonds
5.25% due 12/01/34	20,000	22,016
Tompkins County Industrial Development Agency Revenue Bonds
5.00% due 07/01/37	20,000	21,707
Regional Transportation District Revenue Bonds
5.00% due 11/01/38	20,000	21,683
San Diego County Water Authority Revenue Bonds
6.14% due 05/01/49	15,000	18,764

Total California		190,315

Illinois - 0.2%
Metropolitan Water Reclamation District of Greater Chicago General Obligation Limited
5.72% due 12/01/38	40,000	48,614
Chicago Transit Authority Revenue Bonds
6.90% due 12/01/40	30,000	35,994
City of Chicago Illinois O’Hare International Airport Revenue Revenue Bonds
6.40% due 01/01/40	20,000	23,974

Total Illinois		108,582

New York - 0.2%
New York City Transitional Finance Authority Revenue Bonds
5.51% due 08/01/37	45,000	53,066
Housing Development Corp. Revenue Bonds
6.42% due 11/01/27	25,000	27,097
Metropolitan Transportation Authority Revenue Bonds
7.34% due 11/15/39	10,000	14,065
City of New York New York General Obligation Unlimited
5.85% due 06/01/40	10,000	12,200

Total New York		106,428

Virginia - 0.1%
University of Virginia Revenue Bonds
5.00% due 09/01/40	45,000	53,315
Virginia Public Building Authority Revenue Bonds
5.90% due 08/01/30	35,000	41,814

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
MUNICIPAL BONDS†† - 1.3% (continued)
Virginia - 0.1% (continued)
Virginia Commonwealth Transportation Board Revenue Bonds
5.35% due 05/15/35	$5,000	$5,713

Total Virginia		100,842

Maryland - 0.1%
Maryland State Transportation Authority Revenue Bonds
5.75% due 07/01/41	40,000	48,598
5.89% due 07/01/43	20,000	24,690

Total Maryland		73,288

Florida - 0.1%
State of Florida Revenue Bonds
5.00% due 07/01/20	50,000	58,600

Utah - 0.1%
Utah Transit Authority Revenue Bonds
5.94% due 06/15/39	40,000	52,246

Canada - 0.1%
Province of Ontario Canada
1.60% due 09/21/16	50,000	49,886

Kansas - 0.1%
Kansas Development Finance Authority Revenue Bonds
5.50% due 05/01/34	30,000	32,959

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89% due 06/01/27	15,000	17,617

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59% due 12/01/34	10,000	12,081

Texas - 0.0%
Texas Transportation Commission Revenue Bonds
5.18% due 04/01/30	10,000	11,800

Total Municipal Bonds
(Cost $718,086)		814,644

ASSET BACKED SECURITIES†† - 1.1%
GE Capital Credit Card Master Note Trust
3.69% due 07/15/15	114,000	116,699
GE Equipment Midticket LLC
1.47% due 07/14/15[3,4]	100,000	100,996
CNH Wholesale Master Note Trust
1.90% due 07/15/15[1,3,4]	100,000	100,955
World Financial Network Credit Card Master Trust
4.66% due 05/15/17	55,000	58,209
3.96% due 04/15/19	30,000	32,307

Total World Financial Network Credit Card Master Trust		90,516

Ally Auto Receivables Trust
4.06% due 05/16/16[3,4]	60,000	62,963
Navistar Financial Corporation Owner Trust
4.17% due 10/20/14[3,4]	50,000	51,263
WF-RBS Commercial Mortgage Trust
5.17% due 02/15/44[1,3,4]	50,000	47,950
Marriott Vacation Club Owner Trust
5.74% due 04/20/28[3,4]	26,398	27,362
5.36% due 10/20/28[3,4]	7,605	7,756

Total Marriott Vacation Club Owner Trust		35,118

AmeriCredit Automobile Receivables Trust
2.73% due 03/09/15	34,000	34,660
CarMax Auto Owner Trust
5.18% due 12/15/16	25,000	26,876
Ginnie Mae
4.50% due 12/20/39[6]	102,484	16,339
Countrywide Asset-Backed Certificates
1.84% due 01/25/34[1]	19,570	12,441
Chase Funding Mortgage Loan Asset-Backed Certificates
5.60% due 09/25/31	5,846	4,005

Total Asset Backed Securities (Cost $694,690)		700,781

FOREIGN GOVERNMENT BONDS†† - 0.3%
South Africa Government International Bond
6.50% due 06/02/14	65,000	71,988
Mexico Government International Bond
6.38% due 01/16/13	45,000	47,587
Brazilian Government International Bond
11.00% due 08/17/40	35,000	46,288
Peruvian Government International Bond
7.13% due 03/30/19	20,000	24,150
Poland Government International Bond
3.88% due 07/16/15	20,000	20,270

Total Foreign Government Bonds (Cost $194,690)		210,283

Total Investments - 99.7% (Cost $64,373,899)		$65,039,843

Cash & Other Assets, Less Liabilities - 0.3%		180,175

Total Net Assets - 100.0%		$65,220,018

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[2]	Perpetual maturity.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,111,082 (cost $2,168,487), or 3.2% of total net assets.

[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[6]	Security is an interest-only strip. Rate indicated is effective yield at September 30, 2011.

ADR	American Depositary Receipt

plc	Public Limited Company

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 19.4%
Aon Corp.	63,300	$2,657,334
Berkshire Hathaway, Inc. — Class B	35,900	2,550,336
Wells Fargo & Co.	102,633	2,475,508
U.S. Bancorp	82,317	1,937,742
JPMorgan Chase & Co.	56,000	1,686,720
Hanover Insurance Group, Inc.	44,320	1,573,360
American Financial Group, Inc.	47,800	1,485,146
Allstate Corp.	61,650	1,460,489
WR Berkley Corp.	49,000	1,454,810
BB&T Corp.	68,200	1,454,706
Bank of New York Mellon Corp.	62,500	1,161,875
State Street Corp.	27,100	871,536
Alleghany Corp.	2,513	725,001
Reinsurance Group of America, Inc. — Class A	14,869	683,231
Transatlantic Holdings, Inc.	9,000	436,680
Employers Holdings, Inc.	33,000	421,080
RenaissanceRe Holdings Ltd.	6,450	411,510
Ocwen Financial Corp.*	21,510	284,147
Associated Banc-Corp.	27,846	258,968
Endurance Specialty Holdings Ltd.	6,530	222,999
Old National Bancorp	19,545	182,159
First Marblehead Corp.	153,005	156,065

Total Financials		24,551,402

Industrials - 16.5%
Equifax, Inc.	153,600	4,721,664
Republic Services, Inc. — Class A	77,100	2,163,426
United Technologies Corp.	25,800	1,815,288
Quanta Services, Inc.*	73,000	1,371,670
URS Corp. ADR*	45,400	1,346,564
Covanta Holding Corp.	67,000	1,017,730
GeoEye, Inc.*	33,900	961,065
Parker Hannifin Corp.	14,000	883,820
FedEx Corp.	12,600	852,768
General Cable Corp.*	28,000	653,800
FTI Consulting, Inc.	17,740	653,009
Orbital Sciences Corp.	48,821	624,909
Trex Company, Inc.	34,800	557,844
Navigant Consulting, Inc.*	58,500	542,295
USG Corp.	79,100	532,343
Insituform Technologies, Inc. — Class A*	37,300	431,934
Saia, Inc.	39,000	410,280
Force Protection, Inc.*	103,589	398,818
Atlas Air Worldwide Holdings, Inc.*	7,928	263,923
DryShips, Inc.	102,700	240,318
ICF International, Inc.*	11,100	208,791
Babcock & Wilcox Co.*	8,425	164,709
United Stationers, Inc.	4,990	135,977

Total Industrials		20,952,945

Energy - 14.9%
Chevron Corp.[1]	35,100	3,247,452
ConocoPhillips	45,900	2,906,388
Williams Companies, Inc.	106,200	2,584,908
McDermott International, Inc.	210,000	2,259,600
Apache Corp.	19,300	1,548,632
Halliburton Co.	46,300	1,413,076
Chesapeake Energy Corp.	42,000	1,073,100
Gulfport Energy Corp.*	31,900	771,342
Plains Exploration & Production Co.	26,960	612,262
Exxon Mobil Corp.	8,400	610,092
SandRidge Energy, Inc.	87,511	486,561
Arch Coal, Inc.	28,500	415,530
Resolute Energy Corp.	33,700	382,832
Goodrich Petroleum Corp.*	32,356	382,448
USEC, Inc.	94,070	151,453
Ocean Rig UDW, Inc.	746	11,305

Total Energy		18,856,981

Information Technology - 14.0%
TE Connectivity Ltd.	115,600	3,252,984
Western Union Co.	210,500	3,218,545
Computer Sciences Corp.	106,600	2,862,210
IXYS Corp.*	176,300	1,918,144
Cisco Systems, Inc.	106,700	1,652,783
Hewlett-Packard Co.	63,352	1,422,252
Maxwell Technologies, Inc.	68,700	1,264,767
Cree, Inc.	22,700	589,746
Symmetricom, Inc.*	129,300	561,162
Power-One, Inc.	111,315	500,918
Satyam Computer Services Ltd. ADR	161,129	439,882

Total Information Technology		17,683,393

Consumer Discretionary - 10.7%
Lowe’s Companies, Inc.	188,000	3,635,920
Time Warner, Inc.	98,466	2,951,026
Cabela’s, Inc.*	79,237	1,623,566
Chico’s FAS, Inc.[1]	70,000	800,100
Penn National Gaming, Inc.	23,500	782,315
Best Buy Company, Inc.	32,300	752,590
Maidenform Brands, Inc.	24,850	581,739
Apollo Group, Inc. — Class A	13,290	526,417
Scholastic Corp.	14,500	406,435
Jack in the Box, Inc.	20,000	398,400
Hanesbrands, Inc.	15,120	378,151
Brown Shoe Company, Inc.	52,392	373,031
DeVry, Inc.	7,270	268,699
Fred’s, Inc. — Class A	12,550	133,783

Total Consumer Discretionary		13,612,172

Consumer Staples - 7.5%
CVS Caremark Corp.	78,600	2,639,388
Wal-Mart Stores, Inc.	36,600	1,899,540
Kraft Foods, Inc. — Class A	53,700	1,803,246
Bunge Ltd.[1]	19,600	1,142,484
JM Smucker Co.	9,630	701,931
Hormel Foods Corp.	25,310	683,876
Ralcorp Holdings, Inc.	8,052	617,669

Total Consumer Staples		9,488,134

Health Care - 7.2%
Covidien plc	49,500	2,182,950
Aetna, Inc.	39,900	1,450,365
Hospira, Inc.*	31,900	1,180,300
Mednax, Inc.*	17,500	1,096,200
UnitedHealth Group, Inc.	19,000	876,280
Forest Laboratories, Inc.*	24,550	755,895

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 7.2% (continued)
Hologic, Inc.	24,443	$371,778
Medco Health Solutions, Inc.	7,200	337,608
Universal Health Services, Inc. — Class B	9,340	317,560
Community Health Systems, Inc.	19,030	316,659
Kindred Healthcare, Inc.	29,594	255,100

Total Health Care		9,140,695

Materials - 4.9%
Bemis Company, Inc.	58,700	1,720,497
Dow Chemical Co.	72,700	1,632,842
Sonoco Products Co.	29,900	844,077
Louisiana-Pacific Corp.	164,000	836,400
Owens-Illinois, Inc.	47,630	720,165
HB Fuller Co.	17,108	311,708
Zoltek Companies, Inc.*	30,900	198,687

Total Materials		6,264,376

Utilities - 3.6%
Edison International	74,400	2,845,800
Black Hills Corp.	22,000	674,080
Great Plains Energy, Inc.	23,922	461,694
Allete, Inc.	8,000	293,040
MDU Resources Group, Inc.	13,819	265,187

Total Utilities		4,539,801

Telecommunication Services - 0.9%
Windstream Corp.	93,500	1,090,210

Total Common Stocks (Cost $142,221,999)		126,180,109

Total Long Investments - 99.6% (Cost $142,221,999)		$126,180,109

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $15.00	134	(3,350)
Bunge Ltd. Expiring January 2012 with strike price of $62.50	105	(34,650)

Total Call Options		(38,000)

Put Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $12.50	161	(33,810)
Northern Trust Corp. Expiring January 2012 with strike price of $35.00	188	(63,732)
Bunge Ltd. Expiring January 2012 with strike price of $60.00	110	(70,400)

Total Put Options		(167,942)

Total Options Written (Premiums received $206,988)		(205,942)

Total Securities Sold Short- (0.1)% (Proceeds $206,988)		$(205,942)

Cash & Other Assets, Less Liabilities - 0.5%		670,289

Total Net Assets - 100.0%		$126,644,456

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at September 30, 2011.
ADR    American Depositary Receipt
plc       Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 1.0%
Energy - 0.6%
Stallion Oilfield Holdings Ltd.*,†††,1,2	19,265	$481,625
SemGroup Corp. — Class A*	4,398	87,784

Total Energy		569,409

Financials - 0.4%
CIT Group, Inc.*	7,613	231,207
Capitol Federal Financial, Inc.	10,000	105,600
Bimini Capital Management, Inc. — Class A	10,740	6,498
Leucadia National Corp.	247	5,602
Fannie Mae*	12,727	3,054

Total Financials		351,961

Consumer Discretionary - 0.0%
Adelphia Recovery Trust	5,270	198
Industrials - 0.0%
Delta Air Lines, Inc.*	1	7

Health Care - 0.0%
MEDIQ, Inc.*,†††,1	92	1

Total Common Stocks (Cost $1,612,425)		921,576

PREFERRED STOCKS - 0.8%
Citigroup Capital XIII
7.88% due 10/30/40†,3	25,000	660,250
Freddie Mac[4]
8.38% due 12/31/12 *,†	28,000	56,000
Fannie Mae [4]
8.25% *,†	28,000	53,200
U.S. Shipping Corp. *,†††,1	24,529	12,264

Total Preferred Stocks (Cost $2,660,500)		781,714

WARRANTS- 0.0%
SemGroup Corp.
$0.00, 11/30/14*†	4,630	18,983
Reader’s Digest Association, Inc.*†††,1	478	60

Total Warrants (Cost $23,150)		19,043

	Face
	Amount	Value
CORPORATE BONDS†† - 87.6%
Financials - 17.2%
Nelnet, Inc. 3.74% due 09/29/36[3]	$4,250,000	3,612,500
Nuveen Investments, Inc. 10.50% due 11/15/15[2]	2,350,000	2,167,875
10.50% due 11/15/15[2,5]	250,000	228,125

Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,459,728
6.75% due 12/01/14	650,000	630,088
Forest City Enterprises, Inc. 7.63% due 06/01/15	1,750,000	1,680,000
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,000,000	1,050,000
8.13% due 01/15/20	400,000	453,781
CNL Lifestyle Properties, Inc. 7.25% due 04/15/19	1,700,000	1,462,000
Rabobank Capital Funding Trust II 5.26% due 12/31/49[2,3,5,6]	1,400,000	1,316,150
Pinnacle Foods Finance LLC
9.25% due 04/01/15	500,000	496,250
8.25% due 09/01/17	500,000	487,500
NCO Group, Inc. 11.88% due 11/15/14	1,000,000	910,000
Progress Capital Trust I 10.50% due 06/01/27	700,000	722,824
Aviv Healthcare Properties, LP 7.75% due 02/15/19	250,000	235,625
USI Holdings Corp. 9.75% due 05/15/15[2,5]	100,000	90,000
FCB Capital Trust I 8.05% due 03/01/28	75,000	79,550

Total Financials		17,081,996

Consumer Discretionary - 14.0%
Penske Automotive Group, Inc. 7.75% due 12/15/16	2,500,000	2,475,000
Pinnacle Entertainment, Inc. 7.50% due 06/15/15	1,930,000	1,857,625
Snoqualmie Entertainment Authority 9.13% due 02/01/15[2,5]	1,500,000	1,443,750
Easton-Bell Sports, Inc. 9.75% due 12/01/16	1,125,000	1,175,625
AMC Entertainment, Inc. 8.00% due 03/01/14	1,000,000	965,000
Dave & Buster’s, Inc. 11.00% due 06/01/18	900,000	893,250
Mohegan Tribal Gaming Authority 7.13% due 08/15/14	1,750,000	875,000
Travelport LLC 9.88% due 09/01/14	1,325,000	867,875
MGM Resorts International 7.63% due 01/15/17	1,000,000	857,500
Hanesbrands, Inc. 8.00% due 12/15/16	750,000	793,125
CKE Restaurants, Inc. 11.38% due 07/15/18	750,000	780,000
Exide Technologies 8.63% due 02/01/18	500,000	465,000
Fisher Communications, Inc. 8.63% due 09/15/14	183,000	182,543
Baker & Taylor, Inc. 11.50% due 07/01/13[2,5]	150,000	113,250
Metaldyne Corp. 11.00% due 06/15/12†††,1,7	1,000,000	—

Total Consumer Discretionary		13,744,543

Industrials - 13.3%
GeoEye, Inc. 8.63% due 10/01/16	3,000,000	3,030,000
Air Canada 12.00% due 02/01/16[2,5]	2,650,000	2,477,750

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 87.6% (continued)
Industrials — 13.3% (continued)
UAL 2009-2B Pass Through Trust 12.00% due 01/15/16[2,5]	$2,134,681	$2,262,762
International Lease Finance Corp. 8.75% due 03/15/17	2,000,000	2,010,000
ARAMARK Holdings Corp. 8.63% due 05/01/16[2,5]	1,000,000	985,000
Alion Science and Technology Corp. 10.25% due 02/01/15	1,500,000	915,000
Huntington Ingalls Industries, Inc. 7.13% due 03/15/21[2,5]	750,000	695,625
Kansas City Southern Railway 13.00% due 12/15/13	500,000	572,500
Triumph Group, Inc. 8.00% due 11/15/17	100,000	104,250

Total Industrials		13,052,887

Health Care - 12.2%
Catalent Pharma Solutions, Inc. 9.50% due 04/15/15	2,805,984	2,560,460
IASIS Healthcare LLC 8.38% due 05/15/19[2,5]	2,250,000	1,822,500
Vanguard Health Holding Co. II LLC 7.75% due 02/01/19	2,000,000	1,782,500
Tenet Healthcare Corp. 8.88% due 07/01/19	1,000,000	1,057,500
CHS 8.88% due 07/15/15	1,000,000	982,500
HealthSouth Corp. 8.13% due 02/15/20	1,000,000	937,500
STHI Holding Corp. 8.00% due 03/15/18[2,5]	950,000	916,750
Apria Healthcare Group, Inc. 11.25% due 11/01/14	600,000	576,000
Fresenius Medical Care US Finance, Inc. 5.75% due 02/15/21[2,5]	500,000	482,500
Radnet Management, Inc. 10.38% due 04/01/18	400,000	370,000
DJO Finance LLC 9.75% due 10/15/17[2,5]	250,000	208,750
Symbion, Inc. 11.00% due 08/23/15	211,751	208,045
Valeant Pharmaceuticals International 7.00% due 10/01/20[2,5]	100,000	88,500
US Oncology, Inc. 16.07% due 08/15/17	1,100,000	8,250

Total Health Care		12,001,755

Telecommunication Services - 7.8%
West Corp.
11.00% due 10/15/16	1,250,000	1,287,500
7.88% due 01/15/19	250,000	235,000
Sprint Capital Corp. 6.90% due 05/01/19	1,600,000	1,376,000
CMP Susquehanna Corp. 9.88% due 05/15/14	1,300,000	1,332,097
Intelsat Luxembourg S.A. 11.25% due 02/04/17	1,500,000	1,301,250
Block Communications, Inc. 8.25% due 12/15/15[2,5]	1,125,000	1,127,813
Univision Communications, Inc. 8.50% due 05/15/21[2,5]	500,000	390,000
Clearwire Communications LLC 12.00% due 12/01/15[2,5]	300,000	254,250
Clear Channel Communications, Inc. 11.00% due 08/01/16	500,000	252,500
Bonten Media Acquisition Co. 9.00% due 06/01/15[2,5]	126,868	94,199
CSC Holdings LLC 6.75% due 04/15/12	42,000	42,735

Total Telecommunication Services		7,693,344

Utilities - 7.1%
NRG Energy, Inc.
8.50% due 06/15/19	1,500,000	1,447,500
8.25% due 09/01/20	500,000	472,500
AES Red Oak LLC 8.54% due 11/30/19	1,723,388	1,766,472
Elwood Energy LLC 8.16% due 07/05/26	1,110,400	1,088,192
Edison Mission Energy 7.63% due 05/15/27	1,250,000	687,500
Targa Resources Partners, LP 7.88% due 10/15/18	500,000	505,000
Calpine Corp. 7.88% due 01/15/23[2,5]	500,000	482,500
Inergy, LP 7.00% due 10/01/18	300,000	282,000
MarkWest Energy Partners, LP 6.75% due 11/01/20	250,000	253,750
East Coast Power LLC 7.07% due 03/31/12	10,853	10,896

Total Utilities		6,996,310

Consumer Staples - 5.4%
Constellation Brands, Inc. 7.25% due 05/15/17	1,000,000	1,050,000
Armored Autogroup, Inc. 9.25% due 11/01/18[2,5]	1,100,000	882,750
Reynolds Group Issuer, Inc.
9.00% due 05/15/18[2,5]	750,000	633,750
9.00% due 04/15/19[2,5]	250,000	212,500
American Achievement Corp. 10.88% due 04/15/16[2,5]	1,050,000	798,000
Rite Aid Corp. 9.50% due 06/15/17	1,000,000	790,000
Bumble Bee Holdco SCA 9.63% due 03/15/18[2,5]	600,000	481,500
Bumble Bee Acquisition Corp. 9.00% due 12/15/17[2,5]	500,000	470,000

Total Consumer Staples		5,318,500

Materials - 4.4%
Ineos Group Holdings Ltd. 8.50% due 02/15/16[2,5]	2,500,000	1,850,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CORPORATE BONDS†† - 87.6% (continued)
Materials — 4.4% (continued)
Berry Plastics Corp. 9.50% due 05/15/18	$2,000,000	$1,700,000
Sino-Forest Corp. 10.25% due 07/28/14[2,5]	2,275,000	568,750
Huntsman International LLC 8.63% due 03/15/21	200,000	191,500
Methanex Corp. 8.75% due 08/15/12	5,000	5,187

Total Materials		4,315,437

Information Technology - 3.5%
Seagate Technology HDD Holdings 6.80% due 10/01/16	1,350,000	1,343,250
Seagate HDD Cayman 6.88% due 05/01/20	900,000	828,000
First Data Corp. 11.25% due 03/31/16	1,000,000	675,000
SunGard Data Systems, Inc. 10.63% due 05/15/15	600,000	625,500

Total Information Technology		3,471,750

Energy - 2.7%
Tesoro Corp. 6.50% due 06/01/17	900,000	895,500
Plains Exploration & Production Co. 7.00% due 03/15/17	500,000	500,000
Petroquest Energy, Inc. 10.00% due 09/01/17	500,000	485,000
Hilcorp Energy I, LP 7.75% due 11/01/15[2,5]	250,000	251,875
BreitBurn Energy Partners, LP 8.63% due 10/15/20	250,000	245,000
Westmoreland Coal Co. 10.75% due 02/01/18	250,000	245,000
SemGroup, LP 16.89% due 11/15/15†††,1,7	1,700,000	—

Total Energy		2,622,375

Total Corporate Bonds (Cost $90,382,247)		86,298,897

CONVERTIBLE BONDS†† - 5.5%
Financials - 1.8%
Forest City Enterprises, Inc. 5.00% due 10/15/16	1,000,000	1,067,500
E*Trade Financial Corp. 0.00% due 08/31/19	750,000	660,938

Total Financials		1,728,438

Industrials - 1.3%
DryShips, Inc. 5.00% due 12/01/14	2,166,000	1,334,798
Energy - 1.1%
USEC, Inc. 3.00% due 10/01/14	2,050,000	1,081,375
Consumer Discretionary - 0.9%
Sonic Automotive, Inc. 5.00% due 10/01/29	800,000	881,000
Health Care - 0.4%
Invacare Corp. 4.13% due 02/01/27	350,000	418,687

Total Convertible Bonds (Cost $6,403,299)		5,444,298

FOREIGN GOVERNMENT BONDS†† - 0.3%
Mexico Government International Bond 7.50% due 01/14/12	116,000	117,740
Banque Centrale de Tunisie S.A. 7.38% due 04/25/12	80,000	82,000
South Africa Government International Bond 7.38% due 04/25/12	35,000	36,137
Chile Government International Bond 7.13% due 01/11/12	25,000	25,406

Total Foreign Government Bonds (Cost $255,760)		261,283

Total Investments - 95.2% (Cost $101,337,381)		$93,726,811

Cash & Other Assets, Less Liabilities - 4.8%		4,729,958

Total Net Assets - 100.0%		$98,456,769

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	Illiquid security.

[2]	Security was acquired through a private placement.

[3]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $21,629,299 (cost $24,887,892), or 22.0% of total net assets.

[6]	Perpetual maturity.

[7]	Security is in default of interest and/or principal obligations.
REIT   Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 98.9%
Information Technology - 19.1%
Maxwell Technologies, Inc.	125,300	$2,306,773
Standard Microsystems Corp.*	105,149	2,039,891
IXYS Corp.*	186,200	2,025,856
Insight Enterprises, Inc.	108,149	1,637,376
Global Cash Access Holdings, Inc.*	536,140	1,372,518
Cree, Inc.	50,670	1,316,407
Digi International, Inc.	113,949	1,253,439
Multi-Fineline Electronix, Inc.*	59,730	1,191,016
Satyam Computer Services Ltd. ADR	390,972	1,067,353
KIT Digital, Inc.	106,510	894,684
Power-One, Inc.	166,825	750,712
Intermec, Inc.	113,850	742,302
Perficient, Inc.	86,890	636,035
Symmetricom, Inc.*	108,549	471,103
Methode Electronics, Inc.	42,891	318,680

Total Information Technology		18,024,145

Financials - 18.4%
Hanover Insurance Group, Inc.[1]	99,000	3,514,500
Transatlantic Holdings, Inc.	37,490	1,819,015
Horace Mann Educators Corp.	136,040	1,552,216
1st Source Corp.	70,230	1,462,891
SeaBright Holdings, Inc.	202,060	1,454,832
Reinsurance Group of America, Inc. — Class A	30,835	1,416,868
Cedar Shopping Centers, Inc.	380,040	1,181,924
Employers Holdings, Inc.	61,490	784,612
Ocwen Financial Corp.*	55,550	733,816
Solar Senior Capital Ltd.	48,299	690,193
Heritage Financial Corp.	60,470	667,589
Lexington Realty Trust	100,900	659,886
Endurance Specialty Holdings Ltd.	14,880	508,152
Bancfirst Corp.	14,437	478,731
Redwood Trust, Inc.	24,900	278,133
First Marblehead Corp.	197,680	201,634

Total Financials		17,404,992

Industrials - 17.5%
GeoEye, Inc.*	76,600	2,171,610
Force Protection, Inc.*	380,300	1,464,155
Great Lakes Dredge & Dock Corp.	344,920	1,403,824
FTI Consulting, Inc.	35,830	1,318,902
ICF International, Inc.*	70,000	1,316,700
Navigant Consulting, Inc.*	136,380	1,264,243
EnergySolutions, Inc.*	342,677	1,209,650
Orbital Sciences Corp.	92,421	1,182,989
Saia, Inc.	96,800	1,018,336
General Cable Corp.*	43,400	1,013,390
Insituform Technologies, Inc. — Class A*	80,500	932,190
Celadon Group, Inc.	84,479	750,173
Atlas Air Worldwide Holdings, Inc.*	17,721	589,932
DryShips, Inc.	247,320	578,729
Energy Recovery, Inc.*	98,099	295,278

Total Industrials		16,510,101

Consumer Discretionary - 14.7%
Cabela’s, Inc.*	123,507	2,530,659
Chico’s FAS, Inc.[1]	164,500	1,880,235
International Speedway Corp. — Class A	75,800	1,731,272
DeVry, Inc.	35,240	1,302,470
Penn National Gaming, Inc.	38,820	1,292,318
Smith & Wesson Holding Corp.	501,520	1,263,830
MDC Partners, Inc. — Class A	83,582	1,205,253
Maidenform Brands, Inc.[1]	43,800	1,025,358
Scholastic Corp.	31,800	891,354
Brown Shoe Company, Inc.	109,210	777,575

Total Consumer Discretionary		13,900,324

Energy - 11.6%
Gulfport Energy Corp.*	81,805	1,978,045
Parker Drilling Co.	422,360	1,854,160
Kodiak Oil & Gas Corp.	286,279	1,491,514
Tesco Corp.*	119,350	1,384,460
Abraxas Petroleum Corp.	484,100	1,278,024
Goodrich Petroleum Corp.*	86,026	1,016,827
Resolute Energy Corp.	75,600	858,816
Petroleum Development Corp.*	31,250	605,938
USEC, Inc.	271,330	436,841
Ocean Rig UDW, Inc.	1,797	27,225

Total Energy		10,931,850

Materials - 7.3%
Myers Industries, Inc.	194,260	1,971,739
TPC Group, Inc. — Class A*	67,440	1,354,195
A. Schulman, Inc.	58,850	999,862
Landec Corp.*	182,244	969,538
Zoltek Companies, Inc.*	138,200	888,626
HB Fuller Co.	41,073	748,350

Total Materials		6,932,310

Consumer Staples - 4.6%
Spartan Stores, Inc.	83,140	1,287,007
Orchids Paper Products Co. ADR	95,702	1,195,318
Smart Balance, Inc.*	184,450	1,088,255
Winn-Dixie Stores, Inc.*	140,550	832,056

Total Consumer Staples		4,402,636

Health Care - 3.2%
ICU Medical, Inc.*	47,090	1,732,912
Mednax, Inc.*	11,170	699,689
Kindred Healthcare, Inc.	68,010	586,246

Total Health Care		3,018,847

Utilities - 2.5%
Black Hills Corp.	61,310	1,878,538
MDU Resources Group, Inc.	25,615	491,552

Total Utilities		2,370,090

Total Common Stocks (Cost $101,374,823)		93,495,295

CONVERTIBLE PREFERRED STOCK†† - 0.0%
Thermoenergy Corp. [2]	116,667	64,727

Total Convertible Preferred Stock (Cost $111,410)		64,727

WARRANTS†† - 0.1%
Thermoenergy Corp. $0.30, 07/31/15 [2]	1,866,672	75,974

Total Warrants (Cost $168,591)		75,974

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 0.3%
Industrials - 0.3%
DryShips, Inc.
5.00% due 12/01/14	$400,000	$246,500

Total Convertible Bonds (Cost $299,332)		246,500

Total Long Investments - 99.3% (Cost $101,954,156)		$93,882,496

	Contracts	Value
OPTIONS WRITTEN† - (0.2)%
Call Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $15.00	102	(2,550)
Maidenform Brands, Inc.†† Expiring January 2012 with strike price of $25.00	197	(28,565)

Total Call Options		(31,115)

Put Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $12.50	121	(25,410)
SandRidge Energy, Inc. Expiring December 2011 with strike price of $7.00	168	(31,752)
Gulfport Energy Corp. Expiring October 2011 with strike price of $25.00	167	(33,400)
Maidenform Brands, Inc.†† Expiring January 2012 with strike price of $22.50	218	(52,320)

Total Put Options		(142,882)

Total Options Written (Premiums received $165,489)		(173,997)

Total Securities Sold Short- (0.2)% (Proceeds $165,489)		$(173,997)

Cash & Other Assets, Less Liabilities - 0.9%		827,732

Total Net Assets - 100.0%		$94,536,231

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at September 30, 2011.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
ADR   American Depositary Receipt

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 98.6%
Financials - 20.2%
Hanover Insurance Group, Inc.	249,360	$8,852,280
American Financial Group, Inc.[1]	176,400	5,480,748
WR Berkley Corp.	184,000	5,462,960
Alleghany Corp.	14,317	4,130,454
Reinsurance Group of America, Inc. — Class A	76,906	3,533,831
Transatlantic Holdings, Inc.	52,100	2,527,892
RenaissanceRe Holdings Ltd.	37,400	2,386,120
Fifth Street Finance Corp.	233,474	2,175,978
Ocwen Financial Corp.*	137,310	1,813,865
Lexington Realty Trust	268,900	1,758,606
Old National Bancorp	178,924	1,667,572
Northern Trust Corp.	37,010	1,294,610
Employers Holdings, Inc.	100,000	1,276,000
Endurance Specialty Holdings Ltd.	36,960	1,262,184
Associated Banc-Corp.	119,565	1,111,954
Investors Real Estate Trust	133,340	960,048
Redwood Trust, Inc.	64,371	719,024
First Marblehead Corp.	303,741	309,816
Bimini Capital Management, Inc. — Class A	231,887	140,291

Total Financials		46,864,233

Industrials - 19.7%
Covanta Holding Corp.	359,910	5,467,033
GeoEye, Inc.*	169,300	4,799,655
Quanta Services, Inc.*	216,000	4,058,640
FTI Consulting, Inc.	102,820	3,784,804
Navigant Consulting, Inc.*	355,170	3,292,426
General Cable Corp.*	122,500	2,860,375
Equifax, Inc.	88,000	2,705,120
Orbital Sciences Corp.	209,012	2,675,354
URS Corp. ADR*	76,820	2,278,481
Insituform Technologies, Inc. — Class A*	190,000	2,200,200
Babcock & Wilcox Co.*	93,950	1,836,722
Force Protection, Inc.*	446,600	1,719,410
ICF International, Inc.*	88,000	1,655,280
Atlas Air Worldwide Holdings, Inc.*	43,219	1,438,761
DryShips, Inc.	578,750	1,354,275
Trex Company, Inc.	80,300	1,287,209
Saia, Inc.	106,900	1,124,588
United Stationers, Inc.	37,810	1,030,322
Thermoenergy Corp.*	905,961	172,133
UQM Technologies, Inc.*	36,431	60,840

Total Industrials		45,801,628

Consumer Discretionary - 13.1%
Cabela’s, Inc.*	316,931	6,493,916
Chico’s FAS, Inc.[1]	387,500	4,429,125
Penn National Gaming, Inc.	92,020	3,063,346
Maidenform Brands, Inc.	126,000	2,949,660
Apollo Group, Inc. — Class A	71,000	2,812,310
Scholastic Corp.	83,700	2,346,111
Brown Shoe Company, Inc.	284,221	2,023,654
Jack in the Box, Inc.	86,000	1,713,120
Hanesbrands, Inc.	68,000	1,700,680
DeVry, Inc.	33,230	1,228,181
Smith & Wesson Holding Corp.	402,296	1,013,786
Fred’s, Inc. — Class A	46,220	492,705
HydroGen Corp.[2]	672,346	10,085

Total Consumer Discretionary		30,276,679

Information Technology - 11.9%
Computer Sciences Corp.	263,310	7,069,874
Maxwell Technologies, Inc.	308,863	5,686,168
IXYS Corp.*	470,680	5,120,998
Cree, Inc.	123,310	3,203,594
Satyam Computer Services Ltd. ADR	943,698	2,576,296
Power-One, Inc.	536,591	2,414,659
Symmetricom, Inc.*	377,280	1,637,395

Total Information Technology		27,708,984

Energy - 8.5%
Gulfport Energy Corp.*	211,977	5,125,604
SandRidge Energy, Inc.	580,574	3,227,991
Plains Exploration & Production Co.	138,700	3,149,877
Goodrich Petroleum Corp.*	209,877	2,480,746
Resolute Energy Corp.	190,200	2,160,672
McDermott International, Inc.	152,000	1,635,520
USEC, Inc.	598,070	962,893
Arch Coal, Inc.	55,000	801,900
Ocean Rig UDW, Inc.	4,205	63,709

Total Energy		19,608,912

Materials - 7.8%
Bemis Company, Inc.	199,200	5,838,552
Owens-Illinois, Inc.	256,010	3,870,871
Sonoco Products Co.	95,950	2,708,669
Louisiana-Pacific Corp.	415,010	2,116,551
HB Fuller Co.	95,061	1,732,011
Landec Corp.*	182,000	968,240
Zoltek Companies, Inc.*	145,000	932,350

Total Materials		18,167,244

Consumer Staples - 6.1%
JM Smucker Co.	52,300	3,812,147
Hormel Foods Corp.	137,450	3,713,899
Ralcorp Holdings, Inc.	44,239	3,393,573
Bunge Ltd.[1]	32,510	1,895,008
Beam, Inc.	24,300	1,314,144

Total Consumer Staples		14,128,771

Utilities - 6.1%
Great Plains Energy, Inc.	188,305	3,634,286
Black Hills Corp.	101,800	3,119,152
NorthWestern Corp.	72,637	2,320,026
UGI Corp.	77,209	2,028,280
Allete, Inc.	45,600	1,670,328
MDU Resources Group, Inc.	66,898	1,283,773

Total Utilities		14,055,845

Health Care - 5.2%
Mednax, Inc.*	43,115	2,700,724
Forest Laboratories, Inc.*	76,380	2,351,740
Hologic, Inc.	146,044	2,221,329
Universal Health Services, Inc. — Class B	51,140	1,738,760
Community Health Systems, Inc.	103,730	1,726,067

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Health Care - 5.2% (continued)
Kindred Healthcare, Inc.	160,530	$1,383,769

Total Health Care		12,122,389

Total Common Stocks (Cost $247,551,087)		228,734,685

CONVERTIBLE PREFERRED STOCK†† - 0.1%
Thermoenergy Corp. [3]	308,333	171,063

Total Convertible Preferred Stock (Cost $294,439)		171,063

WARRANTS†† - 0.1%
Thermoenergy Corp. $0.30, 07/31/15 [3]	4,933,328	200,787

Total Warrants (Cost $445,561)		200,787

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 1.1%
Energy - 0.8%
USEC, Inc.
3.00% due 10/01/14	$3,500,000	1,846,250

Industrials - 0.3%
DryShips, Inc.
5.00% due 12/01/14	1,325,000	816,531

Total Convertible Bonds (Cost $4,491,183)		2,662,781

Total Long Investments - 99.9% (Cost $252,782,270)		$231,769,316

	Contracts	Value
OPTIONS WRITTEN† - (0.3)%
Call Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $15.00	243	(6,075)
Bunge Ltd. Expiring January 2012 with strike price of $62.50	191	(63,030)

Total Call Options		(69,105)

Put Options on:
Chico’s FAS, Inc. Expiring January 2012 with strike price of $12.50	292	(61,320)
SandRidge Energy, Inc. Expiring December 2011 with strike price of $7.00	397	(75,033)
Gulfport Energy Corp. Expiring October 2011 with strike price of $25.00	395	(79,000)
Northern Trust Corp. Expiring January 2012 with strike price of $35.00	340	(115,260)
Bunge Ltd. Expiring January 2012 with strike price of $60.00	199	(127,360)
McDermott International, Inc Expiring November 2011 with strike price of $13.00	960	(259,200)
Total Put Options		(717,173)

Total Options Written (Premiums received $617,164)		(786,278)

Total Securities Sold Short- (0.3)% (Proceeds $617,164)		$(786,278)

Cash & Other Assets, Less Liabilities - 0.4%		985,977

Total Net Assets - 100.0%		$231,969,015

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at September 30, 2011.

[2]	Investment in an affiliated issuer — See Note 4.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
ADR   American Depositary Receipt

Series X (Small Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 95.1%
Information Technology - 25.2%
Cadence Design Systems, Inc.*	75,220	$695,033
Alliance Data Systems Corp.*	7,025	651,218
Nuance Communications, Inc.	25,130	511,647
Solera Holdings, Inc.	9,600	484,800
Sourcefire, Inc.*	18,100	484,356
TIBCO Software, Inc.*	21,050	471,310
Opnet Technologies, Inc.	12,740	444,753
Aspen Technology, Inc.*	26,500	404,655
CommVault Systems, Inc.	10,250	379,865
SYNNEX Corp.*	14,350	375,970
Informatica Corp. — Class A	7,650	313,267
Netgear, Inc.*	11,750	304,208
Lattice Semiconductor Corp.*	55,400	290,850
LogMeIn, Inc.	8,450	280,624
SolarWinds, Inc.	11,070	243,761
Rofin-Sinar Technologies, Inc.*	11,810	226,752
Newport Corp.	20,800	224,848
Ciena Corp.*	20,000	224,000
Harmonic, Inc.*	51,700	220,242
Nanometrics, Inc.	15,090	218,805
Cavium, Inc.*	7,300	197,173
Riverbed Technology, Inc.	9,600	191,616
Meru Networks, Inc.*	14,220	115,893
VanceInfo Technologies, Inc. — Class A ADR*	15,050	101,286

Total Information Technology		8,056,932

Consumer Discretionary - 19.4%
Life Time Fitness, Inc.*	16,255	598,997
Jarden Corp.	21,090	596,004
Penn National Gaming, Inc.	15,015	499,849
BJ’s Restaurants, Inc.*	10,300	454,333
Gentex Corp.	16,850	405,243
Vail Resorts, Inc.	9,735	367,886
MDC Partners, Inc. — Class A	24,500	353,290
PVH Corp.	5,800	337,792
Hanesbrands, Inc.	12,930	323,379
Monro Muffler Brake, Inc.	9,710	320,139
Ulta Salon Cosmetics & Fragrance, Inc.	4,875	303,371
Select Comfort Corp.*	21,700	303,149
Jos A. Bank Clothiers, Inc.*	6,030	281,179
Stage Stores, Inc.	19,600	271,852
Lennar Corp. — Class A	18,780	254,281
Pinnacle Entertainment, Inc.*	22,400	203,392
Cost Plus, Inc.*	29,300	184,590
Harman International Industries, Inc.	4,980	142,328

Total Consumer Discretionary		6,201,054

Health Care - 17.2%
Endo Pharmaceuticals Holdings, Inc.	21,910	613,261
Cepheid, Inc.*	12,700	493,141
SonoSite, Inc. — Class A	15,990	485,137
Endologix, Inc.*	47,000	471,880
BioMarin Pharmaceutical, Inc.	12,520	399,012
Mednax, Inc.*	6,100	382,104
Halozyme Therapeutics, Inc. — Class A	56,290	345,620
Hologic, Inc.	22,070	335,685
Haemonetics Corp.*	5,095	297,955
Integra LifeSciences Holdings Corp.*	8,100	289,737
Hill-Rom Holdings, Inc.	9,095	273,032
Teleflex, Inc.	4,510	242,503
NxStage Medical, Inc.*	10,950	228,417
Health Management Associates, Inc. — Class A*	27,430	189,816
Angiodynamics, Inc.*	10,710	140,729
NuVasive, Inc.*	6,700	114,369
Momenta Pharmaceuticals, Inc.*	8,400	96,600
CardioNet, Inc.*	30,915	92,745

Total Health Care		5,491,743

Industrials - 13.8%
WABCO Holdings, Inc.*	10,680	404,345
Wabtec Corp.	7,550	399,169
Kansas City Southern*	7,865	392,935
IDEX Corp.	12,190	379,840
BE Aerospace, Inc.	11,250	372,487
Pall Corp.	8,085	342,804
Interface, Inc. — Class A	26,560	315,002
Crane Co. — Class A	8,050	287,305
AECOM Technology Corp.	15,470	273,355
Towers Watson & Co. — Class A	4,550	271,999
Pentair, Inc.	8,130	260,241
Navistar International Corp.	7,850	252,142
Regal-Beloit Corp.	5,480	248,682
A123 Systems, Inc.*	63,750	219,300

Total Industrials		4,419,606

Energy - 6.4%
Oil States International, Inc.*	11,760	598,819
Superior Energy Services, Inc.	16,220	425,613
Plains Exploration & Production Co.	15,850	359,953
CARBO Ceramics, Inc.	2,900	297,337
Stone Energy Corp.*	14,950	242,340
Carrizo Oil & Gas, Inc.*	6,000	129,300

Total Energy		2,053,362

Financials - 4.6%
Texas Capital Bancshares, Inc.	19,850	453,572
Commerce Bancshares, Inc.	12,637	439,136
Amtrust Financial Services, Inc.	15,100	336,126
Stifel Financial Corp.*	9,450	250,992

Total Financials		1,479,826

Materials - 3.9%
Kaiser Aluminum Corp.	10,480	464,054
Solutia, Inc.*	24,700	317,395
Silgan Holdings, Inc.	6,800	249,832
Cliffs Natural Resources, Inc.	4,510	230,777

Total Materials		1,262,058

Utilities - 2.6%
ITC Holdings Corp.	5,670	439,028
NorthWestern Corp.	12,210	389,988

Total Utilities		829,016

Series X (Small Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Telecommunication Services - 1.2%
SBA Communications Corp. — Class A*	11,050	$381,004

Consumer Staples - 0.8%
Sodastream International	7,575	250,354

Total Common Stocks (Cost $32,241,256)		30,424,955

EXCHANGE TRADED FUNDS† - 1.0%
iShares Russell 2000 Growth Index Fund — Class A	4,540	333,554

Total Exchange Traded Funds (Cost $396,883)		333,554

Total Investments - 96.1% (Cost $32,638,139)		$30,758,509

Cash & Other Assets, Less Liabilities - 3.9%		1,263,377

Total Net Assets - 100.0%		$32,021,886

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.
ADR   American Depositary Receipt

Series Y (Large Cap Concentrated Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1%
Information Technology - 26.7%
Apple, Inc.*	4,895	$1,865,876
Google, Inc. — Class A	3,340	1,718,029
QUALCOMM, Inc.	29,300	1,424,859
International Business Machines Corp.	6,950	1,216,458
Dell, Inc.	75,300	1,065,495
Avago Technologies Ltd.	26,050	853,659
Cognizant Technology Solutions Corp. — Class A*	11,450	717,915

Total Information Technology		8,862,291

Consumer Discretionary - 21.6%
McDonald’s Corp.	13,600	1,194,352
TJX Companies, Inc.	20,450	1,134,361
Starbucks Corp.	30,300	1,129,887
Nordstrom, Inc.	24,300	1,110,024
Priceline.com, Inc.	2,145	964,092
BorgWarner, Inc.	15,050	910,977
Wynn Resorts Ltd.	6,425	739,389

Total Consumer Discretionary		7,183,082

Industrials - 14.9%
United Parcel Service, Inc. — Class B	17,350	1,095,653
Precision Castparts Corp.	6,700	1,041,582
Eaton Corp.	26,950	956,725
Honeywell International, Inc.	21,100	926,501
CSX Corp.	49,620	926,405

Total Industrials		4,946,866

Health Care - 9.4%
Johnson & Johnson	17,350	1,105,369
Gilead Sciences, Inc.	28,300	1,098,040
Covidien plc	20,710	913,311

Total Health Care		3,116,720

Energy - 7.6%
Baker Hughes, Inc.	19,330	892,273
National Oilwell Varco, Inc.	16,400	840,008
Halliburton Co.	26,230	800,539

Total Energy		2,532,820

Financials - 5.4%
Wells Fargo & Co.	41,900	1,010,628
MetLife, Inc.	27,910	781,759

Total Financials		1,792,387

Materials - 4.9%
CF Industries Holdings, Inc.	6,850	845,222
EI du Pont de Nemours & Co.	19,850	793,404

Total Materials		1,638,626

Consumer Staples - 3.6%
Coca-Cola Co.	17,750	1,199,190

Total Common Stocks (Cost $33,804,748)		31,271,982

Total Investments - 94.1% (Cost $33,804,748)		$31,271,982

Cash & Other Assets, Less Liabilities - 5.9%		1,964,165

Total Net Assets - 100.0%		$33,236,147

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 84.4%
Consumer Staples - 20.7%
Philip Morris International, Inc. [1,2]	12,823	$799,899
Altria Group, Inc.[1,2]	17,800	477,218
Herbalife Ltd. [1,2]	7,057	378,255
Procter & Gamble Co.	5,959	376,490
Clorox Co.	3,184	211,195
Unilever plc ADR	6,129	191,164
Corn Products International, Inc.	3,558	139,616
CVS Caremark Corp.	3,714	124,716
Wal-Mart Stores, Inc.[1,2]	2,300	119,370
Darling International, Inc.	6,632	83,497
Safeway, Inc.[1,2]	4,200	69,846
Cia de Bebidas das Americas ADR	1,919	58,817
Brown-Forman Corp. — Class B	834	58,497
Colgate-Palmolive Co.	531	47,089
Smithfield Foods, Inc.	1,857	36,211
British American Tobacco plc ADR	345	29,232
Kraft Foods, Inc. — Class A	531	17,831
Omega Protein Corp.*	1,838	16,689
HJ Heinz Co.	303	15,295

Total Consumer Staples		3,250,927

Industrials - 13.3%
Joy Global, Inc.[1,2]	4,800	299,424
Lockheed Martin Corp.[1,2]	3,993	290,051
Trinity Industries, Inc.[1,2]	10,800	231,228
General Electric Co. [1,2]	10,261	156,378
Kirby Corp.*	2,759	145,234
AO Smith Corp.[1,2]	4,500	144,135
Towers Watson & Co. — Class A1,2	2,400	143,472
Boeing Co.	1,592	96,332
MasTec, Inc.	4,776	84,105
Watts Water Technologies, Inc. — Class A1,2	3,000	79,950
Danaher Corp.	1,857	77,883
3M Co.	1,061	76,169
Polypore International, Inc.	1,329	75,115
Northrop Grumman Corp.[1,2]	1,100	57,376
Wesco Aircraft Holdings, Inc.	4,234	46,278
Con-way, Inc.[1,2]	1,800	39,834
Waste Connections, Inc.	1,062	35,917
Thermon Group Holdings, Inc.*	929	12,839
Chart Industries, Inc.	284	11,976
Huntington Ingalls Industries, Inc.[1,2]	183	4,452

Total Industrials		2,108,148

Health Care - 12.9%
Johnson & Johnson[1,2]	11,338	722,344
Viropharma, Inc.[1,2]	10,500	189,735
AstraZeneca plc — Class A††,1,2	2,800	124,226
Life Technologies Corp.*,1,2	3,000	115,290
GlaxoSmithKline plc ADR††,1,2	5,500	113,437
Forest Laboratories, Inc.*,1,2	3,600	110,844
Baxter International, Inc.[1,2]	1,900	106,666
Amgen, Inc.[1,2]	1,900	104,405
athenahealth, Inc.*	1,592	94,803
Lincare Holdings, Inc.[1,2]	4,100	92,250
WellCare Health Plans, Inc.*,1,2	2,400	91,152
Owens & Minor, Inc.[1,2]	2,800	79,744
Charles River Laboratories International, Inc.[1,2]	2,100	60,102
Kindred Healthcare, Inc.[1,2]	4,100	35,342

Total Health Care		2,040,340

Consumer Discretionary - 12.1%
TJX Companies, Inc.[1,2]	3,800	210,786
Limited Brands, Inc.[1,2]	5,400	207,954
Family Dollar Stores, Inc.[1,2]	3,900	198,354
Ross Stores, Inc.[1,2]	2,300	180,987
Wynn Resorts Ltd.	1,459	167,902
Mattel, Inc.	5,306	137,372
Walt Disney Co.[1,2]	4,322	130,352
The Gap, Inc.[1,2]	6,300	102,312
Tupperware Brands Corp.	1,592	85,554
Jack in the Box, Inc.[1,2]	4,200	83,664
Lululemon Athletica, Inc.	1,617	78,667
Expedia, Inc.	2,918	75,138
Priceline.com, Inc.	152	68,318
RadioShack Corp.[1,2]	5,500	63,910
PVH Corp.[1,2]	900	52,416
Target Corp.	796	39,036
Lithia Motors, Inc. — Class A	1,592	22,893
Perfumania Holdings, Inc.	890	12,656

Total Consumer Discretionary		1,918,271

Information Technology - 9.3%
Shanda Interactive Entertainment Ltd. ADR[1,2]	16,000	472,640
CA, Inc.[1,2]	14,900	289,209
ARM Holdings plc ADR	5,041	128,545
Symantec Corp.*,1,2	6,300	102,690
Avnet, Inc.*,1,2	3,200	83,456
Arrow Electronics, Inc.[1,2]	2,800	77,784
Baidu, Inc. ADR*	522	55,807
Harmonic, Inc.*,1,2	11,700	49,842
Yandex N.V. — Class A	2,252	45,963
Apple, Inc.*	114	43,455
Amkor Technology, Inc. — Class A*,1,2	9,800	42,728
Microsoft Corp.	1,327	33,029
Electronic Arts, Inc.*	1,327	27,137
SPS Commerce, Inc.	796	12,967
TriQuint Semiconductor, Inc.	1,592	7,992

Total Information Technology		1,473,244

Financials - 7.1%
Simon Property Group, Inc.	3,184	350,176
RenaissanceRe Holdings Ltd.	2,364	150,823
Amtrust Financial Services, Inc.[1,2]	6,300	140,238
ACE Ltd.	2,123	128,654
Chubb Corp.	2,123	127,359
Endurance Specialty Holdings Ltd.[1,2]	3,200	109,280
Arch Capital Group Ltd.	2,122	69,336
Genworth Financial, Inc. — Class A1,2	4,200	24,108

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 84.4% (continued)
Financials - 7.1% (continued)
Berkshire Hathaway, Inc. — Class B	273	$19,394
Anglo Irish Bank Corporation Ltd.*,†††,4	16,638	—

Total Financials		1,119,368

Energy - 4.1%
Anadarko Petroleum Corp.[1,2]	2,930	184,736
Chesapeake Energy Corp.	5,837	149,135
Cabot Oil & Gas Corp.	1,857	114,967
ConocoPhillips[1,2]	1,500	94,980
El Paso Corp.	3,184	55,656
Hornbeck Offshore Services, Inc.*	1,061	26,430
Oceaneering International, Inc.	531	18,766
Tsakos Energy Navigation Ltd.	1,465	8,175

Total Energy		652,845

Telecommunication Services - 2.2%
AT&T, Inc.[1,2]	11,300	322,276
Crown Castle International Corp.*	796	32,373

Total Telecommunication Services		354,649

Materials - 1.4%
Potash Corporation of Saskatchewan, Inc.	2,411	104,204
CF Industries Holdings, Inc.	398	49,109
Molycorp, Inc.*	1,061	34,875
Newmont Mining Corp.	531	33,400

Total Materials		221,588

Utilities - 1.3%
Constellation Energy Group, Inc.[1,2]	5,400	205,524

Total Common Stocks (Cost $14,520,711)		13,344,904

EXCHANGE TRADED FUNDS† - 7.3%
Consumer Staples Select Sector SPDR Fund	11,938	354,559
Teucrium Corn Fund	5,234	208,732
PowerShares DB Agriculture Fund	6,719	199,218
Utilities Select Sector SPDR Fund	5,473	184,112
WisdomTree Asia Local Debt Fund	3,094	152,908
WisdomTree Dreyfus Emerging Currency Fund	2,443	50,521

Total Exchange Traded Funds (Cost $1,244,213)		1,150,050

CLOSED-END FUNDS† - 0.4%
Morgan Stanley China A Share Fund, Inc.	2,626	55,645

Total Closed-End Funds (Cost $60,974)		55,645

SHORT TERM INVESTMENTS†† - 0.4%
State Street General Account U.S. Government Fund	67,048	67,048

Total Short Term Investments (Cost $67,048)		67,048

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 12.6%
Fannie Mae[5]
0.11% due 01/17/12	$2,000,000	1,999,882

Total Federal Agency Discount Notes (Cost $1,999,340)		1,999,882

Total Long Investments - 105.1% (Cost $17,892,286)		$16,617,529

	Shares	Value
COMMON STOCKS SOLD SHORT — (49.7)%
Consumer Staples — (0.6)%
Bridgford Foods Corp. — Class A	403	(3,740)
Hansen Natural Corp.†††,3,4	3,270	(96,825)

Total Consumer Staples		(100,565)

Telecommunication Services — (1.4)%
Clearwire Corp. — Class A*,†††,3,4	2,660	(30,138)
Global Crossing Ltd.*,†††,3,4	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,4	1,600	(69,440)
SBA Communications Corp. — Class A*,†††,3,4	2,600	(74,854)

Total Telecommunication Services		(214,676)

Utilities — (1.7)%
Korea Electric Power Corp. ADR†††,3,4	19,460	(263,294)

Energy — (2.3)%
Aquila Resources Ltd. — Class A*,†††,3,4	2,860	(22,783)
Arrow Energy Holdings Pty Ltd.†††,3,4	9,500	(24,514)
Modec, Inc.†††,3,4	1,000	(25,772)
Sevan Marine ASA*,†††,3,4	6,300	(33,049)
Trican Well Service Ltd.†††,3,4	2,200	(37,447)
Queensland Gas Company Ltd.*,†††,3,4	13,600	(52,899)
Riversdale Mining Ltd.*,†††,3,4	7,100	(54,029)
BPZ Resources, Inc.*,†††,3,4	6,000	(112,800)

Total Energy		(363,293)

Materials — (2.8)%
China National Building Material Company Ltd. — Class H†††,3,4	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,3,4	5,500	(24,761)
Shougang Fushan Resources Group Ltd.†††,3,4	70,000	(25,165)
Sino Gold Mining Ltd. — Class A†††,3,4	9,100	(37,425)
Ivanhoe Mines Ltd.*,†††,3,4	4,780	(39,865)
Western Areas NL†††,3,4	6,600	(47,324)
Zoltek Companies, Inc.*,†††,3,4	2,900	(52,867)
Silver Wheaton Corp.†††,3,4	6,500	(68,246)
Agnico-Eagle Mines Ltd.†††,3,4,6	1,900	(125,613)

Total Materials		(444,698)

Information Technology — (5.5)%
Jabil Circuit, Inc.	1,043	(18,555)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT — (49.7)% (continued)
Information Technology — (5.5)% (continued)
Varian Semiconductor Equipment Associates, Inc.†††,3,4	1,270	$(33,300)
VeriSign, Inc.†††,3,4	1,300	(33,319)
Access Company Ltd.†††,3,4	18	(34,682)
Electronic Arts, Inc.*,†††,3,4	900	(36,720)
Intermec, Inc.†††,3,4	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,4	200	(53,726)
Riverbed Technology, Inc.†††,3,4	4,100	(54,530)
Rambus, Inc.*,†††,3,4	3,680	(56,451)
Red Hat, Inc.*,†††,3,4	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,4	2,500	(71,450)
Equinix, Inc.*,†††,3,4	1,000	(79,940)
Imperial Energy Corporation plc*,†††,3,4	4,200	(83,657)
SAVVIS, Inc. — Class H†††,3,4	5,900	(86,966)
Cree, Inc.†††,3,4	4,200	(115,332)

Total Information Technology		(868,470)

Industrials — (6.8)%
China Communications Construction Company Ltd. — Class H†††,3,4	16,000	(16,571)
China Merchants Holdings International Company Ltd. ADR†††,3,4	4,900	(17,461)
China National Materials Company Ltd.†††,3,4	37,600	(19,168)
Japan Steel Works Ltd.†††,3,4	1,600	(22,196)
Ausenco Ltd.†††,3,4	2,300	(24,816)
Toyo Tanso Company Ltd.†††,3,4	600	(32,408)
Ryanair Holdings plc*,†††,3,4	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,4	200	(49,879)
USG Corp.†††,3,4	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,3,4	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A.†††,3,4	47,200	(490,927)

Total Industrials		(1,072,562)

Financials — (7.8)%
C C Land Holdings Ltd.†††,3,4	53,000	(14,782)
Franshion Properties China Ltd.†††,3,4	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.†††,3,4	18,800	(26,216)
Aozora Bank Ltd.†††,3,4	17,300	(27,861)
Monex Group, Inc.†††,3,4	83	(29,140)
Mizuho Financial Group, Inc.†††,3,4	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,4	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,4	2,400	(103,200)
Erste Group Bank AG†††,3,4	5,500	(337,970)
Wells Fargo & Co.†††,3,4	12,937	(565,622)

Total Financials		(1,236,157)

Health Care — (9.0)%
Sepracor, Inc.†††,3,4	1,350	(23,625)
Exelixis, Inc.†††,3,4	4,700	(30,127)
Intuitive Surgical, Inc.†††,3,4	200	(56,100)
Zeltia S.A.†††,3,4	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,4	3,240	(64,282)
Sequenom, Inc.†††,3,4	3,140	(64,715)
Luminex Corp.*,†††,3,4	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,4	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,4	2,700	(74,709)
Align Technology, Inc.*,†††,3,4	6,300	(76,860)
Acorda Therapeutics, Inc.†††,3,4	2,900	(77,575)
Intercell AG*,†††,3,4	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,4	3,070	(78,838)
XenoPort, Inc.*,†††,3,4	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,4	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,4	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,4	500	(83,365)
Cepheid, Inc.*,†††,3,4	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,4	3,000	(88,230)
athenahealth, Inc.*,†††,3,4	2,700	(96,795)

Total Health Care		(1,425,363)

Consumer Discretionary — (11.8)%
Papa John’s International, Inc.	209	(6,354)
Tokyo Broadcasting System Holdings, Inc.†††,3,4	1,300	(21,836)
DineEquity, Inc.*	1,043	(40,145)
Genting Singapore plc*,†††,3,4	132,800	(43,724)
bwin Interactive Entertainment AG*,†††,3,4	1,700	(48,431)
Bwin.Party Digital Entertainment plc*,†††,3,4	16,200	(60,974)
Sky Deutschland AG*,†††,3,4	4,200	(68,951)
Focus Media Holding Ltd. ADR†††,3,4	2,500	(75,000)
Marui Group Company Ltd.†††,3,4	31,000	(233,861)
Pool Corp.†††,3,4	12,350	(305,662)
Electrolux AB†††,3,4	32,100	(422,058)
Volkswagen AG†††,3,4	1,300	(539,374)

Total Consumer Discretionary		(1,866,370)

Total Common Stock Sold Short (Proceeds $7,683,919)		(7,855,448)

EXCHANGE TRADED FUNDS SOLD SHORT† - (1.0)%
PowerShares DB US Dollar Index Bullish Fund ADR	7,301	(162,885)

Total Exchange Traded Funds Sold Short (Proceeds $156,105)		(162,885)

Total Securities Sold Short- (50.7)% (Proceeds $7,846,980)		$(8,018,333)

Cash & Other Assets, Less Liabilities - 45.6%		7,214,058

Total Net Assets - 100.0%		$15,813,254

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,152,800)	56	$(109,631)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2011.

[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $7,949,728 (cost $8,362,915), or 50.3% of total net assets. The security was deemed liquid at the time of purchase.

[3]	All or a portion of this security was fair valued by the Valuation Committee at September 30, 2011. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,060), or (49.24%) of total net assets.

[4]	Illiquid security.

[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[6]	Security was acquired through a private placement.

ADR	American Depositary Receipt

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Security Valuation — Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and SI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
B. Foreign Currency Transactions — The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
The Trust does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.
C. Futures — Series Z utilized futures contracts to obtain broad index exposure. Returns may be enhanced by purchasing futures contracts instead of the underlyingsecurities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
D. Options Written — Series A (Large Cap Core Series), Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series) wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
E. Securities Sold Short — Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund’s net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
F. Security Transactions and Investment Income — Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable noncash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
G. Expenses — Expenses that are related to a specific Fund are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Trust.
H. Distributions to Shareholders — The Funds are required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year the determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.
I. Earnings Credits — Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.
J. Indemnifications — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Series A (Large Cap Core Series)	$183,972,755	$—	$—	$—	$—	$183,972,755
Series B (Large Cap Value Series)	224,234,427	—	—	—	—	224,234,427
Series C (Money Market Series)	—	—	150,149,459	—	—	150,149,459
Series D (MSCI EAFE Equal Weight Series)	11,815,935	—	179,051,467	—	—	190,867,402
Series E (U.S. Intermediate Bond Series)	43,366,607	—	82,872,098	—	180,660	126,419,365
Series J (Mid Cap Growth Series)	118,424,706	—	—	—	—	118,424,706
Series N (Managed Asset Allocation Series)	38,560,318	—	26,479,525	—	—	65,039,843
Series O (All Cap Value Series)	126,180,109	—	—	—	—	126,180,109
Series P (High Yield Series)	1,228,383	—	92,004,478	—	493,950	93,726,811
Series Q (Small Cap Value Series)	93,495,295	—	387,201	—	—	93,882,496
Series V (Mid Cap Value Series)	228,734,685	—	3,034,631	—	—	231,769,316
Series X (Small Cap Growth Series)	30,758,509	—	—	—	—	30,758,509
Series Y (Large Cap Concentrated Growth Series)	31,271,982	—	—	—	—	31,271,982
Series Z (Alpha Opportunity Series)	14,312,936	—	2,304,593	—	—	16,617,529

Liabilities

Series A (Large Cap Core Series)	$—	$19,880	$—	$—	$—	$19,880
Series B (Large Cap Value Series)	—	51,546	—	—	—	51,546
Series O (All Cap Value Series)	—	205,942	—	—	—	205,942
Series Q (Small Cap Value Series)	—	93,112	—	80,885	—	173,997
Series V (Mid Cap Value Series)	—	786,278	—	—	—	786,278
Series Z (Alpha Opportunity Series)	231,679	109,631	—	—	7,786,654	8,127,964

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period.
As of September 30, 2011, Series P (High Yield Series) had securities with a total value of $27,780 transferred from Level 3 to Level 1 and a total value of $1 transferred from Level 1 to Level 3. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Total

Series E (U.S. Intermediate Bond Series)
Assets:
Beginning Balance	$233,592
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(52,932)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$180,660

Total

Series P (High Yield Series)
Assets:
Beginning Balance	$630,259
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(108,530)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(27,779)

Ending Balance	$493,950

Total

Series Z (Alpha Opportunity Series)
Assets:
Beginning Balance	$7,786,654
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,786,654

3. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

		Terms of		Repurchase	Collateral	Collateral	Collateral	Collateral
Fund	Counterparty	Agreement	Face Value	Price	Type	Rate	Maturity	Value

Series C (Money Market Series)	UMB Financial Corp	0.01% due 10/03/11	$53,980,000	$53,980,045	Freddie Mac	3.00%	6/1/2021	$20,796,332
					Ginne Mae	3.00%	4/20/1937	19,797,531
					Fannie Mae	3.00%	2/1/2021	14,466,203

								$55,060,066

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
4. Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions in Series V (Mid Cap Value Series) during the period ended September 30, 2011 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/2010	Additions	Reductions	9/30/2011	9/30/2011	Income

Series V (Mid Cap Value Series)	Common Stock:
	Hydrogen Corporation	$14,792	$—	$—	$10,085	672,346	$—
5. Options Written
Information as to options written by the Funds during the period ended September 30, 2011, and options outstanding at period end is provided below:

Series A Written Put Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	—	$—
Options written	140	25,685
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—

Balance at September 30, 2011	140	$25,685

Series B Written Put Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	—	$—
Options written	363	66,598
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—

Balance at September 30, 2011	363	$66,598

Series O Written Call Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	1,146	$124,440
Options written	645	102,642
Options terminated in closing purchase transactions	—	—
Options expired	(603)	(57,332)
Options exercised	(949)	(108,262)

Balance at September 30, 2011	239	$61,488

Series O Written Put Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	206	$26,787
Options written	912	266,757
Options terminated in closing purchase transactions	—	—
Options expired	(206)	(26,787)
Options exercised	(453)	(121,257)

Balance at September 30, 2011	459	$145,500

Series Q Written Call Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	—	$—
Options written	148	13,698
Options terminated in closing purchase transactions	—	—
Options expired	(148)	(13,698)
Options exercised	—	—

Balance at September 30, 2011	—	$—

Series Q Written Put Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	130	$23,140
Options written	674	115,117
Options terminated in closing purchase transactions	—	—
Options expired	(130)	(23,140)
Options exercised	—	—

Balance at September 30, 2011	674	$115,117

Series V Written Call Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	3,231	$332,827
Options written	1,348	195,794
Options terminated in closing purchase transactions	—	—
Options expired	(1,980)	(171,254)
Options exercised	(2,165)	(245,583)

Balance at September 30, 2011	434	$111,784

Series V Written Put Options	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	639	$95,086
Options written	3,833	772,401
Options terminated in closing purchase transactions	—	—
Options expired	(639)	(95,086)
Options exercised	(1,250)	(267,021)

Balance at September 30, 2011	2,583	$505,380

Item 2. Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	November 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	November 22, 2011

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	November 22, 2011